UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-06719

                                         Sterling Capital Funds (formerly, BB&T Funds)

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

            Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

Sterling Capital Funds (formerly, BB&T Funds)

434 Fayetteville Street Mall, 5th Floor

                             Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2011

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Sterling Capital Funds

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We many disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2010 and March 31, 2011. The recovering economy led to significant gains in equities for the period, as investors generally gained optimism about recent economic advances and improving corporate-sector fundamentals. Fixed-income securities meanwhile experienced modest returns.

The economy continued to expand during the six months under review, suggesting the recovery from the unprecedented events of 2008 and early 2009 has become self-sustaining. Business confidence appeared to improve significantly during the period and consumer spending reached pre-recession levels, indicating an improvement in consumer confidence. Recent reports suggest that manufacturing activity was robust during the period, while the services sector expanded.

The job market lagged other indicators of recovery throughout the period, but showed slight improvement during the first quarter of 2011. However, the severity of the recession and slow pace of job creation has left the trajectory of the economic recovery shallower than past recoveries and more susceptible to another shock. Home prices remained weak during the period, and foreclosure and delinquency rates reached record levels.

Numerous factors weighed negatively on investor confidence, including an extremely high federal budget deficit, weakness in European markets, emerging markets inflation and a sharp rise in oil and commodity prices. The recent disaster in Japan and the turmoil in the Middle East also undermined the market’s momentum.

The U.S. gross domestic product increased at an annualized rate of 3.10% during the first half of this semiannual period. According to preliminary figures, GDP grew at anannualized 1.80% rate during the second half of the period. The Federal Reserve maintained its aggressive stance toward monetary policy, keeping its target short-term interest rate at a range between zero and 0.25%, a historic low, throughout the period.

This environment boosted the stock market. The S&P 500 climbed throughout the period, with one sharp, short-lived decline in mid-March following the earthquake and tsunami in Japan. All told, the index gained 17.31% during the six months under review. Small-cap stocks outperformed larger shares, with the Russell 2000 index of small-cap stocks gaining 25.48%. Likewise, the U.S. fixed-income market was supported by a more promising economic outlook, improving corporate balance sheets, growing pressure to reduce government debt and spending, and consumer and corporate deleveraging.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management LLC. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

E.G. Purcell, III

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Investment Officer

Sterling Capital Management LLC

Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds and is paid a fee for its services. Shares of the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

    Summary of Portfolio Holdings (Unaudited)

The Sterling Capital Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2011:

Sterling Capital Select Equity Fund (formerly known as BB&T Select Equity Fund)	Percentage of net assets
Consumer Discretionary	10.0%
Consumer Staples	8.4%
Energy	13.8%
Financials	15.1%
Health Care	11.8%
Industrials	10.3%
Information Technology	22.0%
Materials	6.2%
Telecommunication Services	1.3%
Exchange Traded Fund	0.4%
Cash Equivalents	1.0%

100.3%

Sterling Capital Mid Value Fund (formerly known as BB&T Mid Cap Value Fund)	Percentage of net assets
Consumer Discretionary	17.9%
Energy	5.2%
Financial Services	34.0%
Health Care	14.7%
Producer Durables	7.7%
Technology	14.2%
Utilities	1.8%
Exchange Traded Fund	4.0%
Cash Equivalents	1.2%

100.7%

Sterling Capital Small Value Fund (formerly known as Sterling Capital Small Cap Value Fund)	Percentage of net assets
Consumer Discretionary	11.2%
Energy	2.2%
Financial Services	29.9%
Health Care	6.6%
Materials & Processing	9.7%
Producer Durables	19.0%
Technology	18.0%
Rights	0.0%
Cash Equivalents	4.6%

101.2%

Sterling Capital International Fund (formerly known as BB&T International Equity Fund)	Percentage of net assets
Australia	2.3%
Austria	1.2%
Brazil	2.6%
Canada	5.9%
China	7.3%
Czech Republic	0.9%
Denmark	2.0%
Finland	1.2%
France	6.4%
Germany	7.9%
Greece	0.5%
Hong Kong	4.1%
India	4.1%
Ireland	1.5%
Israel	0.6%
Italy	1.8%
Japan	8.5%
Korea (South)	1.9%
Mexico	0.8%
Netherlands	2.0%
Norway	0.4%
Portugal	0.2%
Russia	9.8%
South Africa	1.2%
Sweden	1.5%
Switzerland	3.8%
Taiwan	3.2%
Ukraine	0.2%
United Kingdom	15.1%
Exchange Traded Fund	0.3%
Cash Equivalents	6.6%

105.8%

Sterling Capital Special Opportunities Fund (formerly known as BB&T Special Opportunities Equity Fund)	Percentage of net assets
Consumer Discretionary	7.9%
Consumer Staples	6.6%
Energy	15.4%
Financials	3.6%
Health Care	22.4%
Industrials	6.2%
Information Technology	27.1%
Utilities	1.2%
Cash Equivalents	11.0%

101.4%

Sterling Capital Equity Income Fund (formerly known as BB&T Equity Income Fund)	Percentage of net assets
Consumer Discretionary	11.7%
Consumer Staples	16.8%
Energy	17.4%
Financials	0.6%
Health Care	9.6%
Industrials	9.7%
Information Technology	10.2%
Telecommunication Services	6.7%
Exchange Traded Funds	0.0%
Cash Equivalents	21.2%

103.9%

Sterling Capital Funds

   Summary of Portfolio Holdings (Unaudited)

Sterling Capital Short-Term Bond Fund (formerly known as BB&T Short U.S. Government Fund)	Percentage of net assets
Collateralized Mortgage Obligations	12.1%
Commercial Mortgage-Backed Securities	12.6%
Corporate Bonds	52.9%
Mortgage-Backed Securities	1.5%
Municipal Bonds	6.5%
Preferred Stock	1.6%
U.S. Government Agencies	8.7%
Cash Equivalents	5.5%

101.4%

Sterling Capital Intermediate U.S. Government Fund (formerly known as BB&T Intermediate U.S. Government Fund)	Percentage of net assets
Collateralized Mortgage Obligations	5.6%
Corporate Bonds	8.7%
Mortgage-Backed Securities	23.4%
Municipal Bonds	1.0%
U.S. Government Agencies	46.6%
U.S. Treasury Notes	12.0%
Cash Equivalents	2.3%

99.6%

Sterling Capital Total Return Bond Fund (formerly known as BB&T Total Return Bond Fund)	Percentage of net assets
Asset Backed Securities	2.5%
Collateralized Mortgage Obligations	10.6%
Commercial Mortgage-Backed Securities	15.3%
Corporate Bonds	34.5%
Foreign Government Bonds	0.5%
Mortgage-Backed Securities	30.2%
Municipal Bonds	3.0%
Preferred Stocks	1.1%
U.S. Treasury Notes	1.2%
Cash Equivalents	3.1%

102.0%

Sterling Capital Kentucky Intermediate Tax-Free Fund (formerly known as BB&T Kentucky Intermediate Tax-Free Fund)	Percentage of net assets
Kentucky Municipal Bonds	98.2%
Cash Equivalents	0.5%

98.7%

Sterling Capital Maryland Intermediate Tax-Free Fund (formerly known as BB&T Maryland Intermediate Tax-Free Fund)	Percentage of net assets
District of Columbia Municipal Bonds	3.2%
Maryland Municipal Bonds	93.7%
Cash Equivalents	2.5%

99.4%

Sterling Capital North Carolina Intermediate Tax-Free Fund (formerly known as BB&T North Carolina Intermediate Tax-Free Fund)	Percentage of net assets
North Carolina Municipal Bonds	96.0%
Cash Equivalents	2.8%

98.8%

Sterling Capital South Carolina Intermediate Tax-Free Fund (formerly known as BB&T South Carolina Intermediate Tax-Free Fund)	Percentage of net assets
South Carolina Municipal Bonds	97.3%
Cash Equivalents	2.2%

99.5%

Sterling Capital Virginia Intermediate Tax-Free Fund (formerly known as BB&T Virginia IntermediateTax-Free Fund)	Percentage of net assets
District of Columbia Municipal Bonds	1.3%
Virginia Municipal Bonds	94.2%
Cash Equivalents	3.8%

99.3%

Sterling Capital West Virginia Intermediate Tax-Free Fund (formerly known as BB&T West Virginia Intermediate Tax-Free Fund)	Percentage of net assets
West Virginia Municipal Bonds	95.7%
Cash Equivalents	2.7%

98.4%

Sterling Capital National Tax-Free Money Market Fund (formerly known as BB&T National Tax-Free Money Market Fund)	Percentage of net assets
Arizona	9.2%
Colorado	1.2%
Connecticut	1.5%
Georgia	9.8%
Illinois	6.3%
Louisiana	5.2%
New Jersey	2.1%
NewYork	3.7%
Ohio	28.5%
Pennsylvania	8.9%
South Carolina	3.1%
Texas	2.5%
Utah	4.2%
Vermont	1.1%
Virginia	3.0%
Washington	8.4%
Wisconsin	1.2%
Cash Equivalents	0.0%

99.9%

Sterling Capital Prime Money Market Fund (formerly known as BB&T Prime Money Market Fund)	Percentage of net assets
Asset Backed Securities	3.2%
Bankers Acceptance	1.3%
Certificates of Deposit	12.0%
Commercial Paper	33.2%
Corporate Bonds	2.4%
Repurchase Agreement	13.2%
U.S. Government Agencies	4.3%
U.S. Treasury Notes	0.9%
Variable Rate Notes	30.4%

100.9%

Sterling Capital U.S. Treasury Money Market Fund (formerly known as BB&T U.S. Treasury Money Market Fund)	Percentage of net assets
Repurchase Agreements	53.3%
U.S. Treasury Bills	34.2%
U.S. Treasury Notes	12.5%

100.0%

Sterling Capital Funds

   Summary of Portfolio Holdings (Unaudited)

Sterling Capital Strategic Allocation Conservative Fund (formerly known as BB&T Capital Manager Conservative Growth Fund)	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	2.9%
Sterling Capital International Fund, Institutional Class	3.9%
Sterling Capital Mid Value Fund, Institutional Class	4.9%
Sterling Capital Select Equity Fund, Institutional Class	8.0%
Sterling Capital Small Value Fund, Institutional Class	1.2%
Sterling Capital Special Opportunities Fund, Institutional Class	1.9%
Sterling Capital Total Return Bond Fund, Institutional Class	53.2%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1.7%
Non-Affiliated Investment Companies	7.2%
Exchange Traded Funds	14.9%

99.8%

Sterling Capital Strategic Allocation Balanced Fund (formerly known as BB&T Capital Manager Moderate Growth Fund)	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	4.7%
Sterling Capital International Fund, Institutional Class	6.3%
Sterling Capital Mid Value Fund, Institutional Class	7.9%
Sterling Capital Select Equity Fund, Institutional Class	12.9%
Sterling Capital Small Value Fund, Institutional Class	2.0%
Sterling Capital Special Opportunities Fund, Institutional Class	3.1%
Sterling Capital Total Return Bond Fund, Institutional Class	26.3%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1.7%
Non-Affiliated Investment Companies	9.3%
Exchange Traded Funds	25.9%

100.1%

Sterling Capital Strategic Allocation Growth Fund (formerly known as BB&T Capital Manager Growth Fund)	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	5.7%
Sterling Capital International Fund, Institutional Class	7.7%
Sterling Capital Mid Value Fund, Institutional Class	9.6%
Sterling Capital Select Equity Fund, Institutional Class	15.7%
Sterling Capital Small Value Fund, Institutional Class	2.5%
Sterling Capital Special Opportunities Fund, Institutional Class	3.8%
Sterling Capital Total Return Bond Fund, Institutional Class	9.8%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.2%
Non-Affiliated Investment Companies	9.5%
Exchange Traded Funds	33.5%

100.0%

Sterling Capital Strategic Allocation Equity Fund (formerly known as BB&T Capital Manager Equity Fund)	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	6.3%
Sterling Capital International Fund, Institutional Class	8.4%
Sterling Capital Mid Value Fund, Institutional Class	10.6%
Sterling Capital Select Equity Fund, Institutional Class	17.3%
Sterling Capital Small Value Fund, Institutional Class	2.7%
Sterling Capital Special Opportunities Fund, Institutional Class	4.2%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.4%
Non-Affiliated Investment Companies	9.4%
Exchange Traded Funds	38.7%

100.0%

Sterling Capital Funds

    Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this year.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 - 3/31/11	Annualized Expense Ratio During Period 10/1/10 - 3/31/11
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,158.70	$ 5.81	1.08%
Class B Shares	1,000.00	1,155.30	9.83	1.83%
Class C Shares	1,000.00	1,154.40	9.94	1.85%
Institutional Shares	1,000.00	1,160.30	4.47	0.83%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,217.10	6.52	1.18%
Class B Shares	1,000.00	1,212.70	10.65	1.93%
Class C Shares	1,000.00	1,212.20	10.64	1.93%
Institutional Shares	1,000.00	1,218.40	5.14	0.93%
Class R Shares	1,000.00	1,215.30	8.01	1.45%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,268.10	7.58	1.34%
Class B Shares	1,000.00	1,263.20	11.79	2.09%
Class C Shares	1,000.00	1,263.20	11.79	2.09%
Institutional Shares	1,000.00	1,269.90	6.17	1.09%
Class R Shares	1,000.00	1,265.70	9.04	1.60%
Sterling Capital International Fund
Class A Shares	1,000.00	1,073.70	9.36	1.81%
Class B Shares	1,000.00	1,072.20	13.23	2.56%
Class C Shares	1,000.00	1,070.10	13.16	2.55%
Institutional Shares	1,000.00	1,077.10	8.08	1.56%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,152.80	6.87	1.28%
Class B Shares	1,000.00	1,148.60	10.87	2.03%
Class C Shares	1,000.00	1,148.50	10.87	2.03%
Institutional Shares	1,000.00	1,154.10	5.53	1.03%
Class R Shares	1,000.00	1,151.50	8.21	1.53%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,115.40	6.17	1.17%
Class B Shares	1,000.00	1,110.90	10.05	1.91%
Class C Shares	1,000.00	1,110.70	10.10	1.92%
Institutional Shares	1,000.00	1,116.50	4.85	0.92%
Class R Shares	1,000.00	1,114.50	7.49	1.42%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	995.70	4.58	0.92%
Institutional Shares	1,000.00	998.00	3.34	0.67%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	982.40	4.74	0.96%
Class B Shares	1,000.00	977.70	8.43	1.71%
Class C Shares	1,000.00	978.70	8.44	1.71%
Institutional Shares	1,000.00	982.70	3.51	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	998.10	4.73	0.95%
Class B Shares	1,000.00	994.40	8.45	1.70%
Class C Shares	1,000.00	993.50	8.50	1.71%
Institutional Shares	1,000.00	998.50	3.49	0.70%
Class R Shares	1,000.00	994.70	5.97	1.20%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	975.60	4.58	0.93%
Institutional Shares	1,000.00	977.60	3.30	0.67%

Sterling Capital Funds

   Expense Example (Unaudited)

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 - 3/31/11	Annualized Expense Ratio During Period 10/1/10 - 3/31/11
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$978.20	$4.54	0.92%
Institutional Shares	1,000.00	980.30	3.36	0.68%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	979.20	4.54	0.92%
Institutional Shares	1,000.00	980.40	3.36	0.68%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	977.00	4.68	0.95%
Institutional Shares	1,000.00	978.00	3.45	0.70%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	978.30	4.59	0.93%
Institutional Shares	1,000.00	978.70	3.35	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	980.30	4.64	0.94%
Institutional Shares	1,000.00	981.50	3.41	0.69%
Sterling Capital National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,000.10	2.14	0.43%
Institutional Shares	1,000.00	1,000.10	2.09	0.42%
Sterling Capital Prime Money Market Fund
Class A Shares	1,000.00	1,000.10	1.55	0.31%
Class B Shares	1,000.00	1,000.10	1.60	0.32%
Class C Shares	1,000.00	1,000.10	1.55	0.31%
Institutional Shares	1,000.00	1,000.10	1.55	0.31%
Sterling Capital U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,000.10	0.70	0.14%
Class B Shares	1,000.00	1,000.10	0.70	0.14%
Class C Shares	1,000.00	1,000.10	0.70	0.14%
Institutional Shares	1,000.00	1,000.10	0.70	0.14%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,064.30	2.78	0.54%
Class B Shares	1,000.00	1,060.20	6.57	1.28%
Class C Shares	1,000.00	1,059.70	6.62	1.29%
Institutional Shares	1,000.00	1,064.90	1.44	0.28%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,108.90	2.52	0.48%
Class B Shares	1,000.00	1,104.50	6.45	1.23%
Class C Shares	1,000.00	1,103.70	6.50	1.24%
Institutional Shares	1,000.00	1,109.60	1.10	0.21%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,133.70	2.61	0.49%
Class B Shares	1,000.00	1,129.70	6.58	1.24%
Class C Shares	1,000.00	1,128.80	6.63	1.25%
Institutional Shares	1,000.00	1,134.90	1.22	0.23%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,147.90	3.21	0.60%
Class B Shares	1,000.00	1,144.00	7.16	1.34%
Class C Shares	1,000.00	1,144.80	7.33	1.37%
Institutional Shares	1,000.00	1,149.70	1.82	0.34%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Funds

   Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 - 3/31/11	Annualized Expense Ratio During Period 10/1/10 - 3/31/11
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,019.55	$ 5.44	1.08%
Class B Shares	1,000.00	1,015.81	9.20	1.83%
Class C Shares	1,000.00	1,015.71	9.30	1.85%
Institutional Shares	1,000.00	1,020.79	4.18	0.83%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class B Shares	1,000.00	1,015.31	9.70	1.93%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Class R Shares	1,000.00	1,017.70	7.29	1.45%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,018.25	6.74	1.34%
Class B Shares	1,000.00	1,014.51	10.50	2.09%
Class C Shares	1,000.00	1,014.51	10.50	2.09%
Institutional Shares	1,000.00	1,019.50	5.49	1.09%
Class R Shares	1,000.00	1,016.95	8.05	1.60%
Sterling Capital International Fund
Class A Shares	1,000.00	1,015.91	9.10	1.81%
Class B Shares	1,000.00	1,012.17	12.84	2.56%
Class C Shares	1,000.00	1,012.22	12.79	2.55%
Institutional Shares	1,000.00	1,017.15	7.85	1.56%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,018.55	6.44	1.28%
Class B Shares	1,000.00	1,014.81	10.20	2.03%
Class C Shares	1,000.00	1,014.81	10.20	2.03%
Institutional Shares	1,000.00	1,019.80	5.19	1.03%
Class R Shares	1,000.00	1,017.30	7.70	1.53%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.10	5.89	1.17%
Class B Shares	1,000.00	1,015.41	9.60	1.91%
Class C Shares	1,000.00	1,015.36	9.65	1.92%
Institutional Shares	1,000.00	1,020.34	4.63	0.92%
Class R Shares	1,000.00	1,017.85	7.14	1.42%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.14	4.84	0.96%
Class B Shares	1,000.00	1,016.40	8.60	1.71%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.39	3.58	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class B Shares	1,000.00	1,016.45	8.55	1.70%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Class R Shares	1,000.00	1,018.95	6.04	1.20%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%

Sterling Capital Funds

   Expense Example (Unaudited)

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 - 3/31/11	Annualized Expense Ratio During Period 10/1/10 - 3/31/11
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.34	$4.63	0.92%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Sterling Capital National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,022.79	2.17	0.43%
Institutional Shares	1,000.00	1,022.84	2.12	0.42%
Sterling Capital Prime Money Market Fund
Class A Shares	1,000.00	1,023.39	1.56	0.31%
Class B Shares	1,000.00	1,023.34	1.61	0.32%
Class C Shares	1,000.00	1,023.39	1.56	0.31%
Institutional Shares	1,000.00	1,023.39	1.56	0.31%
Sterling Capital U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,024.23	0.71	0.14%
Class B Shares	1,000.00	1,024.23	0.71	0.14%
Class C Shares	1,000.00	1,024.23	0.71	0.14%
Institutional Shares	1,000.00	1,024.23	0.71	0.14%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,022.24	2.72	0.54%
Class B Shares	1,000.00	1,018.55	6.44	1.28%
Class C Shares	1,000.00	1,018.50	6.49	1.29%
Institutional Shares	1,000.00	1,023.54	1.41	0.28%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.54	2.42	0.48%
Class B Shares	1,000.00	1,018.80	6.19	1.23%
Class C Shares	1,000.00	1,018.75	6.24	1.24%
Institutional Shares	1,000.00	1,023.88	1.06	0.21%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.49	2.47	0.49%
Class B Shares	1,000.00	1,018.75	6.24	1.24%
Class C Shares	1,000.00	1,018.70	6.29	1.25%
Institutional Shares	1,000.00	1,023.78	1.16	0.23%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,021.94	3.02	0.60%
Class B Shares	1,000.00	1,018.25	6.74	1.34%
Class C Shares	1,000.00	1,018.10	6.89	1.37%
Institutional Shares	1,000.00	1,023.24	1.72	0.34%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

Sterling Capital Select Equity Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.9%)

	Consumer Discretionary (10.0%)
201,000	Comcast Corp., Class A	$4,968,720
71,000	Lowe’s Cos., Inc.	1,876,530
227,000	Staples, Inc.	4,408,340
146,400	Target Corp.	7,321,464
123,900	Walt Disney Co. (The)	5,338,851

		23,913,905

	Consumer Staples (8.4%)
138,300	Kraft Foods, Inc., Class A	4,337,088
110,000	PepsiCo, Inc.	7,085,100
53,000	Procter & Gamble Co. (The)	3,264,800
105,000	Wal-Mart Stores, Inc.	5,465,250

		20,152,238

	Energy (13.8%)
197,000	Cenovus Energy, Inc.	7,757,860
29,000	Chevron Corp.	3,115,470
29,800	ConocoPhillips	2,379,828
89,000	Exxon Mobil Corp.	7,487,570
72,000	Schlumberger, Ltd.	6,714,720
123,900	Suncor Energy, Inc.	5,555,676

		33,011,124

	Financials (15.1%)
62,300	American Express Co.	2,815,960
96,000	Aon Corp.	5,084,160
189,000	Bank of America Corp.	2,519,370
24,900	Berkshire Hathaway, Inc., Class B(a)	2,082,387
150,000	JPMorgan Chase & Co.	6,915,000
168,000	MetLife, Inc.	7,514,640
121,400	Morgan Stanley	3,316,648
41,300	Travelers Cos., Inc. (The)	2,456,524
105,000	Wells Fargo & Co.	3,328,500

		36,033,189

	Health Care (11.8%)
87,000	Abbott Laboratories	4,267,350
56,600	Johnson & Johnson	3,353,550
155,000	Medtronic, Inc.	6,099,250
116,000	Merck & Co., Inc.	3,829,160
45,000	Novartis AG, ADR(b)	2,445,750
150,000	Pfizer, Inc.	3,046,500
93,000	Thermo Fisher Scientific, Inc.(a)	5,166,150

		28,207,710

	Industrials (10.3%)
99,000	ABB, Ltd., ADR(a)	2,394,810
21,000	FedEx Corp.	1,964,550
366,000	General Electric Co.	7,338,300
22,700	Lockheed Martin Corp.	1,825,080
492,000	Southwest Airlines Co	6,213,960
110,900	Tyco International, Ltd.	4,964,993

		24,701,693

	Information Technology (22.0%)
21,800	Apple, Inc.(a)	7,596,210
397,800	Cisco Systems, Inc.	6,822,270
113,190	Corning, Inc.	2,335,110
5,190	Google, Inc., Class A(a)	3,042,430

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
111,000	Hewlett-Packard Co.	$4,547,670
105,000	Intel Corp.	2,117,850
21,000	International Business Machines Corp.	3,424,470
368,000	Microsoft Corp.	9,332,480
79,200	Oracle Corp.	2,642,904
197,000	TE Connectivity, Ltd., ADR	6,859,540
108,000	Texas Instruments, Inc.	3,732,480

		52,453,414

	Materials (6.2%)
566,000	Alcoa, Inc.	9,989,900
161,700	International Paper Co.	4,880,106

		14,870,006

	Telecommunication Services (1.3%)
102,000	AT&T, Inc.	3,121,200

	Total Common Stocks (Cost $196,905,455)	236,464,479

EXCHANGE TRADED FUND (0.4%)
26,100	Utilities Select Sector Standard and Poors Depositary Receipt Fund	832,590

	Total Exchange Traded Fund (Cost $751,594)	832,590

INVESTMENT COMPANY (0.5%)
1,298,048	Federated Treasury Obligations Fund, Institutional Shares	1,298,048

	Total Investment Company (Cost $1,298,048)	1,298,048

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.5%)
$ 396,608	BNY Mellon Institutional Cash Reserve, Series B	100,639
1,086,509	BNY Mellon Overnight Government Fund	1,086,509

	Total Securities Held as Collateral for Securities on Loan (Cost $1,483,117)	1,187,148

Total Investments — 100.3%
(Cost $200,438,214)		239,782,265
Net Other Assets (Liabilities) — (0.3)%		(612,213)

NET ASSETS — 100.0%		$239,170,052

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2011.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.5%)

	Consumer Discretionary (17.9%)
513,412	Chico’s FAS, Inc.	$7,649,839
362,425	eBay, Inc.(a)	11,249,672
118,057	Gannett Co., Inc.	1,798,008
176,089	International Speedway Corp., Class A	5,247,452
695,942	Interpublic Group of Cos., Inc. (The)	8,747,991
205,970	Omnicom Group, Inc.	10,104,888
404,061	Select Comfort Corp.(a)	4,872,976
240,826	Universal Technical Institute, Inc.	4,684,066
378,083	Viacom, Inc., Class B	17,588,421

		71,943,313

	Energy (5.2%)
540,918	EXCO Resources, Inc.	11,175,366
260,526	Forest Oil Corp.(a)	9,855,698

		21,031,064

	Financial Services (34.0%)
59,028	Alliance Data Systems Corp.(a)(b)	5,069,915
452,997	Annaly Capital Management, Inc., REIT	7,904,798
460,892	Aspen Insurance Holdings, Ltd.	12,702,183
148,628	Assurant, Inc.	5,723,664
267,003	Assured Guaranty, Ltd.	3,978,345
544,900	E*Trade Financial Corp.(a)	8,516,787
321,385	Endurance Specialty Holdings, Ltd.	15,690,016
22,125	Enstar Group, Ltd.(a)	2,209,845
350,567	Fair Isaac Corp.	11,081,423
226,752	Fidelity National Information Services, Inc.	7,412,523
523,550	Leucadia National Corp.	19,654,067
400,820	MI Developments, Inc., Class A	11,615,764
168,886	StanCorp Financial Group, Inc.	7,789,022
429,084	Willis Group Holdings PLC	17,317,830

		136,666,182

	Health Care (14.7%)
84,500	Becton Dickinson & Co.	6,727,890
273,113	Covidien PLC	14,185,489
102,057	Genzyme Corp.(a)	7,771,641
369,000	Omnicare, Inc.(b)	11,066,310
177,442	WellPoint, Inc.	12,383,677
116,022	Zimmer Holdings, Inc.(a)	7,022,812

		59,157,819

	Producer Durables (7.7%)
171,195	General Dynamics Corp.	13,106,689
308,719	Lexmark International, Inc., Class A(a)	11,434,952
611,367	Xerox Corp.	6,511,059

		31,052,700

	Technology (14.2%)
715,049	CA, Inc.	17,289,885
124,848	Computer Sciences Corp.	6,083,843

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology — (continued)
203,675	DST Systems, Inc.	$10,758,113
689,096	EarthLink, Inc.	5,395,622
22,875	MicroStrategy, Inc., Class A(a)	3,076,230
286,300	SAIC, Inc.(a)	4,844,196
339,003	Synopsys, Inc.(a)	9,373,433

		56,821,322

	Utilities (1.8%)
192,561	FirstEnergy Corp.	7,142,087

	Total Common Stocks (Cost $285,643,552)	383,814,487

EXCHANGE TRADED FUND (4.0%)
332,600	iShares Russell MidCap Value Index Fund	16,018,016

	Total Exchange Traded Fund (Cost $14,586,193)	16,018,016

INVESTMENT COMPANY (0.6%)
2,418,478	Federated Treasury Obligations Fund, Institutional Shares	2,418,478

	Total Investment Company (Cost $2,418,478)	2,418,478

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.6%)
$ 1,242,467	BNY Mellon Institutional Cash Reserve, Series B	315,276
1,943,390	BNY Mellon Overnight Government Fund	1,943,390

	Total Securities Held as Collateral for Securities on Loan (Cost $3,185,857)	2,258,666

Total Investments — 100.7%
(Cost $305,834,080)		404,509,647
Net Other Assets (Liabilities) — (0.7)%		(2,694,637)

NET ASSETS — 100.0%		$401,815,010

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2011.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.6%)

	Consumer Discretionary (11.2%)
120,758	Cambium Learning Group, Inc.(a)	$410,577
77,400	Chico’s FAS, Inc.	1,153,260
75,700	Entercom Communications Corp., Class A(a)	834,214
158,200	Exide Technologies(a)	1,768,676
29,696	Kirkland’s, Inc.(a)	458,506
43,091	Meredith Corp.(b)	1,461,647
131,719	Regis Corp.	2,336,695
37,017	Signet Jewelers, Ltd.(a)	1,703,523

		10,127,098

	Energy (2.2%)
109,385	Resolute Energy Corp.(a)(b)	1,984,244

	Financial Services (29.9%)
81,400	AMERISAFE, Inc.(a)	1,799,754
60,852	Aspen Insurance Holdings, Ltd.	1,677,081
67,342	Assured Guaranty, Ltd.	1,003,396
46,108	Avatar Holdings, Inc.(a)	912,477
139,600	Bank Mutual Corp.	590,508
67,270	Brookline Bancorp, Inc.	708,353
12,324	EastGroup Properties, Inc., REIT	541,886
50,481	Endurance Specialty Holdings, Ltd.	2,464,483
4,601	Enstar Group, Ltd.(a)	459,548
79,200	Fair Isaac Corp.	2,503,512
179,100	First American Financial Corp.	2,955,150
9,213	First Citizens BancShares, Inc., Class A	1,847,944
44,463	Horace Mann Educators Corp.	746,978
113,300	Investment Technology Group, Inc.(a)	2,060,927
47,452	MI Developments, Inc., Class A	1,375,159
67,235	Parkway Properties, Inc., REIT	1,142,995
42,423	StanCorp Financial Group, Inc.	1,956,549
103,870	Washington Federal, Inc.	1,801,106
63,200	Westfield Financial, Inc.	572,592

		27,120,398

	Health Care (6.6%)
53,519	Coventry Health Care, Inc.(a)	1,706,721
48,500	Teleflex, Inc.	2,812,030
56,700	VCA Antech, Inc.(a)	1,427,706

		5,946,457

	Materials & Processing (9.7%)
40,039	Cabot Microelectronics Corp.(a)(b)	2,092,038
131,960	Graham Packaging Co., Inc.(a)	2,300,063
63,257	Mueller Industries, Inc.	2,316,471
59,336	Sensient Technologies Corp.	2,126,602

		8,835,174

	Producer Durables (19.0%)
116,536	Covanta Holding Corp.(b)	1,990,435
248,700	EnergySolutions, Inc.	1,482,252
59,400	FTI Consulting, Inc.(a)	2,276,802
54,200	Granite Construction, Inc.	1,523,020
78,200	Harsco Corp.	2,759,678
63,556	PHH Corp.(a)	1,383,614
86,060	SYKES Enterprises, Inc.(a)	1,701,406
84,100	TeleTech Holdings, Inc.(a)	1,629,858

Shares		Fair Value
COMMON STOCKS — (continued)

	Producer Durables — (continued)
121,118	UTi Worldwide, Inc.	$2,451,428

		17,198,493

	Technology (18.0%)
47,214	Black Box Corp.	1,659,572
121,798	Compuware Corp.(a)	1,406,767
64,817	DST Systems, Inc.	3,423,634
313,971	EarthLink, Inc.	2,458,393
178,189	Lionbridge Technologies, Inc.(a)	611,188
15,518	MicroStrategy, Inc., Class A(a)	2,086,861
174,123	National Semiconductor Corp.	2,496,924
166,717	Orbotech, Ltd.(a)	2,140,646

		16,283,985

	Total Common Stocks (Cost $71,442,618)	87,495,849

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Right(c)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (3.6%)
3,306,813	Federated Treasury Obligations Fund, Institutional Shares	3,306,813

	Total Investment Company (Cost $3,306,813)	3,306,813

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.9%)
$260,458	BNY Mellon Institutional Cash Reserve, Series B	66,091
783,002	BNY Mellon Overnight Government Fund	783,002

	Total Securities Held as Collateral for Securities on Loan (Cost $1,043,460)	849,093

Total Investments — 101.2%
(Cost $75,792,891)		91,651,755
Net Other Assets (Liabilities) — (1.2)%		(1,076,197)

NET ASSETS — 100.0%		$90,575,558

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2011.
(c)	Security was fair valued under methods approved by the Board of Trustees.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital International Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.9%)
	Australia (2.3%)
99,821	Asciano, Ltd.	$179,655
206,206	MAp Group	648,400
27,795	Newcrest Mining, Ltd.	1,144,816

		1,972,871

	Austria (1.2%)
20,113	Erste Group Bank AG	1,014,885

	Brazil (2.6%)
28,503	Diagnosticos da America SA	364,875
10,065	Embraer SA, ADR	339,190
67,841	Hypermarcas SA(a)	893,383
15,801	Petroleo Brasileiro SA, ADR	638,834

		2,236,282

	Canada (5.9%)
21,717	Barrick Gold Corp.	1,128,746
7,684	Cenovus Energy, Inc.	303,556
1,473	First Quantum Minerals, Ltd.	190,556
7,844	Goldcorp, Inc.	391,108
29,448	Ivanhoe Mines, Ltd.(a)	807,656
2,507	Pan American Silver Corp.(b)	93,117
16,764	Potash Corp. of Saskatchewan, Inc.	988,894
3,354	Silver Wheaton Corp.	145,715
23,956	Suncor Energy, Inc.	1,074,375

		5,123,723

	China (7.3%)
32,000	Anhui Conch Cement Co., Ltd., H Shares	200,140
7,903	Baidu, Inc., ADR(a)	1,089,113
358,000	Belle International Holdings, Ltd.	656,302
137,400	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares(a)	352,219
49,564	China Merchants Holdings International Co., Ltd.	209,316
76,000	China National Building Material Co., Ltd., H Shares	278,947
164,000	China Resources Enterprise, Ltd.	666,242
174,000	China Yurun Food Group, Ltd.	583,836
15,470	Ctrip.Com International, Ltd., ADR(a)	641,850
150,000	Dongfeng Motor Group Co., Ltd., H Shares	255,318
500,000	Geely Automobile Holdings, Ltd.(b)	185,767
148,000	Golden Eagle Retail Group, Ltd.	319,268
229,000	Intime Department Store Group Co., Ltd.	310,886
42,000	Lianhua Supermarket Holdings, Ltd., H Shares	166,844
64,000	Tingyi Cayman Islands Holding Corp.	156,492
105,000	Wumart Stores, Inc.	228,937

		6,301,477

	Czech Republic (0.9%)
3,096	Komercni Banka AS	781,285

	Denmark (2.0%)
5,527	Carlsberg AS, Class B(b)	595,120
8,803	Novo Nordisk AS, Class B(b)	1,105,980

		1,701,100

	Finland (1.2%)
6,170	Fortum OYJ(a)	209,508
30,031	Stora Enso OYJ, Class R	357,715

Shares		Fair Value
COMMON STOCKS — (continued)
	Finland — (continued)
20,158	UPM-Kymmene OYJ(a)	$426,231

		993,454

	France (6.4%)
2,667	Aeroports de Paris	245,678
10,123	BNP Paribas	740,410
6,448	CFAO SA	242,022
12,302	Cie Generale d’Optique Essilor International SA	913,558
5,670	Danone SA	370,396
5,501	Eutelsat Communications SA	219,730
861	IIiad SA	103,229
139,577	L’Occitane International SA(a)	344,163
5,226	LVMH Moet Hennessy Louis Vuitton SA	827,278
2,826	PPR	433,139
3,117	Schneider Electric SA	532,737
8,604	SES SA	221,617
3,055	Technip SA(b)	325,797

		5,519,754

	Germany (7.9%)
3,363	Allianz SE	471,979
4,090	Bayerische Motoren Werke AG	340,534
2,010	Bilfinger Berger SE	174,474
1,478	Brenntag AG(a)	164,134
13,508	Daimler AG(a)(b)	954,301
21,065	Fraport AG Frankfurt Airport Services Worldwide	1,543,708
9,896	Fresenius SE & Co. KGaA	915,382
5,645	HeidelbergCement AG	394,283
456	Henkel AG & Co. KGaA	23,824
3,079	Henkel AG & Co. KGaA, Preference Shares	190,730
6,200	MAN SE	773,221
1,689	Siemens AG	231,489
3,901	Volkswagen AG, Preference Shares	632,733

		6,810,792

	Greece (0.5%)
15,529	Coca-Cola Hellenic Bottling Co. SA	417,044

	Hong Kong (4.1%)
363,000	Hang Lung Properties, Ltd.	1,589,004
186,000	Li & Fung, Ltd.	952,890
166,000	Sands China, Ltd.(a)	370,475
88,000	United Laboratories International Holdings, Ltd. (The)	158,384
160,000	Wynn Macau, Ltd.(b)	446,356

		3,517,109

	India (4.1%)
44,117	Adani Enterprises, Ltd.(a)	659,405
8,306	Axis Bank, Ltd.	261,473
7,508	HDFC Bank, Ltd.	394,947
11,300	Housing Development Finance Corp.	177,678
106,483	ITC, Ltd.	434,815
17,822	JSW Steel, Ltd.	366,191
14,868	Larsen & Toubro, Ltd.(a)	550,744
7,366	Mahindra & Mahindra, Ltd.	115,681
70,917	Mundra Port & Special Economic Zone, Ltd.(a)	217,307
6,273	State Bank of India, Ltd.	388,984

		3,567,225

Continued

Sterling Capital International Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Ireland (1.5%)
28,036	CRH PLC	$643,665
65,249	Dragon Oil PLC(a)	625,945

		1,269,610

	Israel (0.6%)
9,868	Teva Pharmaceutical Industries, Ltd., ADR	495,078

	Italy (1.8%)
13,264	Buzzi Unicem SpA(b)	193,240
21,106	Enel SpA	133,045
43,116	Fiat Industrial SpA(a)	618,981
11,423	Saipem SpA	607,234

		1,552,500

	Japan (8.5%)
4,000	Aisin Seiki Co., Ltd.	138,879
22,000	Asahi Glass Co., Ltd.	276,653
4,486	Canon, Inc.	195,231
900	Daikin Industries, Ltd.	26,952
3,831	Denso Corp.	127,117
3,125	FANUC CORP.	472,995
13,606	Honda Motor Co., Ltd.	511,165
82,000	Isuzu Motors, Ltd.	324,333
28,700	Itochu Corp.	300,525
38	KDDI Corp.	235,273
25,600	Komatsu, Ltd.	869,440
12,700	Mitsubishi Corp.	352,540
25,000	Mitsubishi Electric Corp.	295,143
4,800	Mitsui & Co., Ltd.	86,040
2,300	Nidec Corp.(b)	199,086
1,400	Nintendo Co., Ltd.	378,192
28,700	Nissan Motor Co., Ltd.	254,636
1,400	Nitto Denko Corp.	74,225
1,350	SMC Corp.	222,187
10,000	Softbank Corp.(b)	399,134
19,800	Suzuki Motor Corp.	442,513
15,654	Toyota Motor Corp.	630,451
14,760	Unicharm Corp.	536,776

		7,349,486

	Korea (South) (1.9%)
20,005	Celltrion, Inc.	634,645
2,674	Hyundai Motor Co.	494,847
644	Samsung Electronics Co., Ltd.	547,161

		1,676,653

	Mexico (0.8%)
5,821	Fomento Economico Mexicano SAB de CV, ADR	341,693
60,622	Genomma Lab Internacional SAB de CV, Class B(a)	137,100
53,586	Grupo Financiero Banorte SAB de CV, Series O	252,287

		731,080

	Netherlands (2.0%)
2,040	ASML Holding NV(a)	89,912
4,133	Heineken NV	225,827
67,164	ING Groep NV, CVA(a)	850,091
19,531	Koninklijke KPN NV(b)	332,704
6,287	Koninklijke Philips Electronics NV(a)(b)	200,963

		1,699,497

Shares		Fair Value
COMMON STOCKS — (continued)

	Norway (0.4%)
299,005	Marine Harvest ASA	$371,441

	Portugal (0.2%)
8,335	Jeronimo Martins SGPS SA	134,070

	Russia (9.8%)
34,648	Gazprom OAO, ADR	1,120,516
1,882,015	IDGC Holding, JSC(a)	319,002
17,872	Magnit OAO, OJSC, GDR	541,700
917	Mail.ru Group, Ltd., GDR(a)(c)	27,501
2,861	NovaTek OAO, GDR(b)	397,679
2,238	Novorossiysk Commercial Sea Port, PJSC, GDR	22,581
23,274	O’Key Group SA, GDR(a)	293,020
6,900	Pharmstandard, GDR(a)	192,855
118,140	Rosneft Oil Co., GDR	1,079,209
634,590	Sberbank of Russia	2,384,789
200,446	VTB Bank, OJSC	1,403,122
15,585	X5 Retail Group NV, GDR(a)	656,908

		8,438,882

	South Africa (1.2%)
34,048	Aspen Pharmacare Holdings, Ltd.	397,604
43,257	Shoprite Holdings, Ltd.	663,530

		1,061,134

	Sweden (1.5%)
15,041	Atlas Copco AB, Class A	399,861
7,536	Elekta AB, Class B	301,349
35,953	Volvo AB, Class B(a)	632,263

		1,333,473

	Switzerland (3.8%)
4,096	Dufry Group(a)	471,363
371	Flughafen Zuerich AG	154,499
12,527	Nobel Biocare Holding AG(a)	259,678
7,317	Novartis AG	396,879
1,227	Swatch Group AG (The)	542,498
4,727	Swiss Reinsurance Co., Ltd.	270,445
2,611	Syngenta AG	848,540
19,010	UBS AG(a)	341,083

		3,284,985

	Taiwan (3.2%)
71,350	HTC Corp.	2,790,284

	Ukraine (0.2%)
933,947	Raiffeisen Bank Aval(a)	50,788
1,101,903	Ukrsotsbank JSCB(a)	88,360

		139,148

	United Kingdom (15.1%)
8,984	AMEC PLC	171,938
38,773	ARM Holdings PLC	357,650
50,906	Barclays PLC	226,658
73,428	BG Group PLC	1,826,983
40,280	BHP Billiton PLC	1,589,591
9,442	Burberry Group PLC	177,825
48,298	Cairn Energy PLC(a)	358,035
42,746	Compass Group PLC	384,355
15,684	Diageo PLC	298,151
25,427	Hikma Pharmaceuticals PLC	301,032
47,758	HSBC Holdings PLC	491,094

Continued

Sterling Capital International Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	United Kingdom — (continued)
1,159,841	Lloyds Banking Group PLC(a)	$1,080,838
7,884	Premier Oil PLC(a)	252,193
5,324	Reckitt Benckiser Group PLC	273,477
20,227	Rio Tinto PLC	1,420,913
20,736	Rolls-Royce Group PLC(a)	205,910
36,042	Royal Dutch Shell PLC, Class A	1,309,020
8,928	Shire PLC	259,378
12,065	Smith & Nephew PLC	136,064
241,832	Vodafone Group PLC	684,730
21,206	WPP PLC	261,435
41,645	Xstrata PLC	973,382

		13,040,652

	Total Common Stocks (Cost $70,170,199)	85,324,974

EXCHANGE TRADED FUND (0.3%)

	United States (0.3%)
5,013	Market Vectors Gold Miners	301,081

	Total Exchange Traded Fund (Cost $227,205)	301,081

INVESTMENT COMPANY (1.0%)

	United States (1.0%)
881,295	Federated Treasury Obligations Fund, Institutional Shares	881,295

	Total Investment Company (Cost $881,295)	881,295

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.6%)
$ 19,738	BNY Mellon Institutional Cash Reserve, Series B	5,008
4,805,069	BNY Mellon Overnight Government Fund	4,805,069

	Total Securities Held as Collateral for Securities on Loan (Cost $4,824,807)	4,810,077

Total Investments — 105.8% (Cost $76,103,506)		91,317,427
Net Other Assets (Liabilities) — (5.8)%		(5,027,887)

NET ASSETS — 100.0%		$86,289,540

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2011.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

ADR — American Depository Receipt
CVA — Share Certificate
GDR — Global Depository Receipt
JSC — Joint Stock Company
JSCB — Joint Stock Commercial Bank
OJSC — Open Joint Stock Company
PJSC — Public Joint Stock Company

Sector	Percentage of net assets
Consumer Discretionary	15.3%
Consumer Staples	10.5%
Energy	11.7%
Exchange Traded Fund	0.3%
Financials	15.4%
Health Care	8.1%
Industrials	14.1%
Information Technology	6.3%
Materials	14.7%
Telecommunication Services	2.0%
Utilities	0.8%
Cash Equivalents	6.6%

105.8%

Continued

Sterling Capital International Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Depreciation
Short
Euro vs. U.S. Dollar	Deutsche Bank	06/15/2011	(655,509)	$(913,465)	$(927,560)	$(14,095)
Euro vs. U.S. Dollar	Credit Suisse First Boston	06/15/2011	(1,297,917)	(1,808,342)	(1,836,580)	(28,238)

Total Short Contracts				$(2,721,807)	$(2,764,140)	$(42,333)

Long
Japanese Yen vs. U.S. Dollar	J. P. Morgan Securities	06/15/2011	67,108,534	$820,398	$807,187	$(13,211)

Total Long Contracts				$820,398	$807,187	$(13,211)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (90.4%)

	Consumer Discretionary (7.9%)
1,262,000	Comcast Corp., Class A	$31,196,640
431,000	Yum! Brands, Inc.	22,144,780

		53,341,420

	Consumer Staples (6.6%)
1,641,408	Dole Food Co., Inc.(a)(b)	22,372,391
309,500	Energizer Holdings, Inc.(b)	22,024,020

		44,396,411

	Energy (15.4%)
235,000	Apache Corp.(c)	30,766,200
108,000	EOG Resources, Inc.(a)	12,799,080
468,000	Halliburton Co.(c)	23,325,120
300,000	Southwestern Energy Co.(a)(b)	12,891,000
1,063,000	Weatherford International, Ltd.(b)(c)	24,023,800

		103,805,200

	Financials (3.6%)
81,000	CME Group, Inc.	24,425,550

	Health Care (22.4%)
270,000	Becton Dickinson & Co.(a)	21,497,400
678,000	Gilead Sciences, Inc.(b)	28,774,320
200,000	McKesson Corp.(c)	15,810,000
785,000	Merck & Co., Inc.	25,912,850
582,500	Teva Pharmaceutical Industries, Ltd., ADR	29,224,025
667,000	UnitedHealth Group, Inc.	30,148,400

		151,366,995

	Industrials (6.2%)
257,037	L-3 Communications Holdings, Inc.(a)	20,128,567
1,722,000	Southwest Airlines Co.(a)	21,748,860

		41,877,427

	Information Technology (27.1%)
2,201,000	Activision Blizzard, Inc.(a)	24,144,970
841,000	Adobe Systems, Inc.(b)	27,887,560
175,000	Akamai Technologies, Inc.(b)	6,650,000
1,342,000	Cisco Systems, Inc.	23,015,300
1,425,000	Dell, Inc.(b)	20,676,750
806,000	eBay, Inc.(b)(c)	25,018,240
450,000	Harris Corp.(a)	22,320,000
377,000	Intuit, Inc.(a)(b)(c)	20,018,700

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
241,300	Itron, Inc.(a)(b)	$13,618,972

		183,350,492

	Utilities (1.2%)
142,200	NextEra Energy, Inc.	7,838,064

	Total Common Stocks (Cost $487,597,133)	610,401,559

INVESTMENT COMPANY (9.6%)
64,831,681	Federated Treasury Obligations Fund, Institutional Shares	64,831,681

	Total Investment Company (Cost $64,831,681)	64,831,681

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.4%)
$ 775,344	BNY Mellon Institutional Cash Reserve, Series B	196,743
9,395,323	BNY Mellon Overnight Government Fund	9,395,323

	Total Securities Held as Collateral for Securities on Loan (Cost $10,170,667)	9,592,066

Total Investments — 101.4%
(Cost $562,599,481)		684,825,306
Net Other Assets (Liabilities) — (1.4)%		(9,622,997)

NET ASSETS — 100.0%		$675,202,309

(a)	Represents that all or a portion of the security was on loan as of March 31, 2011.
(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (82.7%)

	Consumer Discretionary (11.7%)
319,000	McDonald’s Corp.	$24,272,710
298,000	Omnicom Group, Inc.(a)	14,619,880
941,000	Pearson PLC, ADR	16,749,800
525,000	Target Corp.	26,255,250

		81,897,640

	Consumer Staples (16.8%)
652,100	Archer-Daniels-Midland Co.(b)	23,482,121
200,000	Diageo PLC, ADR	15,244,000
301,600	Kimberly-Clark Corp.	19,685,432
423,900	Kraft Foods, Inc., Class A	13,293,504
401,000	PepsiCo, Inc.	25,828,410
312,200	Philip Morris International, Inc.	20,489,686

		118,023,153

	Energy (17.4%)
209,000	Chevron Corp.	22,452,870
340,000	ConocoPhillips(a)	27,152,400
395,781	Kinder Morgan Management LLC(a)(c)	25,959,276
711,500	Natural Resource Partners LP(a)	24,952,305
133,700	Royal Dutch Shell PLC, ADR(a)	9,792,188
275,000	Teekay LNG Partners LP	11,275,000

		121,584,039

	Financials (0.6%)
412,818	Hudson City Bancorp, Inc.(a)	3,996,078

	Health Care (9.6%)
534,000	Abbott Laboratories	26,192,700
413,000	Novartis AG, ADR	22,446,550
922,000	Pfizer, Inc.(a)	18,725,820

		67,365,070

	Industrials (9.7%)
195,000	Illinois Tool Works, Inc.	10,475,400
648,000	Koninklijke Philips Electronics NV(c)	20,846,160
256,000	Lockheed Martin Corp.(a)	20,582,400
430,000	Waste Management, Inc.(a)	16,056,200

		67,960,160

	Information Technology (10.2%)
883,000	Intel Corp.	17,810,110
416,000	Paychex, Inc.(a)	13,045,760
1,439,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	17,529,456
670,000	Texas Instruments, Inc.(b)	23,155,200

		71,540,526

	Telecommunication Services (6.7%)
718,000	Rogers Communications, Inc., Class B(a)	26,135,200

Shares		Fair Value
COMMON STOCKS — (continued)

	Telecommunication Services — (continued)
535,000	Verizon Communications, Inc.(b)	$20,618,900

		46,754,100

	Total Common Stocks (Cost $468,050,801)	579,120,766

EXCHANGE TRADED FUNDS (0.0%)

2,100	Nuveen Select Tax Free	27,825
8,000	Nuveen Select Tax Free 3	104,240
1,000	Western Asset Municipal Defined Opportunity Trust, Inc.	20,010

	Total Exchange Traded Funds (Cost $148,688)	152,075

INVESTMENT COMPANY (17.0%)

118,567,326	Federated Treasury Obligations Fund, Institutional Shares	118,567,326

	Total Investment Company (Cost $118,567,326)	118,567,326

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.2%)

$ 502,759	BNY Mellon Institutional Cash Reserve, Series B	127,575
29,448,193	BNY Mellon Overnight Government Fund	29,448,193

	Total Securities Held as Collateral for Securities on Loan (Cost $29,950,952)	29,575,768

Total Investments — 103.9% (Cost $616,717,767)		727,415,935
Net Other Assets (Liabilities) — (3.9)%		(26,978,209)

NET ASSETS — 100.0%		$700,437,726

(a)	Represents that all or a portion of the security was on loan as of March 31, 2011.
(b)	Security held as collateral for written call option.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

Sterling Capital Short-Term Bond Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%)

$ 366,004	Banc of America Funding Corp., Series 2005-1, Class 1A1, 5.500%, 2/25/35	$373,364
793,225	Freddie Mac, Series 3640, Class JA, 1.500%, 3/15/15(c)	796,317
770,144	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17(c)	813,575
1,086,402	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22(c)	1,136,792
643,744	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23(c)	671,855
641,351	Ginnie Mae, Series 2004-5, Class VB, 6.000%, 5/20/23	661,175
1,692,095	Ginnie Mae, Series 2010-34, Class AD, 2.500%, 10/20/32	1,715,316
405,891	Ginnie Mae, Series 2005-58, Class NJ, 4.500%, 8/20/35	414,105
543,608	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	572,524
463,149	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	484,806

	Total Collateralized Mortgage Obligations (Cost $7,647,618)	7,639,829

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.6%)

680,000	Banc of America Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.450%, 6/10/39(a)	732,086
600,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	634,255
500,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.190%, 11/10/42(a)	521,714
420,000	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(a)	441,507
340,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	357,242
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	163,002
120,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	123,547
650,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	687,164
115,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(a)	121,672
48,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	49,507
600,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	635,235
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	622,861

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 200,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	$211,418
600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(a)	641,631
384,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	400,553
316,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	336,934
650,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.215%, 1/15/41(a)	694,503
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	631,208

	Total Commercial Mortgage-Backed Securities (Cost $7,978,848)	8,006,039

CORPORATE BONDS (52.9%)

	Consumer Discretionary (3.2%)
1,000,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	1,070,000
900,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	960,750

		2,030,750

	Consumer Staples (4.9%)
875,000	Altria Group, Inc., 8.500%, 11/10/13	1,020,434
1,000,000	Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,028,646
1,000,000	Kraft Foods, Inc., 6.250%, 6/1/12	1,060,746

		3,109,826

	Energy (5.1%)
1,000,000	BP Capital Markets PLC, 5.250%, 11/7/13	1,081,463
1,000,000	Energy Transfer Partners LP, 5.650%, 8/1/12	1,050,950
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,089,688

		3,222,101

	Financials (28.3%)
1,000,000	ABN AMRO Bank NV, 3.000%, 1/31/14(b)	998,225
1,000,000	American Express Bank FSB, BKNT, 5.500%, 4/16/13	1,072,539
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,064,308
1,000,000	Citigroup, Inc., 5.625%, 8/27/12	1,051,207
1,000,000	Citigroup, Inc., 5.000%, 9/15/14	1,044,203
650,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	701,654
1,000,000	General Electric Capital Corp., 4.800%, 5/1/13	1,062,511
1,000,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	1,058,935
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,073,843
1,000,000	HCP, Inc. REIT, 2.700%, 2/1/14	1,002,995
1,000,000	HSBC Finance Corp., 4.750%, 7/15/13	1,066,582
1,000,000	International Lease Finance Corp., MTN, 5.750%, 6/15/11	1,003,750
1,000,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,073,320
1,000,000	Metropolitan Life Global Funding I, 2.875%, 9/17/12(b)	1,019,738
1,000,000	Morgan Stanley, 5.300%, 3/1/13	1,062,867

Continued

Sterling Capital Short-Term Bond Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,000,000	Prudential Financial, Inc., MTN, 2.750%, 1/14/13	$1,019,567
500,000	UBS AG, BKNT, 2.250%, 8/12/13	504,840
1,000,000	Wells Fargo Capital XIII, GMTN, 7.700%, 12/29/49(a)	1,030,000

		17,911,084

	Health Care (1.7%)
500,000	Amgen, Inc., 4.850%, 11/18/14	547,118
540,000	UnitedHealth Group, Inc., 5.500%, 11/15/12	578,106

		1,125,224

	Information Technology (1.7%)
1,000,000	Xerox Corp., 5.650%, 5/15/13	1,077,110

	Materials (4.6%)
2,024,000	Dow Chemical Co. (The), 4.850%, 8/15/12	2,120,280
705,000	Sealed Air Corp., 7.875%, 6/15/17	788,360

		2,908,640

	Telecommunication Services (3.4%)
1,000,000	COX Communications, Inc., 7.125%, 10/1/12	1,085,567
1,000,000	Telecom Italia Capital SA, 5.250%, 11/15/13	1,055,942

		2,141,509

	Total Corporate Bonds (Cost $33,437,876)	33,526,244

MORTGAGE-BACKED SECURITIES (1.5%)

	Fannie Mae(c) (1.1%)
83,295	6.500%, 8/1/13, Pool #251901	87,489
120,189	6.000%, 3/1/16, Pool #253702	130,893
118,101	6.000%, 4/1/16, Pool #535846	128,619
215,964	6.500%, 4/1/16, Pool #253706	236,683
93,409	6.000%, 8/1/16, Pool #545125	101,904

		685,588

	Freddie Mac(c) (0.4%)
36,438	6.500%, 5/1/13, Pool #E00548	38,115
202,902	6.000%, 9/1/16, Pool #E01049	220,272

		258,387

	Total Mortgage-Backed Securities (Cost $872,075)	943,975

MUNICIPAL BONDS (6.5%)

	California (1.7%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,062,840

	Illinois (1.6%)
1,000,000	Illinois State, Build America Bonds, Transit Improvements, G.O., 4.200%, 7/1/14	1,006,590

	North Carolina (1.6%)
1,000,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, 3.300%, 4/1/15	1,027,200

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia (1.6%)
$ 310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	$324,489
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	228,070
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	459,765

		1,012,324

	Total Municipal Bonds (Cost $3,984,068)	4,108,954

U.S. GOVERNMENT AGENCIES (8.7%)

	Fannie Mae(c) (4.0%)
2,500,000	1.800%, 2/8/13	2,512,750

	Federal Farm Credit Bank (1.6%)
1,000,000	2.750%, 5/6/14	1,002,399

	Freddie Mac(c) (3.1%)
2,000,000	1.200%, 6/15/12	2,003,092

	Total U.S. Government Agencies (Cost $5,492,796)	5,518,241

Shares
PREFERRED STOCK (1.6%)

	Financials (1.6%)
39,500	Fifth Third Capital Trust VI, 7.250%	1,001,720

	Total Preferred Stock (Cost $996,853)	1,001,720

INVESTMENT COMPANY (5.5%)

3,461,175	Federated Treasury Obligations Fund, Institutional Shares	3,461,175

	Total Investment Company (Cost $3,461,175)	3,461,175

Principal Amount
SHORT TERM INVESTMENTS (0.0%)

$102,608	BNY Mellon Institutional Cash Reserve, Series B	26,037

	Total Short Term Investments (Cost $102,608)	26,037

Continued

Sterling Capital Short-Term Bond Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Fair Value
Total Investments — 101.4% (Cost $63,973,917)	$64,232,214
Net Other Assets (Liabilities) — (1.4)%	(911,189)

NET ASSETS — 100.0%	$63,321,025

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Macinto conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

BKNT —   Bank Note

G.O. —   General Obligation

GMTN —   Global Medium Term Note

MTN —   Medium Term Note

REIT —   Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Intermediate U.S. Government Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.6%)
$ 51,338	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	$51,243
2,914,321	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25(c)	2,953,370
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(c)	2,035,793
4,174,969	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29(c)	4,399,445
943,903	Ginnie Mae, Series 1999-17, Class F, 0.554%, 5/16/29(a)	940,206

	Total Collateralized Mortgage Obligations (Cost $10,407,165)	10,380,057

CORPORATE BONDS (8.7%)

	Financials (8.7%)
770,000	Aflac, Inc., 8.500%, 5/15/19	930,831
3,000,000	General Electric Capital Corp., 2.800%, 1/8/13	3,069,588
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	2,137,160
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,096,058
2,000,000	Metropolitan Life Global Funding I, 2.000%, 1/10/14(b)	1,988,736
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,182,259
2,000,000	Simon Property Group LP REIT, 10.350%, 4/1/19	2,756,714

	Total Corporate Bonds (Cost $15,860,575)	16,161,346

MORTGAGE-BACKED SECURITIES (23.4%)

	Fannie Mae(c) (12.9%)
2,107,122	5.000%, 1/1/18, Pool #650205	2,256,087
1,952,639	4.500%, 3/1/18, Pool #555292	2,067,607
1,995,457	3.583%, 9/1/20, Pool #FN0000	1,932,766
873,401	5.500%, 1/1/33, Pool #678321	941,041
1,400,308	5.000%, 7/1/33, Pool #724965	1,474,759
705,921	5.000%, 8/1/33, Pool #724365	745,421
180,632	5.000%, 8/1/33, Pool #738751	190,437
478,747	5.000%, 10/1/33, Pool #753298	504,100
2,035,463	6.500%, 11/1/34, Pool #783476	2,283,020
5,603,454	5.500%, 9/1/35, Pool #835787	6,021,653
1,623,797	6.000%, 7/1/37, Pool #938378	1,767,626
3,515,520	5.500%, 8/1/37, Pool #946238	3,751,892

		23,936,409

	Freddie Mac(c) (6.8%)
2,435,298	4.500%, 2/1/18, Pool #E94445	2,576,780
4,902,373	3.500%, 12/1/25, Pool #G14007	4,924,448
3,700,337	5.500%, 2/1/29, Pool #A18613	3,975,481
1,042,864	6.000%, 8/1/37, Pool #P51312	1,128,775

		12,605,484

	Ginnie Mae (3.7%)
810,939	6.500%, 12/20/38, Pool #4311	899,889
1,022,824	6.500%, 1/20/39, Pool #4338	1,135,015
1,319,002	5.000%, 11/20/38, Pool #4283	1,388,868
3,216,078	5.500%, 8/20/39, Pool #4514	3,437,519

		6,861,291

	Total Mortgage-Backed Securities (Cost $41,236,568)	43,403,184

Principal Amount		Fair Value
MUNICIPAL BONDS (1.0%)

	North Carolina (1.0%)
$1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	$1,795,696

	Total Municipal Bonds (Cost $1,855,000)	1,795,696

U.S. GOVERNMENT AGENCIES (46.6%)

	Fannie Mae(c) (22.7%)
4,000,000	0.284%, 10/18/12(a)	4,002,392
2,000,000	0.400%, 2/1/13, Series 1(a)	2,000,342
3,000,000	4.050%, 2/22/13	3,181,731
10,000,000	5.125%, 1/2/14	10,911,380
6,290,000	2.500%, 7/28/22, STEP	6,273,438
2,400,000	1.000%, 12/15/25, STEP	2,379,845
2,000,000	1.000%, 1/20/26, STEP	1,998,634
2,000,000	1.000%, 1/28/26, STEP	2,000,732
5,000,000	1.000%, 2/17/26, STEP	4,997,470
4,432,000	2.000%, 2/25/26, Series 1, STEP	4,443,975

		42,189,939

	Federal Farm Credit Bank (17.2%)
4,920,000	0.248%, 1/25/13, Series 1(a)	4,917,683
10,000,000	4.670%, 2/27/18	10,955,680
14,800,000	5.050%, 12/21/21	15,986,057

		31,859,420

	Freddie Mac(c) (1.2%)
2,000,000	4.875%, 6/13/18	2,223,796

	Private Export Funding Corp. (5.5%)
4,350,000	4.974%, 8/15/13	4,740,421
5,000,000	4.550%, 5/15/15	5,494,360

		10,234,781

	Total U.S. Government Agencies (Cost $84,059,828)	86,507,936

U.S. TREASURY NOTES (12.0%)
6,000,000	4.625%, 2/15/17	6,687,654
4,000,000	3.500%, 2/15/18	4,164,064
5,000,000	3.625%, 8/15/19	5,168,750
5,000,000	6.250%, 8/15/23	6,209,375

	Total U.S. Treasury Notes (Cost $22,945,242)	22,229,843

Shares
INVESTMENT COMPANY (2.3%)

4,240,214	Federated Treasury Obligations Fund, Institutional Shares	4,240,214

	Total Investment Company (Cost $4,240,214)	4,240,214

Continued

Sterling Capital Intermediate U.S. Government Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)

$108,843	BNY Mellon Institutional Cash Reserve, Series B	$27,619

	Total Short Term Investments (Cost $108,843)	27,619

Total Investments — 99.6% (Cost $180,713,435)		184,745,895
Net Other Assets (Liabilities) — 0.4%		707,318

NET ASSETS — 100.0%		$185,453,213

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator.

The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GMTN — Global Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.5%)
$ 350,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.285%, 11/15/13(a)(b)	$349,913
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.295%, 7/15/14(a)(b)	2,150,087
1,642,494	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,625,611
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.315%, 10/15/15(a)	4,087,299
2,158,109	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,222,056

	Total Asset Backed Securities (Cost $10,382,205)	10,434,966

COLLATERALIZED MORTGAGE OBLIGATIONS (10.6%)
2,052,510	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.092%, 4/25/35(a)	2,036,605
1,340,463	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,356,214
2,165,827	Banc of America Funding Corp., Series 2005-1, Class 1A1, 5.500%, 2/25/35	2,209,382
2,764,460	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,804,705
1,967,788	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	1,997,455
687,753	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	695,024
1,893,505	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,892,469
1,167,637	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	1,214,196
3,620,000	First Horizon Asset Securities, Inc., Series 2006-2, Class 1A3, 6.000%, 8/25/36	3,641,753
1,146,599	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(d)	1,214,048
3,470,023	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	3,700,995
1,448,588	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,443,153
429,293	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	445,804
3,109,228	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1A, 5.250%, 8/25/36(a)	2,996,472
2,141,117	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	2,170,540
1,985,745	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	2,005,712
1,012,880	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.459%, 12/25/34(a)	970,000
2,710,021	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.840%, 6/25/34(a)	2,478,636
2,331,170	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	2,455,175
1,085,728	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,066,822

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$2,302,505	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.747%, 1/25/35(a)	$2,104,524
2,517,110	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.885%, 10/25/35(a)	2,339,709
1,492,267	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,562,044

	Total Collateralized Mortgage Obligations (Cost $44,029,994)	44,801,437

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.3%)
936,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	989,438
2,264,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.190%, 11/10/42(a)	2,362,322
2,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	2,619,019
1,089,647	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	1,105,880
3,848,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.222%, 7/15/44(a)	4,069,540
1,393,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,497,341
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,667,887
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	740,022
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,916,766
4,000,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	4,234,900
2,400,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(c)	2,551,102
2,332,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,468,336
3,400,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)	3,689,585
3,976,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.863%, 4/15/45(a)	4,368,939
3,088,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	3,256,723
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	3,255,836
2,751,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,921,473
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,663,027

Continued

Sterling Capital Total Return Bond Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	$3,945,112
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.451%, 3/12/44(a)	2,525,867
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,070,415
3,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,787,249
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,876,738
716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.270%, 12/15/44(a)	770,069
2,115,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.900%, 2/15/51(a)	2,243,541

	Total Commercial Mortgage-Backed Securities (Cost $59,295,420)	64,597,127

CORPORATE BONDS (34.5%)

	Consumer Discretionary (4.9%)
3,960,000	CBS Corp., 8.875%, 5/15/19	4,972,584
3,100,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(b)	4,194,945
3,790,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	3,903,700
4,152,000	NBCUniversal Media LLC, 5.950%, 4/1/41(c)	3,978,725
3,670,000	News America, Inc., 6.150%, 2/15/41(c)	3,639,333

		20,689,287

	Consumer Staples (1.4%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	2,963,941
2,851,000	Lorillard Tobacco Co., 6.875%, 5/1/20	3,083,482

		6,047,423

	Energy (1.9%)
1,750,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,210,817
2,688,000	NuStar Logistics LP, 7.650%, 4/15/18(b)	3,138,253
2,827,000	Plains All American Pipeline LP/PAA Finance Corp., 5.000%, 2/1/21	2,835,405

		8,184,475

	Financials (15.5%)
586,000	Aflac, Inc., 8.500%, 5/15/19	708,398
3,425,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(b)	3,990,591
2,179,000	Citigroup, Inc., 5.875%, 2/22/33	2,048,521
3,958,000	Credit Suisse AG, 5.400%, 1/14/20	3,997,485
3,445,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(b)	3,718,767
1,950,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(b)	2,110,731
5,500,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	6,137,962
2,595,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	3,014,310
3,920,000	Health Care REIT, Inc., 4.950%, 1/15/21	3,772,212
1,817,000	Jefferies Group, Inc., 8.500%, 7/15/19	2,143,513

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 959,000	KeyCorp, MTN, 5.100%, 3/24/21	$953,080
3,376,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(c)	3,369,417
3,330,000	Macquarie Group, Ltd., 6.250%, 1/14/21(c)	3,365,012
3,744,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	4,158,431
2,250,000	MetLife, Inc., 6.750%, 6/1/16	2,600,874
1,992,000	Morgan Stanley, 4.750%, 4/1/14	2,075,696
4,680,000	Morgan Stanley, MTN, 6.625%, 4/1/18(b)	5,143,863
1,757,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	2,073,260
3,875,000	Simon Property Group LP REIT, 10.350%, 4/1/19	5,341,133
2,218,000	Wachovia Corp., 5.625%, 10/15/16	2,396,895
2,200,000	Wells Fargo Capital XIII, GMTN, 7.700%, 12/29/49(a)	2,266,000

		65,386,151

	Health Care (1.9%)
3,715,000	Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	3,654,631
2,050,000	Boston Scientific Corp., 4.500%, 1/15/15(b)	2,114,342
1,988,000	Boston Scientific Corp., 6.000%, 1/15/20	2,083,060

		7,852,033

	Industrials (2.8%)
4,089,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	4,089,000
2,905,000	Roper Industries, Inc., 6.250%, 9/1/19	3,203,942
4,293,000	Verisk Analytics, Inc., 5.800%, 5/1/21	4,312,701

		11,605,643

	Materials (4.0%)
1,636,000	ArcelorMittal, 9.850%, 6/1/19	2,075,678
4,779,000	Sealed Air Corp., 6.875%, 7/15/33(c)	4,754,058
3,806,000	Vale Overseas, Ltd., 6.875%, 11/21/36	4,052,861
5,344,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(c)	5,918,833

		16,801,430

	Telecommunication Services (2.1%)
2,702,000	America Movil SAB de CV, 6.375%, 3/1/35	2,913,134
1,965,000	Crown Castle International Corp., 9.000%, 1/15/15	2,166,413
2,671,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	2,683,925
1,306,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	1,299,415

		9,062,887

	Total Corporate Bonds (Cost $140,646,025)	145,629,329

FOREIGN GOVERNMENT BONDS (0.5%)

	South Africa (0.5%)
2,098,000	South Africa Government International Bond, 6.250%, 3/8/41	2,162,241

	Total Foreign Government Bonds (Cost $2,095,119)	2,162,241

MORTGAGE-BACKED SECURITIES (30.2%)

	Fannie Mae(d) (12.6%)
23,005	6.000%, 10/1/13, Pool #252061	25,053
95,377	5.000%, 8/1/20, Pool #832058	102,000
280,757	5.000%, 8/1/20, Pool #838787	300,254
53,750	5.000%, 5/1/22, Pool #256716	57,198

Continued

Sterling Capital Total Return Bond Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae(d) — (continued)
$540,162	6.000%, 7/1/22, Pool #944967	$589,621
1,468,367	5.000%, 5/1/23, Pool #976197	1,561,162
661,258	5.000%, 9/1/25, Pool #255892	705,114
1,428,854	5.500%, 2/1/27, Pool #256600	1,534,153
327,734	6.500%, 1/1/35, Pool #809198	369,514
1,947,571	5.500%, 3/1/35, Pool #787561	2,092,923
189,343	6.000%, 4/1/35, Pool #735503	208,362
171,793	7.000%, 6/1/35, Pool #255820	196,695
257,629	7.000%, 6/1/35, Pool #830686	294,972
1,276,620	5.500%, 10/1/35, Pool #817568	1,371,897
586,796	6.500%, 3/1/36, Pool #866062	659,768
369,876	6.500%, 7/1/36, Pool #885493	415,873
3,051,340	6.000%, 7/1/37, Pool #940807	3,324,474
563,077	6.000%, 9/1/37, Pool #955005	613,480
3,958,941	5.500%, 6/1/38, Pool #257231	4,238,323
2,221,246	4.737%, 7/1/38, Pool #981430(a)	2,349,526
5,505,009	4.500%, 1/1/40, Pool #AC8568	5,610,100
3,148,390	5.000%, 3/1/40, Pool #AE2266	3,297,649
6,091,246	4.500%, 6/1/40, Pool #AD6432	6,207,528
3,987,337	5.000%, 6/1/40, Pool #AB1149	4,178,862
1,947,699	5.000%, 6/1/40, Pool #AD4927	2,041,253
1,869,015	5.000%, 6/1/40, Pool #AD8718	1,958,790
1,441,826	5.000%, 6/1/40, Pool #AD8842	1,510,181
3,819,731	4.500%, 8/1/40, Pool #AE2305	3,892,650
3,346,000	4.000%, 4/15/41(e)	3,290,583

		52,997,958

	Freddie Mac(d) (10.2%)
709,019	5.000%, 5/1/20, Pool #B19275	757,925
881,337	5.500%, 10/1/21, Pool #G12425	953,446
599,616	5.000%, 12/1/21, Pool #J04025	639,852
1,023,774	5.000%, 7/1/25, Pool #C90908	1,089,912
1,895,824	4.000%, 8/1/25, Pool #E02710	1,951,810
1,485,025	5.500%, 7/1/35, Pool #A36540	1,591,966
507,758	6.000%, 7/1/35, Pool #A36304	554,954
901,126	5.000%, 3/1/36, Pool #G08115	945,080
363,442	6.500%, 5/1/36, Pool #A48509	408,241
285,042	5.000%, 7/1/36, Pool #G02291	298,411
402,531	6.000%, 8/1/37, Pool #A64067	438,060
4,651,441	6.000%, 8/1/37, Pool #A64401	5,072,166
1,060,054	5.500%, 1/1/38, Pool #A71523	1,133,244
967,788	5.500%, 3/1/38, Pool #G04044	1,033,248
6,461,315	5.500%, 10/1/38, Pool #G04814	6,907,431
533,015	5.500%, 1/1/40, Pool #G06021	569,817
6,555,462	5.000%, 6/1/40, Pool #C03479	6,850,639
2,661,626	3.759%, 7/1/40, Pool #1B4948(a)	2,743,078
4,798,377	5.000%, 7/1/40, Pool #A93070	5,014,436
2,581,182	4.000%, 9/1/40, Pool #A93643	2,538,099
1,307,000	6.000%, 4/15/41(e)	1,419,729

		42,911,544

	Ginnie Mae (7.4%)
2,041,553	5.500%, 1/15/39, Pool #646685	2,214,022
9,827,126	4.500%, 3/15/39, Pool #697957	10,156,232
3,179,533	4.500%, 2/15/40, Pool #737031	3,286,014
1,514,555	5.000%, 2/15/40, Pool #737037	1,608,978
4,831,058	4.500%, 9/20/40, Pool #4801	4,984,545
4,200,000	4.000%, 4/15/41(e)	4,200,000
2,718,000	5.000%, 4/15/41(e)	2,882,355

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Ginnie Mae — (continued)
$1,762,000	5.500%, 4/15/41(e)	$1,907,915

		31,240,061

	Total Mortgage-Backed Securities (Cost $126,816,574)	127,149,563

MUNICIPAL BONDS (3.0%)

	California (1.4%)
1,285,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,411,264
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	816,395
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,762,641

		5,990,300

	New York (1.6%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/2/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	1,788,945
1,735,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,744,438
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	2,888,226

		6,421,609

	Total Municipal Bonds (Cost $12,317,123)	12,411,909

U.S. TREASURY NOTES (1.2%)

527,000	4.250%, 11/15/17	574,512
4,505,000	4.500%, 8/15/39	4,503,595

	Total U.S. Treasury Notes (Cost $4,982,746)	5,078,107

Shares
PREFERRED STOCK (1.1%)

	Financials (1.1%)
75,600	Citigroup Capital XIII, 7.875%	2,071,440
102,026	Fifth Third Capital Trust VI, 7.250%	2,587,379

	Total Preferred Stock (Cost $4,524,092)	4,658,819

INVESTMENT COMPANY (3.1%)

13,012,061	Federated Treasury Obligations Fund, Institutional Shares	13,012,061

	Total Investment Company (Cost $13,012,061)	13,012,061

Continued

Sterling Capital Total Return Bond Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)
$596,576	BNY Mellon Institutional Cash Reserve, Series B	$151,381

	Total Short Term Investments (Cost $596,576)	151,381

Total Investments — 102.0% (Cost $418,697,935)		430,086,940
Net Other Assets (Liabilities) — (2.0)%		(8,428,776)

NET ASSETS — 100.0%		$421,658,164

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Macinto conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(e)	Represents a security purchased on a when-issued basis. At March 31, 2011, total cost of investments purchased on a when-issued basis was $13,725,784.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.2%)
	Kentucky (98.2%)
$75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	$78,422
185,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	193,438
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	386,516
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	537,090
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	319,533
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	354,149
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (CIFG), 4.375%, 9/1/17	90,476
300,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/15	336,549
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	568,000
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	108,485
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	551,325
525,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	565,399
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	331,929
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	537,830
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	542,931
620,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	655,086
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39(a)	550,290

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Refunding Revenue, Series A, 5.000%, 6/1/16	$506,045
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	550,249
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	254,605
500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	538,610
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	184,740
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	272,174
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	514,120
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	205,596
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	460,245
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	571,192
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	420,632
105,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	116,773
250,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	264,195
500,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	501,100
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	515,470
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	269,760
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	290,077
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	415,718
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 5/2/11 @ 100, OID, 6.125%, 11/15/18	400,292

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	$649,268
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	796,664
590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	593,387
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 5/2/11 @ 100, OID, 4.300%, 10/1/18	240,185
765,000	Muhlenberg County, KY, Public Improvements G.O., Callable 4/7/11 @ 100, 4.000%, 8/1/14	765,474
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	584,439
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	622,165
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	709,837
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	270,762
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	326,394
490,000	Russell, KY, Bon Secours Health System, Inc. Refunding Revenue, Series A, Callable 11/15/12 @ 100, OID, 5.625%, 11/15/30	471,120
225,000	Somerset, KY, Water System Revenue, Series B, Callable 5/2/11 @ 100 (AGM), OID, 4.375%, 12/1/18	225,227
395,000	Trimble County, KY, School District Finance Corp., Trimble County School Building Revenue, Prerefunded 4/1/12 @ 100, OID, 4.600%, 4/1/16	411,337
500,000	Versailles, KY, Water Utility Improvements Revenue, Callable 12/1/11 @ 101 (NATL-RE), 4.250%, 12/1/13	513,410

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	$395,899
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	392,548
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	521,325

	Total Municipal Bonds (Cost $21,926,826)	22,448,482

Shares
INVESTMENT COMPANY (0.5%)

108,987	Federated Tax-Free Obligations Fund, Institutional Class	108,987

	Total Investment Company (Cost $108,987)	108,987

Total Investments — 98.7% (Cost $22,035,813)		22,557,469
Net Other Assets (Liabilities) — 1.3%		285,789

NET ASSETS — 100.0%		$22,843,258

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.9%)

	District of Columbia (3.2%)
$755,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$794,993
320,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	341,683

		1,136,676

	Maryland (93.7%)
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	670,909
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	84,182
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	254,260
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	542,490
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	136,287
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	545,285
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	575,285
225,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	242,870
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	528,210
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	170,727
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	183,488
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	490,857
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	103,364
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	264,972
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	808,011
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	421,881
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	326,482
680,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	707,608

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	$282,885
230,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	235,341
540,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	567,929
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	780,232
555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	589,044
145,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.000%, 7/1/18	146,724
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.250%, 7/1/19	252,678
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	594,635
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	254,215
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	197,970
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	917,694
200,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	211,692
1,100,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,226,170
45,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 5/2/11 @ 100, OID, 5.500%, 7/1/13	46,499
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46(a)	753,207
685,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	733,882
295,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 5/2/11 @ 100 (AMBAC), 5.250%, 8/15/13	295,605

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$575,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	$572,522
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 5/2/11 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,169
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	333,714
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	340,867
405,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	410,378
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	595,287
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	432,020
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	414,328
285,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	307,336
370,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	381,207
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	324,765
240,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	244,999
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	304,705
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	468,288
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	542,245
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,152,092

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,000,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	$1,085,460
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	694,058
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	575,135
330,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	379,830
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Prerefunded 3/15/17 @ 100, 5.000%, 3/15/22	321,808
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	644,050
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	283,588
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	260,812
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	261,060
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	524,605
480,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	546,845
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	800,492
470,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	546,022
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	302,076
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,056,010
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	282,972
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	578,965
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	520,470
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	289,710

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$400,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	$402,420

		32,684,880

	Total Municipal Bonds (Cost $32,869,508)	33,821,556

Shares
INVESTMENT COMPANY (2.5%)

866,923	Federated Maryland Municipal Cash Trust	866,923

Total Investment Company (Cost $866,923)		866,923

Total Investments — 99.4% (Cost $33,736,431)		34,688,479
Net Other Assets (Liabilities) — 0.6%		199,012

NET ASSETS — 100.0%		$34,887,491

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011.The maturity date reflected is the final maturity date.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.0%)

	North Carolina (96.0%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,100,380
1,760,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,752,714
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,031,028
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,106,237
725,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	744,241
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,076,860
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,022,810
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,183,280
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,185,263
1,285,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,375,130
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,792,816
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,051,100
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,185,178
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,040,751
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,105,910
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,009,510
905,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/11 @ 101, 5.500%, 6/1/14	921,679
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,393,446
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,064,110
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,561,141
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,144,240

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	$1,206,373
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,944,334
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,463,139
585,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	619,217
1,045,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	1,100,500
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,086,178
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,091,240
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,017,570
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	375,961
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	393,311
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	484,993
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	577,724
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,271,560
405,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	449,449
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,114,020
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,104,654
245,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (AGM), 5.000%, 11/1/26	253,423
450,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	503,775
850,000	Johnston County, NC, Public Improvements G.O., Prerefunded 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	975,171
1,155,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/18 @ 100, OID, 4.000%, 2/1/21	1,191,348
1,035,000	Johnston Memorial Hospital Authority Revenue (AGM FHA), 5.000%, 10/1/16	1,139,514
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,007,302
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,713,718
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	823,576

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 250,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	$232,395
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,108,760
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,597,959
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,072,554
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,128,254
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 5/2/11 @ 100.5 (NATL-RE), 5.250%, 10/1/12	1,007,750
3,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 5/2/11 @ 100.5 (NATL-RE), OID, 5.000%, 10/1/19	3,007,980
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,048,170
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,089,375
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,059,781
2,035,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,165,444
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,062,000
2,360,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,844,579
2,115,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,222,548
5,000,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/20	5,255,500
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,052,459
2,250,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,178,135
950,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	899,460

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	$2,275,260
1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,308,516
915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	915,851
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,202,727
1,575,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,610,705
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,420,191
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,004,520
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,252,120
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,721,821
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,058,694
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,055,100
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,158,260
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 5/2/11 @ 100, OID, 6.250%, 10/1/19	1,000,670
3,485,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,839,703
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,073,246
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,034,560
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,162,020

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	$1,070,090
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,127,540
925,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,006,437
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,562,978
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,258,232
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,051,470
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,476,994
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	549,505
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,132,580
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,211,560
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,390,572
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,758,182
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,037,950
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,214,276
1,720,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,947,315
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,206,412
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	127,312
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,580,116
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,184,140
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	. 1,215,478
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	. 1,090,230
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 5/2/11 @ 100, OID, 5.500%, 12/1/15	2,594,476

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,700,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	$2,750,112
2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,182,852
3,195,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	3,245,066
500,000	Randolph County, NC, Certificates of Participation (AMBAC), 4.250%, 2/1/15	535,510
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	457,840
1,400,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,560,272
1,465,000	Stanly County, NC, Refunding G.O., 5.000%, 2/1/21	1,668,269
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,085,000
160,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	161,154
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,143,100
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,264,330
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,594,476
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,601,662
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,230,427
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,670,058
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,103,540
890,000	University of North Carolina System Pool Revenue, Series A, Callable 4/1/13 @ 100 (AMBAC), 5.250%, 4/1/21	908,752
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	520,090
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,128,040
1,000,000	Wilkes County, NC, Certificates of Participation (NATL-RE), OID, 4.000%, 6/1/13	1,054,290
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,111,560

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	$1,113,640
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Prerefunded 6/1/15 @ 100, 5.000%, 6/1/20	1,148,170

	Total Municipal Bonds (Cost $189,256,758)	193,914,996

Shares
INVESTMENT COMPANY (2.8%)
5,656,521	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	5,656,521

	Total Investment Company (Cost $5,656,521)	5,656,521

Total Investments — 98.8% (Cost $194,913,279)		199,571,517
Net Other Assets (Liabilities) — 1.2%		2,445,456

NET ASSETS — 100.0%		$202,016,973

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011.The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp. CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

HUD — Housing & Urban Development NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.3%)

	South Carolina (97.3%)
$ 1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	$1,033,550
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	656,709
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	502,965
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	256,228
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), 5.000%, 3/1/15	312,182
80,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	84,458
125,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	134,885
735,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	820,040
310,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	345,185
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	646,955
465,000	Charleston County, SC, Charleston Public Facilities Corp., Refunding Certificate Participation, Callable 6/1/15 @ 100 (NATL-RE), 5.125%, 6/1/18	502,446
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	339,059
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	667,748
880,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/16	958,223
400,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/19	425,352
185,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	193,079
165,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	170,303
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	519,745
120,000	Colleton County, SC, School Improvements G.O., Callable 5/2/11 @ 100 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	120,337
350,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	384,402

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	$382,395
175,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	193,018
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	716,652
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	211,666
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	132,170
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	463,223
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	357,321
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	273,822
200,000	Grand Strand Water & Sewer Authority, SC, Water Works & Sewer System Refunding Revenue, Callable 6/1/12 @ 100 (AGM), 5.375%, 6/1/14	210,064
750,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	772,080
250,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 5/2/11 @ 101 (AMBAC), 5.500%, 5/1/26	252,892
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	102,876
380,000	Greenville, SC, Waterworks Revenue, Prerefunded 2/1/13 @ 100, 5.250%, 2/1/19	411,802
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	390,552
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	526,597
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,217,841
250,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	261,408
325,000	Horry County School District, SC, School Improvements G.O., Series B, Callable 3/1/17 @ 100 (NATL-RE, SCSDE), 5.000%, 3/1/21	351,653
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	541,565
630,000	Lancaster County, SC, Refunding G.O., Series D (State Aid Withholding), 3.000%, 3/1/17	642,720
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	688,763

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 415,000	Laurens County School District No. 55, SC, School Improvements Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	$418,038
825,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	893,673
450,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/16	483,008
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,104,051
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	526,865
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,081,520
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/22	955,023
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	536,955
400,000	Mount Pleasant, SC, Public Improvements G.O., 4.000%, 12/1/12	423,068
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	132,021
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	379,542
310,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.000%, 12/1/12	325,100
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	858,319
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	759,952
725,000	Orangeburg Joint Governmental Action Authority Capital, Orangeburg County Project Revenue (NATL-RE), 5.000%, 4/1/13	754,493
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	481,681
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	902,940
435,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	469,291
400,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	435,424
1,000,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/24	1,029,200

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 275,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	$275,806
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	225,338
435,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	479,896
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	559,364
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	795,968
545,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	563,841
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	536,255
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	526,145
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	279,708
180,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	190,217
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	200,070
350,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	358,985
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	780,254
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, 5.000%, 2/1/16	271,755
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	584,326
110,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	114,484

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$300,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, Prerefunded 8/1/13 @ 100, 6.875%, 8/1/27	$340,035
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Prerefunded 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	156,996
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	570,299
140,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	144,864
525,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	541,632
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	729,937
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	464,598
750,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.000%, 10/1/25	750,968
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	123,708
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	312,268
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	560,825
475,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	527,749
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	445,536
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	422,124
350,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	360,594
500,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	518,250

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	$1,076,890
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	879,958
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	507,270
250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	249,712
390,000	Woodruff-Roebuck Water District, System Improvements Refunding Revenue, Callable 6/1/20 @ 100 (AGM), OID, 3.375%, 6/1/23	344,674
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	302,019
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	415,610

	Total Municipal Bonds (Cost $48,059,864)	48,614,023

Shares
INVESTMENT COMPANY (2.2%)
1,108,228	Federated Tax-Free Obligations Fund, Institutional Class	1,108,228

	Total Investment Company (Cost $1,108,228)	1,108,228

Total Investments — 99.5% (Cost $49,168,092)		49,722,251
Net Other Assets (Liabilities) — 0.5%		265,580

NET ASSETS — 100.0%		$49,987,831

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.5%)

	District of Columbia (1.3%)
$1,000,000	Metropolitan Washington Airports Authority Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,052,770
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	428,288

		1,481,058

	Virginia (94.2%)
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,156,100
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,150,820
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,074,710
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,212,970
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,156,826
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,903,860
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,142,933
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,581,982
725,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	789,409
600,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	647,190
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,759,415
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,089,880
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 4.000%, 5/15/14	1,066,360
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	882,418
915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	955,095
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,609,545

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	$1,224,612
1,275,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.250%, 6/15/19	1,360,195
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,116,390
775,000	Harrisonburg, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	883,221
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,137,250
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,153,550
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,187,056
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	562,890
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,526,149
1,315,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,463,030
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,038,490
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,211,075
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,246,020
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,162,220
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/1/12 @ 100, 3.000%, 1/1/14	510,690
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,045,150
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 5/2/11 @ 100 (AGM), 5.125%, 11/1/11	1,034,120
200,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 5/2/11 @ 100 (AGM), 5.125%, 11/1/23	200,556
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,079,550

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 5/2/11 @ 100 (AGM), 5.375%, 7/1/14	$401,448
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,031,880
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,116,170
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,466,692
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,974,599
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,590,322
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,185,039
925,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	963,064
1,500,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	1,518,495
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	912,202
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,052,964
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,649,922
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	926,226
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,155,704
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	879,115
1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	1,082,277
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,125,700
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,116,997
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,471,688
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	391,185

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	$178,500
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	341,260
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	610,248
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	827,348
1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,603,279
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,007,472
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,100,050
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,481,688
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,777,740
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/15 @ 100, OID, 5.500%, 6/1/26	2,406,964
535,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	618,920
1,650,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/20	1,943,354
2,000,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/22	2,355,580
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,165,380
810,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	885,913
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,107,028
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,771,181
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,539,469

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	$1,068,926
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,522,965
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,275,302
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,130,420
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,049,700
1,225,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,284,057
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,189,720
65,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	75,722
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,951,963
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	529,368
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,090,620

		105,223,553

	Total Municipal Bonds (Cost $102,828,976)	106,704,611

Shares		Fair Value
INVESTMENT COMPANY (3.8%)

4,282,588	Federated Virginia Municipal Money Market Portfolio, Institutional Class	$4,282,588

	Total Investment Company (Cost $4,282,588)	4,282,588

Total Investments — 99.3% (Cost $107,111,564)		110,987,199
Net Other Assets (Liabilities) — 0.7%		733,879

NET ASSETS — 100.0%		$111,721,078

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.7%)

	West Virginia (95.7%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,312,975
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	982,956
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a)	2,575,950
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	707,989
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/2/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,113,763
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,637,528
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	490,000
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 4/25/11 @ 102 (AGM), 5.250%, 12/15/18	1,053,546
2,425,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	2,546,784
900,000	Fairmont State University, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	916,128
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 5/2/11 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,217
2,050,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,315,004
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,038,147
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,148,176
245,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 3.000%, 11/1/13	245,245
875,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 4.000%, 11/1/16	866,390
610,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	731,683
1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 5/2/11 @ 100.5 (AMBAC), 6.050%, 12/1/24	1,006,760

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$3,040,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	$2,972,299
1,660,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,684,468
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	582,582
1,205,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,180,779
420,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/11 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	421,462
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/11 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	250,747
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	984,278
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,280,987
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,434,498
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 5/2/11 @ 100 (AMBAC), 6.150%, 5/1/15	2,102,919
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,253,024
1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,018,610
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,419,866
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,046,570
1,700,000	West Virginia Board of Education, WV, Refunding Revenue, 5.000%, 5/1/19	1,786,037
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,379,260
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,107,900
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	1,053,500
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,053,500

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,200,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	$1,262,856
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,093,279
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,524,226
1,000,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, Callable 11/1/12 @ 102, 5.500%, 11/1/22	1,064,120
1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	994,230
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	248,513
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	159,131
2,300,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,261,153
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,281,938
595,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, 4.000%, 7/1/19	604,597
360,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	384,412
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	884,714
1,050,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,128,414
1,850,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,910,754
2,490,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	2,340,998
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	616,088

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	$1,643,400
1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,685,216
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,332,680
1,910,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,081,232
1,535,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,646,241
100,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	109,552
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,275,856
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,447,251
1,705,000	West Virginia School Building Authority, Excess Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,738,094
2,565,000	West Virginia School Building Authority, Excess Lottery Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	2,598,935
1,690,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	1,774,804
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	758,074
1,085,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 5/2/11 @ 100 (NATL-RE), 6.100%, 1/1/18	1,085,391
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	528,310
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	823,943
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	774,983
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/12	1,049,720
825,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	932,811

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$ 395,000	West Virginia University, Projects Improvement Revenue, Series C, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/22	$411,859
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	297,791
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	983,230
465,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	473,272
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	550,017
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,142,334
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	915,926
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,354,301

	Total Municipal Bonds (Cost $95,043,105)	96,559,173

Shares		Fair Value
INVESTMENT COMPANY (2.7%)

2,726,121	Federated Tax-Free Obligations Fund, Institutional Class	$2,726,121

	Total Investment Company (Cost $2,726,121)	2,726,121

Total Investments — 98.4% (Cost $97,769,226)		99,285,294
Net Other Assets (Liabilities) — 1.6%		1,608,539

NET ASSETS — 100.0%		$100,893,833

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011.The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the financial statements.

Sterling Capital National Tax-Free Money Market Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.9%)

	Arizona (9.2%)
$3,425,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.300%, 4/7/11(a)	$3,425,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.250%, 4/7/11(a)(b)	5,000,000
3,875,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (Assured Guaranty, Royal Bank of Canada), 0.280%, 4/6/11(a)	3,875,000

		12,300,000

	Colorado (1.2%)
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.320%, 4/7/11(a)	1,600,000

	Connecticut (1.5%)
2,000,000	Stafford, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 8/8/11	2,006,110

	Georgia (9.8%)
2,725,000	Atlanta, GA, Water & Waste Water Revenue, Floating Rate Trust Receipts, Series K2 (AGM), 0.400%, 4/7/11(a)(b)	2,725,000
3,600,000	Columbus Development Authority, GA, Local Multifamily Housing Revenue, Lumpkin Park Apartments Project (Freddie Mac, Regions Bank), 0.320%, 4/7/11(a)	3,600,000
1,050,000	Fayette County, GA, Hospital Authority Anticipation Certificates Revenue, Fayette Community Hospital (FHLB, SunTrust Bank), 0.230%, 4/6/11(a)	1,050,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.400%, 4/15/11(a)	1,700,000
1,000,000	Fulton County, GA, Development Authority, Educational Facilities Refunding Revenue, The Donnellan School, Inc. Project (Bank of New York), 0.340%, 4/7/11(a)	1,000,000
3,075,000	Monroe County, GA, Development Authority Revenue, Georgia Power Co. Plant Scherer Project, 0.310%, 4/1/11(a)	3,075,000

		13,150,000

	Illinois (6.3%)
2,525,000	Illinois Finance Authority, IL, National Louis University Refunding Revenue, Series A (JPMorgan Chase Bank), 0.250%, 4/7/11(a)	2,525,000
4,000,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.260%, 4/6/11(a)	4,000,000
2,000,000	Will County, IL, University of St. Francis Project Revenue (Fifth Third Bank), 0.500%, 4/1/11(a)	2,000,000

		8,525,000

	Louisiana (5.2%)
7,000,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1, 0.260%, 4/6/11(a)	7,000,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)

	New Jersey (2.1%)
$ 1,750,000	Clinton Township, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 2/2/12	$1,760,215
1,000,000	Stone Harbor Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/10/11	1,003,641

		2,763,856

	New York (3.7%)
4,938,600	Bedford Town, NY, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 6/29/11	4,950,700

	Ohio (28.5%)
1,000,000	Bowling Green, OH, G.O. Bond Anticipation Notes, 1.000%, 3/16/12	1,002,840
2,000,000	Brecksville, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 6/15/11	2,003,058
1,300,000	Butler County, OH, G.O. Bond Anticipation Notes Cash Flow Management, 0.650%, 8/4/11	1,300,000
2,335,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.590%, 4/7/11(a)	2,335,000
7,975,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JPMorgan Chase Bank), 0.320%, 4/7/11(a)	7,975,000
3,000,000	Lakewood City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 4/13/11	3,000,342
1,700,000	Lancaster Port Authority, OH, National Gas Utility Revenue (Royal Bank of Canada), 0.250%, 4/7/11(a)	1,700,000
2,000,000	Niles, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/9/11	2,006,642
1,000,000	Painesville City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/9/11	1,004,240
1,050,000	Pike County, OH, Health Care Facilities Refunding Revenue, National Church, Series A (Bank of America N.A.), 0.280%, 4/7/11(a)	1,050,000
1,220,000	Rossford City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.150%, 4/15/11	1,220,209
5,220,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.540%, 4/7/11(a)	5,220,000
2,990,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, 1.500%, 7/21/11	2,998,129
4,000,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, Series H, 2.000%, 12/16/11	4,042,348
1,375,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.500%, 4/1/11(a)	1,375,000

		38,232,808

	Pennsylvania (8.9%)
11,925,000	Pennsylvania Higher Educational Facilities Authority, La Salle University Revenue, Series B (Citizens Bank), 0.280%, 4/6/11(a)	11,925,000

Continued

Sterling Capital National Tax-Free Money Market Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)

	South Carolina (3.1%)
$4,125,000	South Carolina Jobs Economic Development Authority, SC, Woodhead LLC Project Revenue, Series A (FHLB), 0.350%, 4/7/11(a)	$4,125,000

	Texas (2.5%)
3,345,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 0.950%, 4/1/11(a)	3,345,000

	Utah (4.2%)
2,500,000	Riverton, UT, Hospital (IHC Health) Putters Revenue, Series 1762, 0.250%, 4/7/11(a)(b)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.270%, 4/7/11(a)	3,125,000

		5,625,000

	Vermont (1.1%)
1,500,000	Vermont Economic Development Authority, VT, Green Mountain College Revenue, Series A (Keybank N.A.), 0.540%, 4/7/11(a)	1,500,000

	Virginia (3.0%)
1,400,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C2 (Northern Trust Company), 0.220%, 4/6/11(a)	1,400,000
2,700,000	Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical Revenue, Series E, 0.200%, 4/6/11(a)	2,700,000

		4,100,000

	Washington (8.4%)
5,440,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.540%, 4/7/11(a)	5,440,000
5,900,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.540%, 4/7/11(a)	5,900,000

		11,340,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)

	Wisconsin (1.2%)
$1,600,000	Wisconsin Health & Educational Facilities Authority, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.270%, 4/7/11(a)	$1,600,000

	Total Municipal Bonds (Cost $134,088,474)	134,088,474

Shares		Fair Value
INVESTMENT COMPANY (0.0%)

11,574	SEI Institutional Tax Free Fund	11,574

	Total Investment Company (Cost $11,574)	11,574

Total Investments — 99.9% (Cost $134,100,048)		134,100,048
Net Other Assets (Liabilities) — 0.1%		189,180

NET ASSETS — 100.0%		$134,289,228

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the next reset date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutionalinvestors.TheInvestmentAdvisor,usingboardapprovedprocedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (3.2%)

$ 3,907,398	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A1, 0.322%, 2/8/12	$3,907,398
14,000,000	Arkle Master Issuer PLC, Series 2010-1A, Class 1A, 0.454%, 4/18/11(a)(b)	14,000,000
374,192	Hyundai Auto Receivables Trust, Series 2010-B, Class A1, 0.371%, 9/15/11	374,192

	Total Asset Backed Securities (Cost $18,281,590)	18,281,590

BANKERS ACCEPTANCE (1.3%)

	Financial Services (1.3%)
7,500,000	Bank of America Corp., 0.280%, 6/13/11	7,495,742

	Total Bankers Acceptance (Cost $7,495,742)	7,495,742

CERTIFICATES OF DEPOSIT (12.0%)

	Banks (12.0%)
24,000,000	Bank of Montreal, 0.398%, 4/27/11	24,000,000
9,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.250%, 4/28/11	9,000,000
6,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.300%, 6/7/11	6,000,000
4,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.290%, 6/8/11	4,000,000
24,000,000	Mizuho Corp. Bank, Ltd., 0.310%, 4/26/11	24,000,000
2,000,000	Mizuho Corp. Bank, Ltd., 0.290%, 5/17/11	2,000,000

	Total Certificates of Deposit (Cost $69,000,000)	69,000,000

COMMERCIAL PAPER(c) (33.2%)

	Asset Backed Securities (15.7%)
2,000,000	Fairway Finance Co. LLC, 0.294%, 4/18/11(a)(d)	2,000,000
10,300,000	Falcon Asset Securitization Co. LLC, 0.250%, 6/9/11(a)	10,295,065
20,000,000	Falcon Asset Securitization Co. LLC, 0.250%, 6/15/11(a)	19,989,583
10,000,000	Fcar Auto Loan Trust, 0.280%, 5/13/11	9,996,733
10,000,000	Fcar Auto Loan Trust, 0.450%, 7/11/11	9,987,375
10,000,000	Fcar Auto Loan Trust, 0.450%, 8/2/11	9,984,625
28,000,000	Jupiter Securitization Co. LLC, 0.260%, 5/16/11(a)	27,990,900

		90,244,281

	Banking (1.2%)
7,000,000	Australia & New Zealand Banking Group, Ltd., 0.350%, 4/7/11(a)(d)	7,000,000

	Financial Services (16.3%)
19,000,000	Bank of America Corp., 0.300%, 4/20/11	18,996,992
25,000,000	Citigroup Funding, Inc., 0.280%, 4/4/11	24,999,417
5,000,000	Citigroup Funding, Inc., 0.259%, 5/11/11	4,998,556
15,000,000	Novartis Finance Corp., 0.200%, 4/15/11(a)	14,998,833
10,000,000	Toyota Motor Credit Corp., 0.400%, 5/31/11	9,993,333
10,000,000	Toyota Motor Credit Corp., 0.380%, 6/3/11	9,993,350
2,000,000	Toyota Motor Credit Corp., 0.270%, 6/23/11	1,998,755
7,500,000	Toyota Motor Credit Corp., 0.280%, 7/14/11	7,493,933

		93,473,169

	Total Commercial Paper (Cost $190,717,450)	190,717,450

Principal Amount		Amortized Cost
CORPORATE BONDS (2.4%)

	Banking (0.8%)
$ 4,623,000	JPMorgan Chase & Co., 5.600%, 6/1/11	$4,663,569

	Financial Services (0.4%)
2,350,000	General Electric Capital Corp., GMTN, 5.500%, 4/28/11	2,358,076

	Insurance (1.2%)
6,800,000	Metropolitan Life Global Funding I, 5.750%, 7/25/11(a)	6,911,714

	Total Corporate Bonds (Cost $13,933,359)	13,933,359

VARIABLE RATE NOTES(b) (30.4%)

	Banking (22.5%)
1,570,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.600%, 4/7/11	1,570,000
20,000,000	Australia & New Zealand Banking Group, Ltd., 0.334%, 4/20/11(a)	20,000,000
3,500,000	Bank of Montreal, Series YCD, 0.338%, 4/26/11	3,500,000
6,015,000	Jaxon Arbor LLC, Series A, 0.280%, 4/7/11	6,015,000
400,000	JPMorgan Chase Bank N.A., 0.288%, 4/28/11	399,766
25,000,000	National Australia Bank of New York, Series YCD, 0.318%, 4/11/11	25,000,000
11,400,000	New Mexico Finance Authority, NM, State Transportation Subordinate Lien Refunding Revenue, Series D, Taxable (Royal Bank of Canada), 0.260%, 4/7/11	11,400,000
2,400,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School Project, Series A (JPMorgan Chase Bank N.A.), 0.210%, 4/7/11	2,400,000
20,000,000	Rochester, MN, Health Care Facilities Refunding Revenue, Mayo Clinic, Series B (Northern Trust Company), 0.220%, 4/6/11	20,000,000
3,055,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.420%, 4/7/11	3,055,000
4,000,000	Syracuse Industrial Development Agency, NY, Civic Facility Syracuse University Revenue, Series A (JPMorgan Chase Bank N.A.), 0.210%, 4/6/11	4,000,000
32,000,000	Westpac Banking Corp., 0.336%, 4/14/11(a)	32,000,000

		129,339,766

	Financial Services (0.1%)
551,000	General Electric Capital Corp., 0.394%, 4/28/11	551,009

	Insurance (0.1%)
700,000	MetLife Insurance Co. of Connecticut, 0.789%, 6/15/11	699,988

	Municipal Bonds (7.7%)
14,350,000	California Housing Finance Agency, CA, Home Mortgage Revenue, Series F (Freddie Mac), 0.220%, 4/6/11	14,350,000
14,701,000	Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical, Series A, 0.200%, 4/6/11	14,701,000

Continued

Sterling Capital Prime Money Market Fund

   Schedule of Portfolio Investments — (continued)

   March 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES(b) — (continued)

	Municipal Bonds — (continued)
$15,000,000	Massachusetts Health & Educational Facilities Authority Refunding Revenue, Children’s Hospital, Series N4 (JPMorgan Chase Bank N.A., The Children’s Medical Center), 0.220%, 4/1/11	$15,000,000

		44,051,000

	Total Variable Rate Notes (Cost $174,641,763)	174,641,763

U.S. GOVERNMENT AGENCIES (4.3%)

	Federal Financing Bank (3.5%)
20,000,000	Straight-A Funding LLC, 0.199%, 4/7/11(a)	19,999,333

	Federal Home Loan Bank (0.8%)
5,000,000	Federal Home Loan Bank, 0.450%, 4/27/12	5,000,000

	Total U.S. Government Agencies (Cost $24,999,333)	24,999,333

U.S. TREASURY NOTES (0.9%)
5,000,000	0.750%, 11/30/11	5,014,802

	Total U.S. Treasury Notes (Cost $5,014,802)	5,014,802

REPURCHASE AGREEMENT (13.2%)
75,900,000	Merrill Lynch & Co., Inc., 0.170%, dated 3/31/11, due 4/1/11, proceeds at maturity, $75,900,358 (Collateralized fully by Government Mortgage-Backed Securities)	75,900,000

	Total Repurchase Agreement (Cost $75,900,000)	75,900,000

Amortized Cost
Total Investments — 100.9% (Cost $579,984,039)	$579,984,039
Net Other Assets (Liabilities) — (0.9)%	(4,912,610)

NET ASSETS — 100.0%	$575,071,429

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutionalinvestors.TheInvestmentAdvisor,usingboardapprovedprocedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the next reset date.

(c)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(d)	Interest bearing commercial paper.

GMTN — Global Medium Term Note

N.A. — North America

YCD — Yankee Certificate of Deposit

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (12.5%)
$20,000,000	0.875%, 4/30/11	$20,010,672
20,000,000	1.000%, 8/31/11	20,069,861

	Total U.S. Treasury Notes (Cost $40,080,533)	40,080,533

U.S. TREASURY BILLS(a) (34.2%)
20,000,000	0.134%, 4/14/11	19,999,029
20,000,000	0.107%, 5/19/11	19,997,147
20,000,000	0.132%, 6/16/11	19,994,427
30,000,000	0.122%, 7/7/11	29,990,138
20,000,000	0.095%, 7/28/11	19,993,772

	Total U.S. Treasury Bills (Cost $109,974,513)	109,974,513

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (53.3%)
$55,000,000	Bank of America Corp., 0.070%, dated 3/31/11, due 4/1/11, proceeds at maturity, $55,000,107 (Collateralized fully by U.S. Treasury Securities)	$55,000,000
62,000,000	Goldman Sachs Group, Inc., 0.030%, dated 3/31/11, due 4/1/11, proceeds at maturity, $62,000,052 (Collateralized fully by U.S. Treasury Securities)	62,000,000
54,421,050	JPMorgan Chase & Co., 0.030%, dated 3/31/11, due 4/1/11, proceeds at maturity, $54,421,096 (Collateralized fully by U.S. Treasury Securities)	54,421,050

	Total Repurchase Agreements (Cost $171,421,050)	171,421,050

Total Investments — 100.0% (Cost $321,476,096)		321,476,096
Net Other Assets (Liabilities) — 0.0%		66,337

NET ASSETS — 100.0%		$321,542,433

(a)	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Conservative Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (77.7%)
30,711	Sterling Capital Equity Income Fund, Institutional Class	$445,008
107,266	Sterling Capital International Fund, Institutional Class(a)	599,618
50,766	Sterling Capital Mid Value Fund, Institutional Class	749,307
100,955	Sterling Capital Select Equity Fund, Institutional Class	1,230,639
13,649	Sterling Capital Small Value Fund, Institutional Class	193,956
15,755	Sterling Capital Special Opportunities Fund, Institutional Class(a)	293,835
754,476	Sterling Capital Total Return Bond Fund, Institutional Class	8,186,062
268,273	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	268,273

	Total Affiliated Investment Companies (Cost $10,391,395)	11,966,698

NON-AFFILIATED INVESTMENT COMPANIES (7.2%)
31,588	Credit Suisse Commodity Return Strategy Fund	311,455
15,229	Harding, Loevner International Equity Portfolio	236,655
15,735	Lazard Emerging Markets Equity Portfolio	340,034
6,327	Oppenheimer Developing Markets Fund	226,710

	Total Non-Affiliated Investment Companies (Cost $971,093)	1,114,854

EXCHANGE TRADED FUNDS (14.9%)
5,329	iShares Dow Jones US Real Estate Index Fund	316,543
5,279	iShares MSCI EAFE Small Cap Index Fund	228,792
6,377	iShares MSCI EAFE Value Index Fund	338,045
2,753	iShares MSCI Emerging Markets Index Fund	134,043
2,337	iShares Russell 2000 Index Fund	196,705
8,249	iShares Russell Midcap Growth Index Fund	502,447
4,332	iShares S&P 500 Index Fund	576,199

	Total Exchange Traded Funds (Cost $1,621,336)	2,292,774

Total Investments — 99.8% (Cost $12,983,824)		15,374,326
Net Other Assets (Liabilities) — 0.2%		24,453

NET ASSETS — 100.0%		$15,398,779

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Balanced Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (64.9%)
125,723	Sterling Capital Equity Income Fund, Institutional Class	$1,821,722
439,285	Sterling Capital International Fund, Institutional Class(a)	2,455,603
208,122	Sterling Capital Mid Value Fund, Institutional Class	3,071,884
413,676	Sterling Capital Select Equity Fund, Institutional Class	5,042,716
55,951	Sterling Capital Small Value Fund, Institutional Class	795,069
64,599	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,204,778
942,581	Sterling Capital Total Return Bond Fund, Institutional Class	10,227,002
666,819	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	666,819

	Total Affiliated Investment Companies (Cost $21,424,249)	25,285,593

NON-AFFILIATED INVESTMENT COMPANIES (9.3%)
120,924	Credit Suisse Commodity Return Strategy Fund	1,192,313
62,461	Harding, Loevner International Equity Portfolio	970,637
40,310	Lazard Emerging Markets Equity Portfolio	871,097
16,208	Oppenheimer Developing Markets Fund	580,745

	Total Non-Affiliated Investment Companies (Cost $3,124,138)	3,614,792

EXCHANGE TRADED FUNDS (25.9%)
20,221	iShares Dow Jones US Real Estate Index Fund	1,201,127
19,642	iShares MSCI EAFE Small Cap Index Fund	851,284
26,689	iShares MSCI EAFE Value Index Fund	1,414,784
29,961	iShares MSCI Emerging Markets Index Fund	1,458,801
9,573	iShares Russell 2000 Index Fund	805,760
33,798	iShares Russell Midcap Growth Index Fund	2,058,636
17,294	iShares S&P 500 Index Fund	2,300,275

	Total Exchange Traded Funds (Cost $7,783,989)	10,090,667

Total Investments — 100.1% (Cost $32,332,376)		38,991,052
Net Other Assets (Liabilities) — (0.1)%		(27,439)

NET ASSETS — 100.0%		$38,963,613

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (57.0%)
114,367	Sterling Capital Equity Income Fund, Institutional Class	$1,657,176
399,526	Sterling Capital International Fund, Institutional Class(a)	2,233,352
189,325	Sterling Capital Mid Value Fund, Institutional Class	2,794,442
376,328	Sterling Capital Select Equity Fund, Institutional Class	4,587,442
50,860	Sterling Capital Small Value Fund, Institutional Class	722,726
58,790	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,096,437
262,843	Sterling Capital Total Return Bond Fund, Institutional Class	2,851,843
642,255	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	642,255

	Total Affiliated Investment Companies (Cost $13,591,891)	16,585,673

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
111,825	Credit Suisse Commodity Return Strategy Fund	1,102,591
56,729	Harding, Loevner International Equity Portfolio	881,566
22,005	Lazard Emerging Markets Equity Portfolio	475,534
8,841	Oppenheimer Developing Markets Fund	316,765

	Total Non-Affiliated Investment Companies (Cost $2,386,933)	2,776,456

EXCHANGE TRADED FUNDS (33.5%)
18,167	iShares Dow Jones US Real Estate Index Fund	1,079,120
17,876	iShares MSCI EAFE Small Cap Index Fund	774,746
25,336	iShares MSCI EAFE Value Index Fund	1,343,062
37,226	iShares MSCI Emerging Markets Index Fund	1,812,534
9,141	iShares Russell 2000 Index Fund	769,398
30,763	iShares Russell Midcap Growth Index Fund	1,873,774
15,733	iShares S&P 500 Index Fund	2,092,646

	Total Exchange Traded Funds (Cost $7,612,369)	9,745,280

Total Investments — 100.0% (Cost $23,591,193)		29,107,409
Net Other Assets (Liabilities) — 0.0%		(749)

NET ASSETS — 100.0%		$29,106,660

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity Fund

   Schedule of Portfolio Investments

   March 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (51.9%)
42,684	Sterling Capital Equity Income Fund, Institutional Class	$618,498
149,039	Sterling Capital International Fund, Institutional Class(a)	833,128
70,601	Sterling Capital Mid Value Fund, Institutional Class	1,042,078
140,335	Sterling Capital Select Equity Fund, Institutional Class	1,710,686
18,972	Sterling Capital Small Value Fund, Institutional Class	269,597
21,924	Sterling Capital Special Opportunities Fund, Institutional Class(a)	408,887
234,947	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	234,947

	Total Affiliated Investment Companies (Cost $4,124,089)	5,117,821

NON-AFFILIATED INVESTMENT COMPANIES (9.4%)
45,251	Credit Suisse Commodity Return Strategy Fund	446,170
21,186	Harding, Loevner International Equity Portfolio	329,237
4,387	Lazard Emerging Markets Equity Portfolio	94,806
1,762	Oppenheimer Developing Markets Fund	63,148

	Total Non-Affiliated Investment Companies (Cost $797,789)	933,361

EXCHANGE TRADED FUNDS (38.7%)
7,484	iShares Dow Jones US Real Estate Index Fund	444,550
6,997	iShares MSCI EAFE Small Cap Index Fund	303,250
8,952	iShares MSCI EAFE Value Index Fund	474,545
17,079	iShares MSCI Emerging Markets Index Fund	831,576
3,400	iShares Russell 2000 Index Fund	286,178
11,471	iShares Russell Midcap Growth Index Fund	698,699
5,869	iShares S&P 500 Index Fund	780,636

	Total Exchange Traded Funds (Cost $2,988,369)	3,819,434

Total Investments — 100.0% (Cost $7,910,247)		9,870,616
Net Other Assets (Liabilities) — 0.0%		(2,473)

NET ASSETS — 100.0%		$9,868,143

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

(This page has been left blank intentionally.)

Sterling Capital Funds

   Statements of Assets and Liabilities

   March 31, 2011 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments, at cost*	$200,438,214	$305,834,080
Unrealized appreciation	39,344,051	98,675,567

Investments, at fair value	239,782,265	404,509,647
Foreign currency, at value**	—	—
Interest and dividends receivable	342,181	628,381
Receivable for investments sold	—	—
Receivable for capital shares issued	779,013	1,509,865
Prepaid expenses	24,588	37,135

Total Assets	240,928,047	406,685,028

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $ — , $892,994, $427,309 and $ — , respectively)	—	—
Distributions payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for investments purchased	—	1,113,668
Payable for capital shares redeemed	98,040	254,099
Payable for collateral received on loaned securities	1,483,117	3,185,857
Payable to securities lending agent	—	—
Accrued expenses and other payables:
Investment advisory fees	120,697	231,107
Administration fees	20,551	33,720
Compliance service fees	221	325
Distribution (12b-1) fees	9,630	8,651
Trustee fees	—	—
Other	25,739	42,591

Total Liabilities	1,757,995	4,870,018

Net Assets	$239,170,052	$401,815,010

Net Assets Consist of:
Capital	$321,585,804	$361,616,393
Accumulated undistributed (distributions in excess of) net investment income (loss)	26,946	621,076
Accumulated realized gain (loss)	(121,786,749)	(59,098,026)
Net unrealized appreciation/depreciation	39,344,051	98,675,567

Net Assets	$239,170,052	$401,815,010

Net Assets
Class A Shares	$32,108,891	$23,325,664
Class B Shares	2,987,175	3,997,769
Class C Shares	284,460	572,117
Institutional Shares	203,789,526	373,919,327
Class R Shares	—	133

Total	$239,170,052	$401,815,010

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,646,562	1,588,918
Class B Shares	250,682	286,237
Class C Shares	24,016	41,037
Institutional Shares	16,713,286	25,326,870
Class R Shares	—	9

Total	19,634,546	27,243,071

Net Asset Value
Class A Shares - redemption price per share	$12.13	$14.68

Class B Shares - offering price per share***	$11.92	$13.97

Class C Shares - offering price per share***	$11.84	$13.94

Institutional Shares	$12.19	$14.76

Class R Shares	$—	$14.72	****

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearestcent per share - Class A Shares	$12.87	$15.58

*

The Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital International Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund include securities on loan of $1,445,873, $3,135,335, $, $1,023,082, $4,294,051, $9,819,456 and $29,316,100, respectively.

**	The Sterling Capital International Fund includes foreign currency at cost of $478,276.
***	Redemption price per share varies by length of time shares are held.
****

The Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund net asset value for Class R Shares is calculated using unrounded net assets of $133.08, $134.69, $4,410.80, and $123.41 divided by the unrounded shares of 9.04, 9.52, 236.79, and 8.56, respectively.

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund		Sterling Capital International Fund	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Short-Term Bond Fund

$75,792,891		$76,103,506	$562,599,481		$616,717,767		$63,973,917
15,858,864		15,213,921	122,225,825		110,698,168		258,297

91,651,755		91,317,427	684,825,306		727,415,935		64,232,214
—		475,683	—		—		—
76,215		262,569	769,614		1,851,201		576,094
273,519		869,843	876,663		100,491		—
630,401		446,093	2,234,817		4,137,737		461,377
23,466		8,880	46,893		44,597		3,432

92,655,356		93,380,495	688,753,293		733,549,961		65,273,117

—		—	1,777,670		253,000		—
—		—	—		1,944		125,368
—		55,544	—		—		—
953,443		1,978,229	68,840		1,521,125		1,672,730
3,647		36,320	818,587		742,361		20,156
1,043,460		4,824,807	10,170,667		29,950,952		—
—		—	—		—		102,608

59,170		91,921	447,450		406,235		15,357
7,538		7,274	57,103		59,258		5,230
68		79	558		413		77
2,554		1,602	142,973		134,951		1,692
—		—	—		—		6
9,918		95,179	67,136		41,996		8,868

2,079,798		7,090,955	13,550,984		33,112,235		1,952,092

$90,575,558		$86,289,540	$675,202,309		$700,437,726		$63,321,025

$82,470,444		$129,994,693	$535,840,731		$621,451,094		$71,124,285
(90,561)		(63,329)	(1,029,327)		1,098,344		(402,365)
(7,663,189)		(58,812,268)	19,049,756		(32,984,189)		(7,659,192)
15,858,864		15,170,444	121,341,149		110,872,477		258,297

$90,575,558		$86,289,540	$675,202,309		$700,437,726		$63,321,025

$7,910,277		$4,019,982	$240,280,640		$209,906,595		$8,041,336
984,123		776,922	24,261,073		14,508,413		—
90,353		144,962	87,019,191		95,965,669		—
81,590,670		81,347,674	323,636,994		380,056,925		55,279,689
135		—	4,411		124		—

$90,575,558		$86,289,540	$675,202,309		$700,437,726		$63,321,025

557,632		745,766	13,160,484		14,507,646		844,282
69,764		163,626	1,419,676		1,005,974		—
6,404		30,620	5,089,139		6,671,973		—
5,743,026		14,556,149	17,352,819		26,220,423		5,803,479
10		—	237		9		—

6,376,836		15,496,161	37,022,355		48,406,025		6,647,761

$14.19		$5.39	$18.26		$14.47		$9.52

$14.11		$4.75	$17.09		$14.42		$—

$14.11		$4.73	$17.10		$14.38		$—

$14.21		$5.59	$18.65		$14.49		$9.53

$14.15	****	$—	$18.63	****	$14.42	****	$—

5.75%		5.75%	5.75%		5.75%		2.50%

$15.06		$5.72	$19.37		$15.35		$9.76

Sterling Capital Funds

   Statements of Assets and Liabilities

   March31, 2011 (Unaudited)

	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
Assets:
Investments, at cost	$180,713,435	$418,697,935
Unrealized appreciation	4,032,460	11,389,005

Investments, at fair value	184,745,895	430,086,940
Interest and dividends receivable	1,179,607	3,742,521
Receivable for investments sold	—	14,948,650
Receivable for capital shares issued	402,813	1,646,589
Prepaid expenses	10,173	18,878

Total Assets	186,338,488	450,443,578

Liabilities:
Distributions payable	322,943	805,696
Payable for investments purchased	—	26,542,463
Payable for capital shares redeemed	330,709	566,229
Payable to securities lending agent	108,843	596,576
Accrued expenses and other payables:
Investment advisory fees	75,752	170,963
Administration fees	16,131	36,373
Compliance service fees	234	464
Distribution (12b-1) fees	4,945	13,022
Other	25,718	53,628

Total Liabilities	885,275	28,785,414

Net Assets	$185,453,213	$421,658,164

Net Assets Consist of:
Capital	$194,161,414	$408,578,236
Accumulated undistributed (distributions in excess of) net investment income	1,216,467	(843,175)
Accumulated realized gain (loss)	(13,957,128)	2,534,098
Net unrealized appreciation/depreciation	4,032,460	11,389,005

Net Assets	$185,453,213	$421,658,164

Net Assets
Class A Shares	$12,844,442	$33,217,554
Class B Shares	1,961,499	4,207,360
Class C Shares	586,678	2,733,300
Institutional Shares	170,060,594	381,494,625
Class R Shares	—	5,325

Total	$185,453,213	$421,658,164

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,229,136	3,062,079
Class B Shares	188,349	387,468
Class C Shares	56,217	251,588
Institutional Shares	16,253,450	35,146,370
Class R Shares	—	492

Total	17,727,152	38,847,997

Net Asset Value
Class A Shares - redemption price per share	$10.45	$10.85

Class B Shares - offering price per share*	$10.41	$10.86

Class C Shares - offering price per share*	$10.44	$10.86

Institutional Shares	$10.46	$10.85

Class R Shares	$—	$10.82

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.09	$11.51

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$22,035,813	$33,736,431	$194,913,279	$49,168,092	$107,111,564	$97,769,226
521,656	952,048	4,658,238	554,159	3,875,635	1,516,068

22,557,469	34,688,479	199,571,517	49,722,251	110,987,199	99,285,294
286,121	370,478	2,837,050	627,316	1,235,533	1,519,361
—	—	—	287,593	426,928	—
70,903	384,746	580,409	110,435	498,209	607,554
1,596	2,995	5,710	3,166	5,532	8,458

22,916,089	35,446,698	202,994,686	50,750,761	113,153,401	101,420,667

45,053	55,213	379,204	73,986	202,034	232,592
—	332,498	—	654,070	1,062,940	—
14,663	150,579	469,758	5,057	95,351	229,272
—	—	—	—	—	—

7,796	11,863	77,062	18,948	42,475	38,446
2,000	3,026	17,494	4,282	9,620	8,723
25	42	206	46	119	106
1,804	2,060	10,463	3,226	7,636	6,342
1,490	3,926	23,526	3,315	12,148	11,353

72,831	559,207	977,713	762,930	1,432,323	526,834

$22,843,258	$34,887,491	$202,016,973	$49,987,831	$111,721,078	$100,893,833

$22,334,719	$33,961,907	$196,957,428	$49,398,847	$107,785,548	$99,366,604
3,371	1,727	73,589	5,105	42,503	(28,135)
(16,488)	(28,191)	327,718	29,720	17,392	39,296
521,656	952,048	4,658,238	554,159	3,875,635	1,516,068

$22,843,258	$34,887,491	$202,016,973	$49,987,831	$111,721,078	$100,893,833

$8,465,462	$9,639,838	$49,219,091	$15,183,717	$35,928,249	$29,879,676
—	—	—	—	—	—
—	—	—	—	—	—
14,377,796	25,247,653	152,797,882	34,804,114	75,792,829	71,014,157
—	—	—	—	—	—

$22,843,258	$34,887,491	$202,016,973	$49,987,831	$111,721,078	$100,893,833

816,202	893,348	4,650,976	1,443,400	3,077,089	3,049,650
—	—	—	—	—	—
—	—	—	—	—	—
1,388,033	2,336,317	14,440,400	3,330,589	6,492,960	7,240,646
—	—	—	—	—	—

2,204,235	3,229,665	19,091,376	4,773,989	9,570,049	10,290,296

$10.37	$10.79	$10.58	$10.52	$11.68	$9.80

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—

$10.36	$10.81	$10.58	$10.45	$11.67	$9.81

$—	$—	$—	$—	$—	$—

3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

$10.69	$11.12	$10.91	$10.85	$12.04	$10.10

Sterling Capital Funds

   Statements of Assets and Liabilities

   March 31, 2011 (Unaudited)

	Sterling Capital National Tax-Free Money Market Fund	Sterling Capital Prime Money Market Fund
Assets:
Investments:
Investments-unaffiliated, at cost	$134,100,048	$504,084,039
Investments-affiliated, at cost	—	—

Total investments, at cost	134,100,048	504,084,039
Unrealized appreciation	—	—

Investments, at value	134,100,048	504,084,039
Repurchase agreements, at cost	—	75,900,000
Cash	—	523
Interest and dividends receivable	242,407	285,057
Receivable for capital shares issued	—	4,944
Receivable from Investment Advisor	—	—
Prepaid expenses & other expenses	6,151	23,326

Total Assets	134,348,606	580,297,889

Liabilities:
Distributions payable	1,162	2,758
Payable for investments purchased	—	5,000,000
Payable for capital shares redeemed	—	63,221
Accrued expenses and other payables:
Investment advisory fees	21,630	27,090
Administration fees	12,113	51,985
Audit fees	3,980	6,807
Compliance service fees	203	603
Distribution (12b-1) fees	—	—
Trustee fees	30	—
Printing fees	2,234	5,545
Transfer agent fees	14,030	50,237
Other	3,996	18,214

Total Liabilities	59,378	5,226,460

Net Assets	$134,289,228	$575,071,429

Net Assets Consist of:
Capital	$134,287,939	$575,089,033
Accumulated undistributed (distributions in excess of) net investment income	1,123	2,203
Accumulated realized gain (loss)	166	(19,807)
Net unrealized appreciation/depreciation	—	—

Net Assets	$134,289,228	$575,071,429

Net Assets
Class A Shares	$72,482	$152,679,233
Class B Shares	—	1,130,856
Class C Shares	—	593,540
Institutional Shares	134,216,746	420,667,800

Total	$134,289,228	$575,071,429

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	72,468	152,683,351
Class B Shares	—	1,131,653
Class C Shares	—	593,553
Institutional Shares	134,218,500	420,696,253

Total	134,290,968	575,104,810

Net Asset Value
Class A Shares - redemption price per share	$1.00	$1.00

Class B Shares - offering price per share*	$—	$1.00

Class C Shares - offering price per share*	$—	$1.00

Institutional Shares	$1.00	$1.00

Maximum Sales Charge - Class A Shares	N/A	N/A

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$1.00

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund

$150,055,046	$2,592,429	$10,908,127	$9,999,302	$3,786,158
—	10,391,395	21,424,249	13,591,891	4,124,089

150,055,046	12,983,824	32,332,376	23,591,193	7,910,247
—	2,390,502	6,658,676	5,516,216	1,960,369

150,055,046	15,374,326	38,991,052	29,107,409	9,870,616
171,421,050	—	—	—	—
—	—	—	—	—
93,695	29,075	38,281	10,645	2
1,926	914	20,253	294	171
37,532	—	—	—	—
16,800	6,469	7,399	8,137	7,332

321,626,049	15,410,784	39,056,985	29,126,485	9,878,121

1,288	1,439	1,682	80	—
—	—	—	—	—
13,960	1,981	65,804	113	—

—	3,217	8,208	6,092	4,728
27,755	—	—	—	—
3,077	386	1,221	944	290
408	15	38	28	9
—	3,936	14,069	10,961	4,512
—	—	—	—	—
5,522	—	—	—	—
31,606	1,031	2,350	1,607	439
—	—	—	—	—

83,616	12,005	93,372	19,825	9,978

$321,542,433	$15,398,779	$38,963,613	$29,106,660	$9,868,143

$321,540,381	$22,530,278	$48,077,521	$40,115,135	$19,256,098
2,052	(104,163)	(132,022)	(40,026)	(10,087)
—	(9,417,838)	(15,640,562)	(16,484,665)	(11,338,237)
—	2,390,502	6,658,676	5,516,216	1,960,369

$321,542,433	$15,398,779	$38,963,613	$29,106,660	$9,868,143

$132,163,484	$8,604,674	$28,945,851	$19,586,285	$5,926,928
637,208	2,352,366	9,039,640	7,957,171	3,849,625
78,695	159,221	296,890	211,111	25,487
188,663,046	4,282,518	681,232	1,352,093	66,103

$321,542,433	$15,398,779	$38,963,613	$29,106,660	$9,868,143

132,163,324	910,693	3,153,734	2,268,195	708,573
637,275	248,715	1,006,075	943,726	482,532
78,694	16,916	32,900	25,089	3,205
188,662,401	448,866	73,809	156,269	7,815

321,541,694	1,625,190	4,266,518	3,393,279	1,202,125

$1.00	$9.45	$9.18	$8.64	$8.36

$1.00	$9.46	$8.99	$8.43	$7.98

$1.00	$9.41	$9.02	$8.41	$7.95

$1.00	$9.54	$9.23	$8.65	$8.46

N/A	5.75%	5.75%	5.75%	5.75%

$1.00	$10.03	$9.74	$9.17	$8.87

Sterling Capital Funds

   Statements of Operations

   For the Six Months Ended March 31, 2011 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	2,388,707	2,759,572
Foreign tax withholding	(30,727)	(6,309)
Income from securities lending	7,456	7,022

Total investment income	2,365,436	2,760,285

Expenses:
Investment advisory fees (See Note 5)	851,811	1,376,115
Administration fees (See Note 5)	118,988	192,224
Distribution fees - Class A Shares	77,228	26,096
Distribution fees - Class B Shares	15,597	19,640
Distribution fees - Class C Shares	825	2,465
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	1,402	2,239
Trustee fees	7,893	12,550
Audit fees	12,369	18,030
Custodian fees	5,905	10,192
Fund accounting fees (See Note 5)	11,511	18,596
Interest expense (See Note 7)	—	1,067
Legal fees	16,492	27,328
Printing fees	11,749	18,480
Transfer agent fees (See Note 5)	50,133	83,397
Other	31,315	44,716

Total expenses before waivers	1,213,218	1,853,135

Less expenses waived by the Investment Advisor (See Note 5)	(163,729)	(77,079)
Less expenses waived by the Distributor (See Note 5)	(38,614)	—

Net expenses	1,010,875	1,776,056

Net investment income (loss)	1,354,561	984,229

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	10,241,423	5,017,605
Written options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	22,345,955	67,279,208
Written options	—	—
Foreign currency transactions	—	—

Total realized and unrealized gain (loss)	32,587,378	72,296,813

Change in net assets from operations	$33,941,939	$73,281,042

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Short-Term Bond Fund

$—	$406	$—	$—	$728,281
335,253	586,864	2,930,803	8,333,647	68
(625)	(25,445)	(7,614)	(170,227)	—
5,486	5,311	36,533	36,019	7

340,114	567,136	2,959,722	8,199,439	728,356

344,192	419,999	2,480,099	2,027,243	175,693
39,527	43,408	320,374	299,053	32,595
16,656	9,746	559,811	443,761	19,596
5,003	4,071	118,713	71,850	—
380	761	408,264	412,454	—
—	—	10	—	—
450	515	3,720	3,303	403
2,493	2,928	20,673	17,682	2,376
3,448	4,535	31,841	28,767	3,332
3,027	161,386	17,780	18,400	1,703
3,824	4,200	31,001	28,961	3,150
—	—	—	—	—
5,554	5,834	43,540	38,928	10,525
4,526	4,627	31,743	28,157	4,192
22,480	18,364	157,820	117,727	15,203
27,849	55,190	57,588	49,214	11,626

479,409	735,564	4,282,977	3,585,500	280,394

(39,932)	(63,986)	(3,650)	(3,617)	(48,438)
(8,328)	(4,873)	(279,906)	(221,881)	(9,798)

431,149	666,705	3,999,421	3,360,002	222,158

(91,035)	(99,569)	(1,039,699)	4,839,437	506,198

5,856,438	2,844,400	21,183,002	5,027,676	477,035
—	—	2,215,178	288,436	—
—	(259,072)	—	—	—

11,735,432	3,553,141	64,028,814	51,532,426	(1,166,480)
—	—	(406,756)	87,088	—
—	89,380	—	—	—

17,591,870	6,227,849	87,020,238	56,935,626	(689,445)

$17,500,835	$6,128,280	$85,980,539	$61,775,063	$(183,247)

Sterling Capital Funds

   Statements of Operations

   For the Six Months Ended March 31, 2011 (Unaudited)

	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
Investment Income:
Interest income	$3,172,987	$9,410,635
Dividend income	403	86,224
Income from securities lending	2,648	384

Total investment income	3,176,038	9,497,243

Expenses:
Investment advisory fees (See Note 5)	561,493	1,256,299
Administration fees (See Note 5)	96,731	216,500
Distribution fees - Class A Shares	33,715	79,741
Distribution fees - Class B Shares	11,550	22,506
Distribution fees - Class C Shares	2,929	11,852
Distribution fees - Class R Shares	—	22
Compliance service fees (See Note 5)	1,183	2,612
Trustee fees	6,824	15,026
Audit fees	9,900	22,708
Custodian fees	4,829	10,669
Fund accounting fees (See Note 5)	9,358	20,938
Interest expense (See Note 7)	—	—
Legal fees	13,503	30,423
Printing fees	9,569	20,840
Transfer agent fees (See Note 5)	45,663	92,097
Other	18,935	38,621

Total expenses before waivers	826,182	1,840,854

Less expenses waived by the Investment Advisor (See Note 5)	(113,243)	(252,550)
Less expenses waived by the Distributor (See Note 5)	(16,857)	(39,870)

Net expenses	696,082	1,548,434

Net investment income	2,479,956	7,948,809

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from: Investments	(340,690)	3,792,485
Change in unrealized appreciation/depreciation on: Investments	(5,331,976)	(12,384,392)

Total realized and unrealized gain (loss)	(5,672,666)	(8,591,907)

Change in net assets from operations	$(3,192,710)	$(643,098)

See accompanying notes to the financial statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$432,902	$641,140	$3,558,780	$818,047	$2,001,311	$2,099,120
409	1,021	259	1,181	203	1,706
—	—	—	—	—	—

433,311	642,161	3,559,039	819,228	2,001,514	2,100,826

64,469	102,714	542,209	132,265	305,977	225,367
12,081	19,123	101,787	24,831	57,362	51,793
20,995	27,088	121,586	37,784	90,365	37,218
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
146	235	1,216	293	692	622
842	1,369	6,986	1,657	4,008	3,591
1,244	1,936	10,366	2,468	5,923	5,329
646	1,000	4,917	1,226	2,816	2,543
1,167	1,852	9,844	2,403	5,545	5,008
—	7	—	—	—	—
1,645	2,625	13,714	3,294	7,787	7,008
1,603	2,285	9,868	2,756	5,801	5,273
5,170	8,459	43,180	9,796	24,288	21,759
7,684	12,125	20,095	12,221	14,593	16,186

117,692	180,818	885,768	230,994	525,157	381,697

(17,854)	(28,738)	(99,597)	(24,298)	(56,689)	(479)
(10,497)	(13,544)	(60,793)	(18,892)	(45,182)	—

89,341	138,536	725,378	187,804	423,286	381,218

343,970	503,625	2,833,661	631,424	1,578,228	1,719,608

(19,725)	(29,138)	323,954	32,728	41,080	(15,345)

(888,090)	(1,325,654)	(7,079,662)	(1,755,632)	(4,064,267)	(3,706,284)

(907,815)	(1,354,792)	(6,755,708)	(1,722,904)	(4,023,187)	(3,721,629)

$(563,845)	$(851,167)	$(3,922,047)	$(1,091,480)	$(2,444,959)	$(2,002,021)

Sterling Capital Funds

   Statements of Operations

   For the Six Months Ended March 31, 2011 (Unaudited)

	Sterling Capital National Tax-Free Money Market Fund	Sterling Capital Prime Money Market Fund
Investment Income:
Interest income	$329,699	$905,747
Dividend income - unaffiliated	126	—
Dividend income - affiliated	—	—
Income from securities lending	—	—

Total investment income	329,825	905,747

Expenses:
Investment advisory fees (See Note 5)	185,392	1,121,540
Administration fees (See Note 5)	76,675	289,713
Distribution fees - Class A Shares	201	411,940
Distribution fees - Class B Shares	—	6,683
Distribution fees - Class C Shares	—	2,414
Compliance service fees (See Note 5)	966	3,451
Trustee fees	5,777	20,388
Audit fees	8,583	34,739
Custodian fees	3,828	13,521
Fund accounting fees (See Note 5)	7,416	28,038
Legal fees	10,698	38,681
Printing fees	9,944	29,616
State registration fees	1,954	9,046
Transfer agent fees (See Note 5)	38,452	144,601
Other	11,110	44,321

Total expenses before waivers	360,996	2,198,692

Less expenses waived/reimbursed by the Investment Advisor (See Note 5)	(47,408)	(902,366)
Less expenses waived by the Distributor (See Note 5)	(196)	(421,037)

Net expenses	313,392	875,289

Net investment income	16,433	30,458

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment transactions - unaffiliated	166	—
Investment transactions - affiliated	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on:
Investments	—	—

Total realized and unrealized gain (loss)	166	—

Change in net assets from operations	$16,599	$30,458

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund

$243,623	$—	$—	$—	$—
—	51,080	203,883	193,212	71,788
—	182,667	268,119	109,982	16,960
5,885	—	—	—	—

249,508	233,747	472,002	303,194	88,748

668,679	18,328	47,341	35,948	11,905
172,804	—	—	—	—
344,700	19,295	67,622	46,843	14,043
3,361	12,061	48,242	41,172	19,103
429	694	1,118	924	105
2,127	90	233	177	58
12,399	520	1,324	1,009	325
21,648	849	2,069	1,573	531
8,772	362	924	703	230
16,717	733	1,894	1,438	476
23,639	1,016	2,625	1,994	654
18,490	1,221	2,442	2,022	1,013
7,165	3,847	4,525	4,584	5,048
87,650	3,638	8,936	6,549	2,018
40,363	2,914	3,923	3,520	2,666

1,428,943	65,568	193,218	148,456	58,175

(847,361)	(12,871)	(32,343)	(24,923)	(8,585)
(348,490)	(9,647)	(33,811)	(23,421)	(7,022)

233,092	43,050	127,064	100,112	42,568

16,416	190,697	344,938	203,082	46,180

—	84,607	285,871	264,543	50,318
—	46,571	32,552	25,043	15,384
—	147,406	190,999	61,639	2,238

—	442,809	2,994,387	3,022,822	1,180,830

—	721,393	3,503,809	3,374,047	1,248,770

$16,416	$912,090	$3,848,747	$3,577,129	$1,294,950

Sterling Capital Funds

   Statements of Changes in Net Assets

	Sterling Capital Select Equity Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income (loss)	$1,354,561	$2,515,781
Net realized gain (loss)	10,241,423	24,408,867
Change in unrealized appreciation/depreciation	22,345,955	(14,644,751)

Change in net assets from operations	33,941,939	12,279,897

Distributions to Class A Shareholders:
Net investment income	(155,293)	(304,109)
Distributions to Class B Shareholders:
Net investment income	(3,760)	(9,130)
Distributions to Class C Shareholders:
Net investment income	(482)	(385)
Distributions to Institutional Class Shareholders:
Net investment income	(1,217,695)	(2,340,083)

Change in net assets from shareholder distributions	(1,377,230)	(2,653,707)

Capital Transactions:
Change in net assets from capital transactions	(9,264,715)	(5,364,722)

Change in net assets	23,299,994	4,261,468
Net Assets:
Beginning of period	215,870,058	211,608,590

End of period	$239,170,052	$215,870,058

Accumulated undistributed net investment income (loss)	$26,946	$49,615

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$984,229	$1,548,036	$(91,035)	$289,641
5,017,605	10,152,026	5,856,438	2,995,648
67,279,208	22,306,272	11,735,432	1,117,930

73,281,042	34,006,334	17,500,835	4,403,219

(31,901)	(41,826)	—	(16,230)

—	(578)	—	—

—	(86)	—	(29)

(758,008)	(1,422,492)	—	(309,695)

(789,909)	(1,464,982)	—	(325,954)

(13,248,347)	95,353,552	6,623,868	36,583,697

59,242,786	127,894,904	24,124,703	40,660,962

342,572,224	214,677,320	66,450,855	25,789,893

$401,815,010	$342,572,224	$90,575,558	$66,450,855

$621,076	$426,756	$(90,561)	$474

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital International Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income (loss)	$(99,569)	$586,579
Net realized gain (loss)	2,585,328	6,020,933
Change in unrealized appreciation/depreciation	3,642,521	(4,746,409)

Change in net assets from operations	6,128,280	1,861,103

Distributions to Class A Shareholders:
Net investment income	—	(71,166)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	—	(13,417)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	—	(1,289)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	—	(1,704,204)
Net realized gains from investment transactions	—	—
Distributions to Class R Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	—	(1,790,076)

Capital Transactions:
Change in net assets from capital transactions	(692,242)	(5,244,613)

Change in net assets	5,436,038	(5,173,586)
Net Assets:
Beginning of period	80,853,502	86,027,088

End of period	$86,289,540	$80,853,502

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(63,329)	$36,240

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Short-Term Bond Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$(1,039,699)	$(2,062,780)	$4,839,437	$9,692,908	$506,198	$1,376,789
23,398,180	30,972,685	5,316,112	(4,833,681)	477,035	81,049
63,622,058	13,174,524	51,619,514	53,749,905	(1,166,480)	569,208

85,980,539	42,084,429	61,775,063	58,609,132	(183,247)	2,027,046

—	—	(1,164,482)	(2,432,974)	(97,653)	(159,210)
(1,245,000)	—	—	—	—	—

—	—	(32,265)	(165,165)	—	—
(143,250)	—	—	—	—	—

—	—	(239,418)	(715,612)	—	—
(482,193)	—	—	—	—	—

—	—	(2,422,514)	(4,712,617)	(749,602)	(1,812,725)
(1,609,782)	—	—	—	—	—

—	—	(1)	(2)	—	—
(23)	—	—	—	—	—

(3,480,248)	—	(3,858,680)	(8,026,370)	(847,255)	(1,971,935)

39,377,709	24,952,684	179,149,675	83,296,249	(3,484,656)	3,749,020

121,878,000	67,037,113	237,066,058	133,879,011	(4,515,158)	3,804,131

553,324,309	486,287,196	463,371,668	329,492,657	67,836,183	64,032,052

$675,202,309	$553,324,309	$700,437,726	$463,371,668	$63,321,025	$67,836,183

$(1,029,327)	$10,372	$1,098,344	$117,587	$(402,365)	$(61,308)

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital Intermediate U.S. Government Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income	$2,479,956	$6,080,730
Net realized gain (loss)	(340,690)	358,846
Change in unrealized appreciation/depreciation	(5,331,976)	4,980,048

Change in net assets from operations	(3,192,710)	11,419,624

Distributions to Class A Shareholders:
Net investment income	(205,053)	(374,693)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(26,460)	(68,197)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(6,691)	(9,864)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(2,806,525)	(6,151,978)
Net realized gains from investment transactions	—	—
Distributions to Class R Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(3,044,729)	(6,604,732)

Capital Transactions:
Change in net assets from capital transactions	(1,866,157)	(4,946,835)

Change in net assets	(8,103,596)	(131,943)
Net Assets:
Beginning of period	193,556,809	193,688,752

End of period	$185,453,213	$193,556,809

Accumulated undistributed (distributions in excess of) net investment income	$1,216,467	$1,781,240

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$7,948,809	$16,142,317	$343,970	$643,601	$503,625	$927,333
3,792,485	11,061,276	(19,725)	240,755	(29,138)	134,739
(12,384,392)	11,242,260	(888,090)	315,084	(1,325,654)	692,202

(643,098)	38,445,853	(563,845)	1,199,440	(851,167)	1,754,274

(669,437)	(996,048)	(116,906)	(214,321)	(136,989)	(247,523)
(634,430)	(13,422)	(38,264)	(73,964)	(39,478)	(1,441)

(77,580)	(188,149)	—	—	—	—
(87,766)	(3,855)	—	—	—	—

(41,150)	(40,862)	—	—	—	—
(45,094)	(356)	—	—	—	—

(8,449,029)	(17,065,752)	(226,135)	(427,340)	(365,290)	(676,872)
(7,357,525)	(255,197)	(72,893)	(134,098)	(93,116)	(3,717)

(183)	(442)	—	—	—	—
(102)	—	—	—	—	—

(17,362,296)	(18,564,083)	(454,198)	(849,723)	(634,873)	(929,553)

17,386,136	41,144,313	197,479	3,501,264	(1,711,863)	8,284,070

(619,258)	61,026,083	(820,564)	3,850,981	(3,197,903)	9,108,791

422,277,422	361,251,339	23,663,822	19,812,841	38,085,394	28,976,603

$421,658,164	$422,277,422	$22,843,258	$23,663,822	$34,887,491	$38,085,394

$(843,175)	$445,395	$3,371	$2,442	$1,727	$381

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income	$2,833,661	$5,266,844
Net realized gain (loss)	323,954	1,068,103
Change in unrealized appreciation/depreciation	(7,079,662)	2,695,776

Change in net assets from operations	(3,922,047)	9,030,723

Distributions to Class A Shareholders:
Net investment income	(652,844)	(1,054,124)
Net realized gains from investment transactions	(262,531)	(198,488)
Distributions to Institutional Class Shareholders:
Net investment income	(2,176,344)	(4,204,568)
Net realized gains from investment transactions	(794,016)	(797,240)

Change in net assets from shareholder distributions	(3,885,735)	(6,254,420)

Capital Transactions:
Change in net assets from capital transactions	15,417,205	31,752,598

Change in net assets	7,609,423	34,528,901
Net Assets:
Beginning of period	194,407,550	159,878,649

End of period	$202,016,973	$194,407,550

Accumulated undistributed (distributions in excess of) net investment income	$73,589	$69,116

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$631,424	$1,064,858	$1,578,228	$2,993,723	$1,719,608	$3,175,509
32,728	149,905	41,080	377,135	(15,345)	104,867
(1,755,632)	913,311	(4,064,267)	1,412,409	(3,706,284)	1,431,326

(1,091,480)	2,128,074	(2,444,959)	4,783,267	(2,002,021)	4,711,702

(184,963)	(346,635)	(483,787)	(732,727)	(482,202)	(780,468)
(41,431)	—	(121,044)	(209,494)	(29,936)	(32,736)

(444,232)	(711,699)	(1,093,495)	(2,259,089)	(1,227,348)	(2,375,666)
(92,870)	—	(245,955)	(663,572)	(70,247)	(104,016)

(763,496)	(1,058,334)	(1,944,281)	(3,864,882)	(1,809,733)	(3,292,886)

6,369,281	15,874,992	3,604,781	19,757,902	4,087,186	16,082,320

4,514,305	16,944,732	(784,459)	20,676,287	275,432	17,501,136

45,473,526	28,528,794	112,505,537	91,829,250	100,618,401	83,117,265

$49,987,831	$45,473,526	$111,721,078	$112,505,537	$100,893,833	$100,618,401

$5,105	$2,876	$42,503	$41,557	$(28,135)	$(38,193)

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital National Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income	$16,433	$67,893
Net realized gain (loss)	166	235
Change in unrealized appreciation/depreciation	—	—

Change in net assets from operations	16,599	68,128

Distributions to Class A Shareholders:
Net investment income	(2)	(6)
Distributions to Class B Shareholders:
Net investment income	—	—
Distributions to Class C Shareholders:
Net investment income	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(16,431)	(67,887)

Change in net assets from shareholder distributions	(16,433)	(67,893)

Capital Transactions:
Change in net assets from capital transactions	(21,199,769)	(105,450,174)

Change in net assets	(21,199,603)	(105,449,939)
Net Assets:
Beginning of period	155,488,831	260,938,770

End of period	$134,289,228	$155,488,831

Accumulated undistributed (distributions in excess of) net investment income	$1,123	$1,123

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund		Sterling Capital U.S. Treasury Money Market Fund		Sterling Capital Strategic Allocation Conservative Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$30,458	$329,532	$16,416	$277,603	$190,697	$424,657
—	(18,963)	—	—	278,584	310,195
—	—	—	—	442,809	632,753

30,458	310,569	16,416	277,603	912,090	1,367,605

(8,976)	(94,245)	(6,775)	(99,439)	(160,571)	(208,070)

(66)	(806)	(29)	(487)	(39,377)	(57,985)

(26)	(301)	(3)	(78)	(2,296)	(2,907)

(21,390)	(234,180)	(9,609)	(177,599)	(92,613)	(160,463)

(30,458)	(329,532)	(16,416)	(277,603)	(294,857)	(429,425)

4,298,773	(582,591,430)	(23,868,264)	(256,426,060)	224,299	(911,665)

4,298,773	(582,610,393)	(23,868,264)	(256,426,060)	841,532	26,515

570,772,656	1,153,383,049	345,410,697	601,836,757	14,557,247	14,530,732

$575,071,429	$570,772,656	$321,542,433	$345,410,697	$15,398,779	$14,557,247

$2,203	$2,203	$2,052	$2,052	$(104,163)	$(3)

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital Strategic Allocation Balanced Growth Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
From Investment Activities:
Operations:
Net investment income	$344,938	$763,481
Net realized gain (loss)	509,422	(2,683,861)
Change in unrealized appreciation/depreciation	2,994,387	5,475,263

Change in net assets from operations	3,848,747	3,554,883

Distributions to Class A Shareholders:
Net investment income	(363,877)	(573,059)
Distributions to Class B Shareholders:
Net investment income	(95,026)	(164,202)
Distributions to Class C Shareholders:
Net investment income	(2,557)	(2,023)
Distributions to Institutional Class Shareholders:
Net investment income	(15,501)	(30,576)

Change in net assets from shareholder distributions	(476,961)	(769,860)

Capital Transactions:
Change in net assets from capital transactions	(952,834)	(3,811,025)

Change in net assets	2,418,952	(1,026,002)
Net Assets:
Beginning of period	36,544,661	37,570,663

End of period	$38,963,613	$36,544,661

Accumulated undistributed (distributions in excess of) net investment income	$(132,022)	$1

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$203,082	$439,669	$46,180	$94,920
351,225	(2,656,759)	67,940	(972,536)
3,022,822	4,826,126	1,180,830	1,701,090

3,577,129	2,609,036	1,294,950	823,474

(171,017)	(310,591)	(36,522)	(73,354)

(52,939)	(96,586)	(19,158)	(18,738)

(1,241)	(1,507)	(108)	(103)

(17,927)	(33,543)	(471)	(2,733)

(243,124)	(442,227)	(56,259)	(94,928)

(2,181,628)	(2,543,776)	(275,272)	(1,546,946)

1,152,377	(376,967)	963,419	(818,400)

27,954,283	28,331,250	8,904,724	9,723,124

$29,106,660	$27,954,283	$9,868,143	$8,904,724

$(40,026)	$16	$(10,087)	$(8)

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital Select Equity Fund
	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$711,979	$1,873,968
Proceeds from shares issued in reorganization	—	—
Distributions reinvested	152,616	298,975
Value of shares redeemed	(1,963,230)	(3,884,963)

Change in net assets from Class A Share transactions	(1,098,635)	(1,712,020)
Class B Shares:
Proceeds from shares issued	—	3,397
Proceeds from shares issued in reorganization	—	—
Distributions reinvested	3,741	9,086
Value of shares redeemed	(583,757)	(1,586,831)

Change in net assets from Class B Share transactions	(580,016)	(1,574,348)
Class C Shares:
Proceeds from shares issued	396,907	37,394
Proceeds from shares issued in reorganization	—	—
Distributions reinvested	467	364
Value of shares redeemed	(229,675)	(25,101)

Change in net assets from Class C Share transactions	167,699	12,657
Institutional Shares:
Proceeds from shares issued	7,876,500	25,938,993
Proceeds from shares issued in reorganization	—	—
Distributions reinvested	1,110,271	2,142,283
Value of shares redeemed	(16,740,534)	(30,172,287)

Change in net assets from Institutional Share transactions	(7,753,763)	(2,091,011)
Class R Shares:
Proceeds from shares issued	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(9,264,715)	$(5,364,722)

Share Transactions:
Class A Shares:
Issued	61,462	178,138
Issued in reorganization	—	—
Reinvested	12,876	28,862
Redeemed	(171,188)	(370,283)

Change in Class A Shares	(96,850)	(163,283)
Class B Shares:
Issued	—	325
Issued in reorganization	—	—
Reinvested	324	910
Redeemed	(51,751)	(153,876)

Change in Class B Shares	(51,427)	(152,641)
Class C Shares:
Issued	33,299	3,641
Issued in reorganization	—	—
Reinvested	40	36
Redeemed	(19,991)	(2,424)

Change in Class C Shares	13,348	1,253
Institutional Shares:
Issued	673,611	2,497,662
Issued in reorganization	—	—
Reinvested	93,171	205,444
Redeemed	(1,444,436)	(2,864,323)

Change in Institutional Shares	(677,654)	(161,217)
Class R Shares:
Issued	—	—

Change in Class R Shares	—	—

Change in Shares	(812,583)	(475,888)

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund
For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$2,239,937	$2,870,738	$1,504,102	$691,577
—	5,898,265	—	4,823,599
31,578	41,433	—	15,377
(1,890,969)	(2,431,070)	(484,371)	(438,388)

380,546	6,379,366	1,019,731	5,092,165

3,923	18,231	3,561	20,551
—	1,265,846	—	1,039,671
—	578	—	—
(557,244)	(1,379,754)	(184,548)	(188,467)

(553,321)	(95,099)	(180,987)	871,755

54,106	268,770	20,149	38,609
—	72,648	—	17,265
—	77	—	29
(12,198)	(120,962)	(3,651)	—

41,908	220,533	16,498	55,903

33,895,036	90,925,122	17,299,009	25,776,748
—	69,504,565	—	22,752,363
602,035	1,113,413	—	282,125
(47,614,551)	(72,694,448)	(11,530,383)	(18,247,462)

(13,117,480)	88,848,652	5,768,626	30,563,774

—	100	—	100

—	100	—	100

$(13,248,347)	$95,353,552	$6,623,868	$36,583,697

163,975	247,446	113,062	62,722
—	533,366	—	457,112
2,351	3,559	—	1,375
(141,103)	(212,223)	(37,137)	(39,502)

25,223	572,148	75,925	481,707

319	1,630	281	1,770
—	119,580	—	98,525
—	54	—	—
(43,598)	(125,368)	(14,013)	(16,799)

(43,279)	(4,104)	(13,732)	83,496

4,137	25,005	1,630	3,449
—	6,874	—	1,636
—	7	—	2
(998)	(10,998)	(313)	—

3,139	20,888	1,317	5,087

2,485,890	7,899,523	1,288,122	2,348,845
—	6,253,352	—	2,156,153
44,596	94,163	—	25,419
(3,514,041)	(6,382,508)	(913,810)	(1,672,595)

(983,555)	7,864,530	374,312	2,857,822

—	9	—	10

—	9	—	10

(998,472)	8,453,471	437,822	3,428,122

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital International Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$374,453	$774,803
Distributions reinvested	—	67,212
Value of shares redeemed	(422,163)	(412,591)

Change in net assets from Class A Share transactions	(47,710)	429,424
Class B Shares:
Proceeds from shares issued	2,009	12,418
Distributions reinvested	—	13,416
Value of shares redeemed	(89,869)	(171,023)

Change in net assets from Class B Share transactions	(87,860)	(145,189)
Class C Shares:
Proceeds from shares issued	24,389	61,384
Distributions reinvested	—	1,243
Value of shares redeemed	(58,801)	(64,606)

Change in net assets from Class C Share transactions	(34,412)	(1,979)
Institutional Shares:
Proceeds from shares issued	6,356,336	17,518,739
Distributions reinvested	—	1,313,469
Value of shares redeemed	(6,878,596)	(24,359,077)

Change in net assets from Institutional Share transactions	(522,260)	(5,526,869)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(692,242)	$(5,244,613)

Share Transactions:
Class A Shares:
Issued	71,084	157,914
Reinvested	—	13,469
Redeemed	(80,520)	(86,475)

Change in Class A Shares	(9,436)	84,908
Class B Shares:
Issued	436	2,853
Reinvested	—	3,029
Redeemed	(19,358)	(39,813)

Change in Class B Shares	(18,922)	(33,931)
Class C Shares:
Issued	5,298	14,545
Reinvested	—	281
Redeemed	(12,814)	(14,565)

Change in Class C Shares	(7,516)	261
Institutional Shares:
Issued	1,172,362	3,550,284
Reinvested	—	255,042
Redeemed	(1,265,440)	(5,026,016)

Change in Institutional Shares	(93,078)	(1,220,690)
Class R Shares:
Issued	—	—
Reinvested	—	—

Change in Class R Shares	—	—

Change in Shares	(128,952)	(1,169,452)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Short-Term Bond Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$24,217,205	$51,993,177	$66,080,356	$56,192,472	$772,524	$4,110,791
1,162,487	—	1,037,072	2,155,411	90,198	144,544
(17,594,624)	(39,871,310)	(18,260,921)	(29,827,673)	(443,621)	(1,432,444)

7,785,068	12,121,867	48,856,507	28,520,210	419,101	2,822,891

74,021	343,236	223,335	417,400	—	—
140,106	—	31,286	159,855	—	—
(1,608,814)	(3,658,508)	(1,191,878)	(2,011,466)	—	—

(1,394,687)	(3,315,272)	(937,257)	(1,434,211)	—	—

10,917,791	18,967,620	22,471,424	28,710,451	—	—
454,558	—	212,777	637,652	—	—
(8,075,879)	(8,876,442)	(4,596,062)	(5,905,408)	—	—

3,296,470	10,091,178	18,088,139	23,442,695	—	—

55,466,805	72,577,644	131,529,775	91,200,777	13,354,897	44,168,629
1,199,576	—	1,816,915	3,193,068	175,921	345,286
(26,979,424)	(66,522,833)	(20,204,405)	(61,626,392)	(17,434,575)	(43,587,786)

29,686,957	6,054,811	113,142,285	32,767,453	(3,903,757)	926,129

3,900	100	—	102	—	—
1	—	1	—	—	—

3,901	100	1	102	—	—

$39,377,709	$24,952,684	$179,149,675	$83,296,249	$(3,484,656)	$3,749,020

1,384,621	3,355,853	4,759,951	4,535,254	80,687	426,037
67,982	—	72,874	173,740	9,419	14,986
(1,011,840)	(2,593,295)	(1,306,279)	(2,433,573)	(46,352)	(148,442)

440,763	762,558	3,526,546	2,275,421	43,754	292,581

4,492	22,957	16,155	34,155	—	—
8,735	—	2,190	12,953	—	—
(98,627)	(251,243)	(85,659)	(165,060)	—	—

(85,400)	(228,286)	(67,314)	(117,952)	—	—

662,977	1,291,925	1,629,729	2,348,842	—	—
28,321	—	14,942	51,694	—	—
(493,008)	(610,429)	(332,582)	(485,022)	—	—

198,290	681,496	1,312,089	1,915,514	—	—

3,123,908	4,599,664	9,438,373	7,384,647	1,394,976	4,580,436
68,744	—	127,339	256,959	18,358	35,804
(1,517,843)	(4,230,147)	(1,447,511)	(5,030,921)	(1,818,568)	(4,523,559)

1,674,809	369,517	8,118,201	2,610,685	(405,234)	92,681

230	7	—	8	—	—
—	—	1	—	—	—

230	7	1	8	—	—

2,228,692	1,585,292	12,889,523	6,683,676	(361,480)	385,262

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,292,449	$4,505,216
Distributions reinvested	188,391	338,424
Value of shares redeemed	(2,406,310)	(3,763,183)

Change in net assets from Class A Share transactions	(925,470)	1,080,457
Class B Shares:
Proceeds from shares issued	10,821	102,822
Distributions reinvested	25,289	65,859
Value of shares redeemed	(685,521)	(801,098)

Change in net assets from Class B Share transactions	(649,411)	(632,417)
Class C Shares:
Proceeds from shares issued	191,543	238,283
Distributions reinvested	6,137	7,308
Value of shares redeemed	(127,171)	(145,608)

Change in net assets from Class C Share transactions	70,509	99,983
Institutional Shares:
Proceeds from shares issued	30,290,655	75,251,756
Distributions reinvested	843,994	1,890,858
Value of shares redeemed	(31,496,434)	(82,637,472)

Change in net assets from Institutional Share transactions	(361,785)	(5,494,858)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(1,866,157)	$(4,946,835)

Share Transactions:
Class A Shares:
Issued	121,284	422,099
Reinvested	17,818	31,771
Redeemed	(227,629)	(355,043)

Change in Class A Shares	(88,527)	98,827
Class B Shares:
Issued	1,038	9,743
Reinvested	2,398	6,208
Redeemed	(64,921)	(75,634)

Change in Class B Shares	(61,485)	(59,683)
Class C Shares:
Issued	17,867	22,353
Reinvested	582	687
Redeemed	(11,929)	(13,795)

Change in Class C Shares	6,520	9,245
Institutional Shares:
Issued	2,868,409	7,082,674
Reinvested	79,708	177,406
Redeemed	(2,974,752)	(7,740,047)

Change in Institutional Shares	(26,635)	(479,967)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(170,127)	(431,578)

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$7,245,872	$17,946,667	$1,092,664	$1,652,461	$1,404,962	$3,865,425
1,216,263	937,006	105,105	212,686	139,873	188,548
(5,312,075)	(4,393,142)	(757,163)	(608,591)	(3,212,581)	(803,200)

3,150,060	14,490,531	440,606	1,256,556	(1,667,746)	3,250,773

122,295	368,858	—	—	—	—
157,576	181,092	—	—	—	—
(639,579)	(1,392,427)	—	—	—	—

(359,708)	(842,477)	—	—	—	—

1,833,193	1,677,308	—	—	—	—
79,473	38,749	—	—	—	—
(1,217,490)	(48,269)	—	—	—	—

695,176	1,667,788	—	—	—	—

62,383,759	124,403,924	2,701,249	6,222,750	5,844,737	9,290,636
7,555,729	7,433,934	4,468	4,288	63,702	70,460
(56,002,035)	(106,050,848)	(2,948,844)	(3,982,330)	(5,952,556)	(4,327,799)

13,937,453	25,787,010	(243,127)	2,244,708	(44,117)	5,033,297

—	41,019	—	—	—	—
209	442	—	—	—	—
(37,054)	—	—	—	—	—

(36,845)	41,461	—	—	—	—

$17,386,136	$41,144,313	$197,479	$3,501,264	$(1,711,863)	$8,284,070

656,799	1,633,596	104,957	156,280	126,941	352,058
111,409	85,073	10,019	20,123	12,828	17,147
(484,897)	(402,439)	(72,702)	(57,857)	(296,167)	(73,305)

283,311	1,316,230	42,274	118,546	(156,398)	295,900

11,066	33,411	—	—	—	—
14,417	16,494	—	—	—	—
(58,169)	(126,923)	—	—	—	—

(32,686)	(77,018)	—	—	—	—

167,302	152,524	—	—	—	—
7,274	3,495	—	—	—	—
(111,647)	(4,401)	—	—	—	—

62,929	151,618	—	—	—	—

5,688,849	11,308,728	256,786	589,502	533,725	848,859
691,482	676,154	428	406	5,842	6,395
(5,115,713)	(9,615,329)	(282,559)	(377,904)	(548,720)	(393,661)

1,264,618	2,369,553	(25,345)	212,004	(9,153)	461,593

—	3,698	—	—	—	—
19	39	—	—	—	—
(3,264)	—	—	—	—	—

(3,245)	3,737	—	—	—	—

1,574,927	3,764,120	16,929	330,550	(165,551)	757,493

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$8,743,079	$18,279,880
Distributions reinvested	700,308	937,820
Value of shares redeemed	(4,842,630)	(3,174,236)

Change in net assets from Class A Share transactions	4,600,757	16,043,464
Institutional Shares:
Proceeds from shares issued	24,893,168	48,039,734
Distributions reinvested	261,688	297,178
Value of shares redeemed	(14,338,408)	(32,627,778)

Change in net assets from Institutional Share transactions	10,816,448	15,709,134

Change in net assets from capital transactions	$15,417,205	$31,752,598

Share Transactions:
Class A Shares:
Issued	813,389	1,698,060
Reinvested	65,625	86,951
Redeemed	(456,500)	(294,390)

Change in Class A Shares	422,514	1,490,621
Institutional Shares:
Issued	2,334,516	4,463,190
Reinvested	24,519	27,537
Redeemed	(1,347,474)	(3,031,390)

Change in Institutional Shares	1,011,561	1,459,337

Change in Shares	1,434,075	2,949,958

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$1,307,268	$4,684,576	$5,042,490	$16,772,363	$2,107,210	$10,426,589
197,282	313,137	423,656	710,183	356,226	531,561
(1,029,534)	(1,278,839)	(3,375,408)	(2,767,743)	(1,298,548)	(1,052,717)

475,016	3,718,874	2,090,738	14,714,803	1,164,888	9,905,433

12,736,086	17,684,617	11,771,813	17,058,923	8,543,187	15,576,892
61,788	83,271	73,890	52,397	41,355	65,070
(6,903,609)	(5,611,770)	(10,331,660)	(12,068,221)	(5,662,244)	(9,465,075)

5,894,265	12,156,118	1,514,043	5,043,099	2,922,298	6,176,887

$6,369,281	$15,874,992	$3,604,781	$19,757,902	$4,087,186	$16,082,320

122,226	436,592	422,850	1,402,257	210,644	1,042,175
18,592	29,356	35,982	59,606	36,056	53,130
(96,352)	(120,430)	(287,613)	(232,132)	(131,776)	(105,090)

44,466	345,518	171,219	1,229,731	114,924	990,215

1,204,901	1,674,989	1,000,182	1,432,235	862,976	1,558,216
5,868	7,853	6,284	4,380	4,185	6,512
(660,036)	(530,596)	(874,828)	(1,008,782)	(574,386)	(946,626)

550,733	1,152,246	131,638	427,833	292,775	618,102

595,199	1,497,764	302,857	1,657,564	407,699	1,608,317

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital National Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$85,909	$193,086
Distributions reinvested	2	5
Value of shares redeemed	(117,418)	(139,315)

Change in net assets from Class A Share transactions	(31,507)	53,776
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	—	—
Institutional Shares:
Proceeds from shares issued	92,441,629	254,452,716
Distributions reinvested	293	982
Value of shares redeemed	(113,610,184)	(359,957,648)

Change in net assets from Institutional Share transactions	(21,168,262)	(105,503,950)

Change in net assets from capital transactions	$(21,199,769)	$(105,450,174)

Share Transactions:
Class A Shares:
Issued	85,909	193,086
Reinvested	2	5
Redeemed	(117,418)	(139,315)

Change in Class A Shares	(31,507)	53,776
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class C Shares	—	—
Institutional Shares:
Issued	92,441,629	254,452,716
Reinvested	293	982
Redeemed	(113,610,184)	(359,957,648)

Change in Institutional Shares	(21,168,262)	(105,503,950)

Change in Shares	(21,199,769)	(105,450,174)

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund		Sterling Capital U.S. Treasury Money Market Fund		Sterling Capital Strategic Allocation Conservative Fund
For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$82,318,270	$132,211,386	$63,214,174	$113,397,348	$1,561,427	$1,595,118
8,856	94,134	6,654	99,288	156,189	202,858
(102,290,460)	(230,509,387)	(67,262,787)	(145,385,305)	(659,972)	(924,550)

(19,963,334)	(98,203,867)	(4,041,959)	(31,888,669)	1,057,644	873,426

170,201	345,965	369,439	222,141	60,956	48,341
63	777	28	473	39,267	57,630
(533,104)	(753,971)	(403,738)	(486,491)	(252,768)	(1,059,080)

(362,840)	(407,229)	(34,271)	(263,877)	(152,545)	(953,109)

323,119	345,883	23,997	97,671	26,508	34,938
25	262	3	78	2,295	2,907
(209,050)	(759,306)	(39,670)	(57,218)	(1,890)	(20,331)

114,094	(413,161)	(15,670)	40,531	26,913	17,514

496,171,011	1,137,654,760	374,164,632	601,947,679	209,174	674,652
5,060	60,616	1,960	32,221	91,603	158,491
(471,665,218)	(1,621,282,549)	(393,942,956)	(826,293,945)	(1,008,490)	(1,682,639)

24,510,853	(483,567,173)	(19,776,364)	(224,314,045)	(707,713)	(849,496)

$4,298,773	$(582,591,430)	$(23,868,264)	$(256,426,060)	$224,299	$(911,665)

82,318,270	132,211,386	63,214,174	113,397,348	166,960	182,820
8,856	94,134	6,654	99,288	16,776	23,219
(102,290,460)	(230,509,387)	(67,262,787)	(145,385,305)	(71,009)	(105,840)

(19,963,334)	(98,203,867)	(4,041,959)	(31,888,669)	112,727	100,199

170,201	345,965	369,440	222,141	6,595	5,548
63	777	28	473	4,220	6,599
(533,104)	(753,971)	(403,738)	(486,491)	(27,075)	(121,839)

(362,840)	(407,229)	(34,270)	(263,877)	(16,260)	(109,692)

323,119	345,883	23,997	97,671	2,859	4,012
25	262	3	78	248	334
(209,050)	(759,306)	(39,670)	(57,218)	(203)	(2,307)

114,094	(413,161)	(15,670)	40,531	2,904	2,039

496,171,011	1,137,654,760	374,164,632	601,947,679	22,232	77,032
5,060	60,616	1,960	32,221	9,748	17,968
(471,665,218)	(1,621,282,549)	(393,942,956)	(826,293,945)	(107,666)	(190,379)

24,510,853	(483,567,173)	(19,776,364)	(224,314,045)	(75,686)	(95,379)

4,298,773	(582,591,430)	(23,868,263)	(256,426,060)	23,685	(102,833)

Sterling Capital Funds

   Statements of Changes in Net Assets, continued

	Sterling Capital Strategic Allocation Balanced Fund
	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$3,422,352	$3,214,410
Distributions reinvested	357,650	564,372
Value of shares redeemed	(2,646,185)	(4,682,727)

Change in net assets from Class A Share transactions	1,133,817	(903,945)
Class B Shares:
Proceeds from shares issued	13,565	66,952
Distributions reinvested	94,788	163,364
Value of shares redeemed	(1,705,635)	(2,979,289)

Change in net assets from Class B Share transactions	(1,597,282)	(2,748,973)
Class C Shares:
Proceeds from shares issued	102,058	110,268
Distributions reinvested	2,557	2,023
Value of shares redeemed	(12,820)	(23,710)

Change in net assets from Class C Share transactions	91,795	88,581
Institutional Shares:
Proceeds from shares issued	30,127	57,459
Distributions reinvested	14,943	29,000
Value of shares redeemed	(626,234)	(333,147)

Change in net assets from Institutional Share transactions	(581,164)	(246,688)

Change in net assets from capital transactions	$(952,834)	$(3,811,025)

Share Transactions:
Class A Shares:
Issued	382,508	400,068
Reinvested	40,023	70,379
Redeemed	(297,534)	(577,766)

Change in Class A Shares	124,997	(107,319)
Class B Shares:
Issued	1,563	8,675
Reinvested	10,878	20,856
Redeemed	(195,596)	(378,343)

Change in Class B Shares	(183,155)	(348,812)
Class C Shares:
Issued	11,609	13,719
Reinvested	291	256
Redeemed	(1,479)	(3,084)

Change in Class C Shares	10,421	10,891
Institutional Shares:
Issued	3,384	7,053
Reinvested	1,667	3,595
Redeemed	(69,812)	(40,930)

Change in Institutional Shares	(64,761)	(30,282)

Change in Shares	(112,498)	(475,522)

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund
For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010

$1,144,805	$2,007,029	$360,821	$992,664
170,117	309,062	35,113	70,109
(1,730,471)	(2,428,605)	(349,702)	(1,112,685)

(415,549)	(112,514)	46,232	(49,912)

12,589	13,572	—	25,269
52,121	95,344	19,135	18,691
(1,335,320)	(2,492,057)	(337,703)	(915,440)

(1,270,610)	(2,383,141)	(318,568)	(871,480)

33,196	57,913	6,083	15,495
1,241	1,507	108	103
(1,180)	(11,486)	—	(5,356)

33,257	47,934	6,191	10,242

82,993	74,782	170	17,994
17,769	33,541	471	2,291
(629,488)	(204,378)	(9,768)	(656,081)

(528,726)	(96,055)	(9,127)	(635,796)

$(2,181,628)	$(2,543,776)	$(275,272)	$(1,546,946)

138,067	273,552	45,544	139,104
20,460	42,200	4,401	10,023
(210,944)	(331,303)	(43,775)	(157,301)

(52,417)	(15,551)	6,170	(8,174)

1,541	1,822	—	3,744
6,443	13,353	2,512	2,778
(165,479)	(348,757)	(44,292)	(135,520)

(157,495)	(333,582)	(41,780)	(128,998)

4,143	8,036	807	2,305
154	211	14	15
(151)	(1,610)	—	(817)

4,146	6,637	821	1,503

10,116	10,056	22	2,448
2,134	4,570	58	324
(74,750)	(27,583)	(1,251)	(95,000)

(62,500)	(12,957)	(1,171)	(92,228)

(268,266)	(355,453)	(35,960)	(227,897)

Sterling Capital Funds

   Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Investment Activities					Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.52	0.06	(c)	1.61	1.67	(0.06)	—	—	(0.06)
Year Ended September 30, 2010	$10.08	0.10	(c)	0.45	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$11.31	0.11	(c)	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15	(c)	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Year Ended September 30, 2007	$20.33	0.24	(c)	2.14	2.38	(0.23)	(3.35)	—	(3.58)
Year Ended September 30, 2006	$19.47	0.30	(c)	2.30	2.60	(0.30)	(1.44)	—	(1.74)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.08	0.02	(c)	2.60	2.62	(0.02)	—	—	(0.02)
Year Ended September 30, 2010	$10.81	0.04	(c)	1.27	1.31	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$10.50	0.02	(c)	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02	(c)	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Year Ended September 30, 2007	$13.49	0.04	(c)	2.13	2.17	(0.04)	(0.69)	—	(0.73)
Year Ended September 30, 2006	$13.35	0.03	(c)	1.60	1.63	(0.04)	(1.45)	—	(1.49)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.19	(0.03	)(c)	3.03	3.00	—	—	—	—
February 1, 2010 to September 30, 2010(d)	$10.55	0.04	(c)	0.63	0.67	(0.03)	—	—	(0.03)
Sterling Capital International Fund
Six Months Ended March 31, 2011 (Unaudited)	$5.02	(0.01	)(c)	0.38	0.37	—	—	—	—
Year Ended September 30, 2010	$4.97	0.02	(c)	0.13	0.15	(0.10)	—	—	(0.10)
Year Ended September 30, 2009	$5.31	0.06	(c)	(0.28)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.41	0.08	(c)	(2.41)	(2.33)	(0.02)	(0.75)	—	(0.77)
Year Ended September 30, 2007	$11.06	0.12	(c)	1.82	1.94	(0.07)	(4.52)	—	(4.59)
Year Ended September 30, 2006	$9.58	0.14	(c)	1.49	1.63	(0.15)	—	—	(0.15)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2011 (Unaudited)	$15.93	(0.03	)(c)	2.46	2.43	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.66	(0.06	)(c)	1.33	1.27	—	—	—	—
Year Ended September 30, 2009	$15.34	—	(c)(f)	— (f)	— (f)	— (f)	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08	)(c)	(2.12)	(2.20)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.43	(0.01	)(c)	3.47	3.46	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)		1.69	1.65	—	(0.79)	—	(0.79)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2011 (Unaudited)	$13.05	0.11	(c)	1.39	1.50	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$11.43	0.30	(c)	1.56	1.86	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$12.35	0.30	(c)	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43	(c)	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Year Ended September 30, 2007	$13.36	0.36	(c)	2.31	2.67	(0.32)	(0.68)	—	(1.00)
Year Ended September 30, 2006	$12.09	0.28		1.58	1.86	(0.32)	(0.27)	—	(0.59)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$9.68	0.07	(c)	(0.11)	(0.04)	(0.12)	—	—	(0.12)
Year Ended September 30, 2010	$9.66	0.16	(c)	0.10	0.26	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$9.54	0.24	(c)	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$9.52	0.33	(c)	0.07	0.40	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$9.48	0.36	(c)	0.07	0.43	(0.39)	—	—	(0.39)
Year Ended September 30, 2006	$9.50	0.28	(c)	0.01 (g)	0.29	(0.31)	—	—	(0.31)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Period from commencement of operations.
(e)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.01%.
(f)	Amount is less than $0.005.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$12.13	15.87%		$32,109	1.08%	0.97%	1.47%	28.08%
$10.52	5.47%		$28,849	1.09%	0.98%	1.48%	119.85%
$10.08	(9.67)%		$29,290	1.06%	1.25%	1.45%	92.97%
$11.31	(29.46)%		$36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%		$58,771	1.16%	1.25%	1.47%	68.60%
$20.33	14.29%		$48,656	1.14%	1.53%	1.43%	34.83%

$14.68	21.71%		$23,326	1.18%	0.31%	1.22%	17.16%
$12.08	12.09%		$18,890	1.20%	0.33%	1.30%	45.02%
$10.81	3.24%		$10,717	1.21%	0.19%	1.26%	46.83%
$10.50	(22.00)%		$28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%		$16,811	1.16%	0.27%	1.20%	58.59%
$13.49	13.18%		$13,393	1.13%	0.23%	1.18%	53.92%

$14.19	26.81%		$7,910	1.34%	(0.46)%	1.70%	33.31%
$11.19	6.39	%(e)	$5,389	1.40%	0.49%	1.91%	95.89%

$5.39	7.37%		$4,020	1.81%	(0.47)%	2.22%	45.32%
$5.02	3.01%		$3,788	1.79%	0.49%	2.49%	145.31%
$4.97	(3.78)%		$3,333	1.74%	1.34%	2.13%	223.19%
$5.31	(30.82)%		$3,524	1.56%	1.11%	1.99%	112.65%
$8.41	20.13%		$5,204	1.38%	1.02%	1.75%	129.80%
$11.06	17.04%		$4,202	1.40%	1.37%	1.75%	36.22%

$18.26	15.28%		$240,281	1.28%	(0.33)%	1.53%	20.57%
$15.93	8.66%		$202,670	1.29%	(0.38)%	1.55%	25.65%
$14.66	1.74%		$175,319	1.28%	0.02%	1.54%	45.22%
$15.34	(12.61)%		$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%		$124,136	1.28%	(0.04)%	1.53%	49.43%
$16.43	11.16%		$81,883	1.28%	(0.26)%	1.53%	58.01%

$14.47	11.54%		$209,907	1.17%	1.65%	1.42%	6.38%
$13.05	16.42%		$143,283	1.19%	2.43%	1.45%	21.63%
$11.43	(5.33)%		$99,480	1.18%	2.93%	1.45%	37.13%
$12.35	(12.47)%		$98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%		$97,491	1.19%	2.53%	1.44%	37.85%
$13.36	15.79%		$60,059	1.20%	2.28%	1.45%	45.38%

$9.52	(0.43)%		$8,041	0.92%	1.39%	1.33%	81.63%
$9.68	2.75%		$7,747	0.95%	1.66%	1.36%	55.50%
$9.66	4.57%		$4,909	0.98%	2.44%	1.38%	89.57%
$9.54	4.23%		$4,680	0.90%	3.42%	1.30%	48.20%
$9.52	4.67%		$3,978	0.91%	3.77%	1.31%	44.10%
$9.48	3.12%		$6,233	0.89%	2.99%	1.29%	98.08%

Sterling Capital Funds

   Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities					Distributions

	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.80	0.13	(c)	(0.32)		(0.19)	(0.16)	—	(0.16)
Year Ended September 30, 2010	$10.56	0.29	(c)	0.27		0.56	(0.32)	—	(0.32)
Year Ended September 30, 2009	$10.03	0.33	(c)	0.55		0.88	(0.35)	—	(0.35)
Year Ended September 30, 2008	$9.93	0.41	(c)	0.11		0.52	(0.42)	—	(0.42)
Year Ended September 30, 2007	$9.89	0.42	(c)	0.04		0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41	(c)	(0.11)		0.30	(0.42)	—	(0.42)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.32	0.20	(c)	(0.23)		(0.03)	(0.23)	(0.21)	(0.44)
Year Ended September 30, 2010	$10.78	0.43	(c)	0.61		1.04	(0.49)	(0.01)	(0.50)
Year Ended September 30, 2009	$9.88	0.45	(c)	0.90		1.35	(0.45)	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43	(c)	(0.21)		0.22	(0.46)	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44	(c)	0.01		0.45	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42	(c)	(0.12)		0.30	(0.44)	(0.05)	(0.49)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.83	0.15	(c)	(0.41)		(0.26)	(0.15)	(0.05)	(0.20)
Year Ended September 30, 2010	$10.68	0.29	(c)	0.25		0.54	(0.29)	(0.10)	(0.39)
Year Ended September 30, 2009	$9.88	0.33	(c)	0.89		1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32	(c)	(0.18)		0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32	(c)	(0.06)		0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30		0.06		0.36	(0.30)	—	(0.30)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.21	0.14	(c)	(0.38)		(0.24)	(0.14)	(0.04)	(0.18)
Year Ended September 30, 2010	$10.97	0.28	(c)	0.24		0.52	(0.28)	— (d)	(0.28)
Year Ended September 30, 2009	$10.04	0.30	(c)	1.01		1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31	(c)	(0.11)		0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31	(c)	0.03		0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29		0.10		0.39	(0.29)	—	(0.29)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.01	0.14	(c)	(0.37)		(0.23)	(0.14)	(0.06)	(0.20)
Year Ended September 30, 2010	$10.87	0.30	(c)	0.20		0.50	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2009	$10.09	0.33	(c)	0.88		1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35	(c)	(0.20)		0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35	(c)	(0.04	)(c)	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36		—	(d)	0.36	(0.35)	(0.09)	(0.44)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.93	0.13	(c)	(0.38)		(0.25)	(0.13)	(0.03)	(0.16)
Year Ended September 30, 2010	$10.68	0.30	(c)	0.25		0.55	(0.30)	—	(0.30)
Year Ended September 30, 2009	$9.95	0.33	(c)	0.90		1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34	(c)	(0.24)		0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34	(c)	(0.05)		0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34		(0.01)		0.33	(0.34)	(0.18)	(0.52)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.14	0.16	(c)	(0.42)		(0.26)	(0.16)	(0.04)	(0.20)
Year Ended September 30, 2010	$12.07	0.33	(c)	0.18		0.51	(0.33)	(0.11)	(0.44)
Year Ended September 30, 2009	$11.11	0.36	(c)	1.05		1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37	(c)	(0.16)		0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38	(c)	(0.04)		0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40		(0.05)		0.35	(0.39)	(0.06)	(0.45)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.17	0.16	(c)	(0.36)		(0.20)	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2010	$10.04	0.33	(c)	0.15		0.48	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2009	$9.36	0.33	(c)	0.69		1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$9.71	0.33	(c)	(0.33)		—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$9.79	0.35	(c)	(0.05)		0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$9.85	0.39		(0.02)		0.37	(0.37)	(0.06)	(0.43)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.45	(1.76)%	$12,844	0.96%	2.44%	1.33%	44.41%
$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$9,654	0.92%	4.08%	1.29%	116.07%
$9.93	4.78%	$9,050	0.93%	4.27%	1.30%	85.83%
$9.89	3.08%	$9,748	0.92%	4.21%	1.29%	127.13%

$10.85	(0.19)%	$33,218	0.95%	3.58%	1.32%	66.82%
$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$9.88	2.06%	$8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$6,407	0.93%	4.16%	1.29%	226.36%

$10.37	(2.44)%	$8,465	0.93%	2.79%	1.33%	6.93%
$10.83	5.25%	$8,380	0.94%	2.76%	1.40%	20.68%
$10.68	12.71%	$6,999	0.92%	3.18%	1.37%	33.56%
$9.88	1.34%	$5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$2,729	0.91%	3.02%	1.37%	64.55%

$10.79	(2.18)%	$9,640	0.92%	2.54%	1.33%	12.93%
$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%
$10.97	13.44%	$8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$1,966	0.85%	2.89%	1.41%	219.80%

$10.58	(2.08)%	$49,219	0.92%	2.69%	1.28%	4.60%
$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.75%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%

$10.52	(2.30)%	$15,184	0.95%	2.46%	1.31%	14.28%
$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$9.95	0.94%	$7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$4,001	0.93%	3.30%	1.35%	80.24%

$11.68	(2.17)%	$35,928	0.93%	2.68%	1.28%	9.28%
$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%

$9.80	(1.97)%	$29,880	0.94%	3.26%	0.94%	6.51%
$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.60%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%

Sterling Capital Funds

   Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities						Distributions

	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital National Tax-Free Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	(c)	—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	(c)	—		0.03		(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	(c)	—	(d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.04	(c)	—		0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—	(d)	0.04		(0.04)	—	(0.04)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	—		—	(d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02	(c)	—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—		0.04		(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.04		—		0.04		(0.04)	—	(0.04)
Sterling Capital Strategic Allocation Conservative Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$9.06	0.12	(c)	0.46		0.58		(0.19)	—	(0.19)
Year Ended September 30, 2010	$8.50	0.26	(c)	0.57		0.83		(0.27)	—	(0.27)
Year Ended September 30, 2009	$8.43	0.23	(c)	0.21		0.44		(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26	(c)	(1.24)		(0.98)		(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$9.96	0.34	(c)	0.53		0.87		(0.30)	—	(0.30)
Year Ended September 30, 2006	$9.76	0.31	(c)	0.22		0.53		(0.33)	—	(0.33)
Sterling Capital Strategic Allocation Balanced Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$8.39	0.09	(c)	0.82		0.91		(0.12)	—	(0.12)
Year Ended September 30, 2010	$7.79	0.18	(c)	0.60		0.78		(0.18)	—	(0.18)
Year Ended September 30, 2009	$7.77	0.16	(c)	0.02		0.18		(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17	(c)	(1.86)		(1.69)		(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29	(c)	0.87		1.16		(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$9.79	0.24	(c)	0.45		0.69		(0.26)	—	(0.26)
Sterling Capital Strategic Allocation Growth Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$7.69	0.07	(c)	0.96		1.03		(0.08)	—	(0.08)
Year Ended September 30, 2010	$7.11	0.13	(c)	0.58		0.71		(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.33	0.12	(c)	(0.22)		(0.10)		(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11	(c)	(2.21)		(2.10)		(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25	(c)	1.08		1.33		(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$9.68	0.20	(c)	0.56		0.76		(0.21)	—	(0.21)
Sterling Capital Strategic Allocation Equity Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$7.33	0.05	(c)	1.03		1.08		(0.05)	—	(0.05)
Year Ended September 30, 2010	$6.77	0.10	(c)	0.56		0.66		(0.10)	—	(0.10)
Year Ended September 30, 2009	$7.41	0.07	(c)	(0.65)		(0.58)		(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04	(c)	(2.76)		(2.72)		(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21	(c)	1.43		1.64		(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17	(c)	0.83		1.00		(0.19)	(0.19)	(0.38)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$1.00	0.01%	$72	0.43%	0.01%	0.99%	—
$1.00	0.01%	$104	0.42%	0.01%	0.99%	—
$1.00	0.80%	$50	0.69%	0.67%	0.99%	—
$1.00	2.11%	$4	0.66%	2.48%	0.96%	—
$1.00	3.08%	$526	0.66%	3.06%	0.97%	—

$1.00	0.51%	$1	0.62%	2.96%	1.26%	—

$1.00	0.01%	$152,679	0.31%	0.01%	1.13%	—
$1.00	0.05%	$172,643	0.34%	0.05%	1.13%	—
$1.00	0.53%	$270,852	0.96%	0.78%	1.16%	—
$1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—

$1.00	0.01%	$132,163	0.14%	0.01%	1.15%	—
$1.00	0.07%	$136,205	0.15%	0.07%	1.13%	—
$1.00	0.03%	$168,094	0.33%	0.03%	1.13%	—
$1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—

$9.45	6.43%	$8,605	0.54%	2.66%	0.96%	6.10%
$9.06	9.93%	$7,230	0.46%	3.01%	0.97%	33.33%
$8.50	5.95%	$5,929	0.43%	2.95%	0.93%	21.56%
$8.43	(10.33)%	$7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$9,781	0.35%	3.28%	0.91%	29.58%
$9.96	5.54%	$9,365	0.33%	3.12%	0.95%	5.69%

$9.18	10.89%	$28,946	0.48%	2.00%	0.90%	6.59%
$8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%
$7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%
$7.77	(17.44)%	$27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$33,472	0.35%	2.44%	0.97%	7.33%

$8.64	13.37%	$19,586	0.49%	1.61%	0.91%	5.37%
$7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%
$7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%
$7.33	(21.65)%	$18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$22,801	0.36%	2.01%	0.98%	6.26%

$8.36	14.79%	$5,927	0.60%	1.27%	1.03%	6.43%
$7.33	9.90%	$5,148	0.50%	1.41%	1.06%	66.32%
$6.77	(7.60)%	$4,810	0.46%	1.23%	0.97%	20.24%
$7.41	(26.23)%	$5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$9,384	0.37%	1.00%	0.93%	48.80%
$11.57	9.39%	$7,762	0.36%	1.53%	0.97%	1.48%

Sterling Capital Funds

   Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.33	0.01	(c)	1.59	1.60	(0.01)	—	—	(0.01)
Year Ended September 30, 2010	$9.90	0.02	(c)	0.44	0.46	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$11.11	0.05	(c)	(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04	(c)	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.15	0.09	(c)	2.12	2.21	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.31	0.16	(c)	2.27	2.43	(0.15)	(1.44)	—	(1.59)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.52	(0.03	)(c)	2.48	2.45	—	—	—	—
Year Ended September 30, 2010	$10.35	(0.05	)(c)	1.22	1.17	— (d)	—	—	— (d)
Year Ended September 30, 2009	$10.14	(0.05	)(c)	0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07	)(c)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07	)(c)	2.08	2.01	— (d)	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(c)	1.59	1.52	— (d)	(1.45)	—	(1.45)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2011 (Unaudited)(e)	$11.17	(0.08	)(c)	3.02	2.94	—	—	—	—
February 1, 2010 to September 30, 2010	$10.55	(0.02	)(c)	0.64	0.62	—	—	—	—
Sterling Capital International Fund
Six Months Ended March 31, 2011 (Unaudited)	$4.44	(0.03	)(c)	0.34	0.31	—	—	—	—
Year Ended September 30, 2010	$4.41	(0.01	)(c)	0.11	0.10	(0.07)	—	—	(0.07)
Year Ended September 30, 2009	$4.75	0.02	(c)	(0.25)	(0.23)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.65	0.02	(c)	(2.16)	(2.14)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.46	0.03	(c)	1.72	1.75	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.09	0.06	(c)	1.42	1.48	(0.11)	—	—	(0.11)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2011 (Unaudited)	$14.97	(0.09	)(c)	2.31	2.22	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16	)(c)	1.24	1.08	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05	)(c)	(0.05)	(0.10)	— (d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21	)(c)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.00	(0.13	)(c)	3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)		1.66	1.50	—	(0.79)	—	(0.79)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2011 (Unaudited)	$13.01	0.06	(c)	1.38	1.44	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$11.39	0.20	(c)	1.57	1.77	(0.15)	—	—	(0.15)
Year Ended September 30, 2009	$12.31	0.22	(c)	(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32	(c)	(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.33	0.25	(c)	2.31	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.08	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.77	0.09	(c)	(0.33)	(0.24)	(0.12)	—	—	(0.12)
Year Ended September 30, 2010	$10.52	0.21	(c)	0.28	0.49	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.00	0.25	(c)	0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	(c)	0.10	0.44	(0.34)	—	—	(0.34)
Year Ended September 30, 2007	$9.86	0.35	(c)	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	(c)	(0.12)	0.22	(0.34)	—	—	(0.34)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year. (b) Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method. (d) Amount is less than $0.005.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$11.92	15.53%		$2,987	1.83%	0.22%	1.97%	28.08%
$10.33	4.64%		$3,121	1.83%	0.17%	1.98%	119.85%
$9.90	(10.31)%		$4,501	1.82%	0.54%	1.96%	92.97%
$11.11	(29.98)%		$7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%		$17,796	1.91%	0.50%	1.97%	68.60%
$20.15	13.45%		$14,808	1.88%	0.85%	1.93%	34.83%

$13.97	21.27%		$3,998	1.93%	(0.47)%	1.97%	17.16%
$11.52	11.32%		$3,796	1.94%	(0.48)%	2.05%	45.02%
$10.35	2.17%		$3,454	1.96%	(0.60)%	2.01%	46.83%
$10.14	(22.60)%		$4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%		$6,112	1.91%	(0.48)%	1.95%	58.59%
$13.23	12.38%		$5,391	1.89%	(0.53)%	1.93%	53.92%

$14.11	26.32%		$984	2.09%	(1.19)%	2.19%	33.31%
$11.17	5.88	%(f)	$932	2.15%	(0.28)%	2.41%	95.89%

$4.75	7.22%		$777	2.56%	(1.23)%	2.71%	45.32%
$4.44	1.93%		$810	2.54%	(0.31)%	2.96%	145.31%
$4.41	(4.43)%		$954	2.49%	0.58%	2.64%	223.19%
$4.75	(31.33)%		$1,281	2.31%	0.38%	2.49%	112.65%
$7.65	19.28%		$2,041	2.12%	0.26%	2.25%	129.80%
$10.46	16.27%		$1,819	2.15%	0.64%	2.25%	36.22%

$17.09	14.86%		$24,261	2.03%	(1.09)%	2.03%	20.57%
$14.97	7.78%		$22,538	2.04%	(1.13)%	2.05%	25.65%
$13.89	1.04%		$24,068	2.03%	(0.39)%	2.04%	45.22%
$14.65	(13.28)%		$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%		$29,931	2.03%	(0.79)%	2.03%	49.43%
$16.00	10.35%		$22,901	2.03%	(1.01)%	2.03%	58.01%

$14.42	11.09%		$14,508	1.91%	0.88%	1.92%	6.38%
$13.01	15.59%		$13,959	1.94%	1.67%	1.94%	21.63%
$11.39	(6.05)%		$13,567	1.93%	2.18%	1.95%	37.13%
$12.31	(13.14)%		$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%		$14,796	1.94%	1.78%	1.94%	37.85%
$13.33	14.84%		$9,592	1.95%	1.52%	1.95%	45.38%

$10.41	(2.23)%		$1,961	1.71%	1.70%	1.83%	44.41%
$10.77	4.71%		$2,690	1.71%	1.99%	1.84%	83.92%
$10.52	8.01%		$3,256	1.70%	2.42%	1.82%	47.13%
$10.00	4.52%		$3,070	1.67%	3.34%	1.79%	116.07%
$9.90	4.01%		$3,006	1.68%	3.52%	1.80%	85.83%
$9.86	2.32%		$4,020	1.68%	3.48%	1.79%	127.13%

Sterling Capital Funds

   Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.33	0.16	(c)	(0.23)	(0.07)	(0.19)	(0.21)	(0.40)
Year Ended September 30, 2010	$10.78	0.35	(c)	0.62	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	(c)	0.89	1.26	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36	(c)	(0.22)	0.14	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	(c)	—	0.37	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02	(c)	— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— (d)	0.03	(0.03)	—	(0.03)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.01	(c)	— (d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$9.07	0.09	(c)	0.45	0.54	(0.15)	—	(0.15)
Year Ended September 30, 2010	$8.50	0.20	(c)	0.57	0.77	(0.20)	—	(0.20)
Year Ended September 30, 2009	$8.43	0.17	(c)	0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19	(c)	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.96	0.27	(c)	0.54	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2006	$9.76	0.23	(c)	0.23	0.46	(0.26)	—	(0.26)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$8.22	0.05	(c)	0.81	0.86	(0.09)	—	(0.09)
Year Ended September 30, 2010	$7.63	0.12	(c)	0.59	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2009	$7.62	0.11	(c)	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10	(c)	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21	(c)	0.85	1.06	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.64	0.17	(c)	0.42	0.59	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$7.51	0.03	(c)	0.94	0.97	(0.05)	—	(0.05)
Year Ended September 30, 2010	$6.95	0.08	(c)	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(c)	(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04	(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.51	0.12	(c)	0.56	0.68	(0.14)	—	(0.14)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$7.01	0.02	(c)	0.99	1.01	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.45	0.04	(c)	0.55	0.59	(0.03)	—	(0.03)
Year Ended September 30, 2009	$7.09	0.03	(c)	(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03	)(c)	(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12	(c)	1.38	1.50	(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09	(c)	0.80	0.89	(0.11)	(0.19)	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.86	(0.56)%	$4,207	1.70%	2.84%	1.83%	66.82%
$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%
$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%
$9.89	1.31%	$4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$4,992	1.68%	3.62%	1.80%	222.24%
$10.13	2.27%	$4,872	1.68%	3.39%	1.79%	226.36%

$1.00	0.01%	$1,131	0.32%	0.01%	1.64%	—
$1.00	0.05%	$1,494	0.34%	0.05%	1.63%	—
$1.00	0.34%	$1,901	1.13%	0.33%	1.66%	—
$1.00	2.35%	$1,767	1.46%	2.26%	1.58%	—
$1.00	4.01%	$1,629	1.48%	3.92%	1.60%	—
$1.00	3.37%	$2,256	1.48%	3.34%	1.59%	—

$1.00	0.01%	$637	0.14%	0.01%	1.65%	—
$1.00	0.07%	$671	0.15%	0.06%	1.64%	—
$1.00	0.03%	$935	0.28%	0.02%	1.64%	—
$1.00	1.28%	$597	1.38%	1.14%	1.58%	—
$1.00	3.72%	$301	1.46%	3.64%	1.60%	—
$1.00	3.12%	$381	1.46%	2.97%	1.59%	—

$9.46	6.02%	$2,352	1.28%	1.91%	1.46%	6.10%
$9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%
$8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%
$8.43	(11.09)%	$4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$4,779	1.10%	2.60%	1.41%	29.58%
$9.96	4.75%	$4,968	1.08%	2.37%	1.45%	5.69%

$8.99	10.45%	$9,040	1.23%	1.26%	1.40%	6.59%
$8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%
$7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%

$8.43	12.97%	$7,957	1.24%	0.85%	1.41%	5.37%
$7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%
$6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%
$7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%

$7.98	14.40%	$3,850	1.34%	0.53%	1.52%	6.43%
$7.01	9.17%	$3,673	1.25%	0.63%	1.55%	66.32%
$6.45	(8.38)%	$4,215	1.21%	0.50%	1.47%	20.24%
$7.09	(26.69)%	$5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$8,535	1.12%	1.07%	1.43%	48.80%
$11.26	8.51%	$8,023	1.11%	0.80%	1.47%	1.48%

Sterling Capital Funds

   Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.28	0.01	(c)	1.58	1.59	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$9.85	0.02	(c)	0.45	0.47	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.08	0.04	(c)	(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04	(c)	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.11	0.09	(c)	2.13	2.22	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.28	0.16	(c)	2.26	2.42	(0.15)	(1.44)	—	(1.59)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.50	(0.03	)(c)	2.47	2.44	—	—	—	—
Year Ended September 30, 2010	$10.34	(0.05	)(c)	1.21	1.16	— (d)	—	—	— (d)
Year Ended September 30, 2009	$10.14	(0.05	)(c)	0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07	)(c)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07	)(c)	2.08	2.01	— (d)	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07	)(c)	1.59	1.52	— (d)	(1.45)	—	(1.45)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.17	(0.08	)(c)	3.02	2.94	—	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	(0.01	)(c)	0.64	0.63	(0.01)	—	—	(0.01)
Sterling Capital International Fund
Six Months Ended March 31, 2011 (Unaudited)	$4.42	(0.03	)(c)	0.34	0.31	—	—	—	—
Year Ended September 30, 2010	$4.38	(0.01	)(c)	0.10	0.09	(0.05)	—	—	(0.05)
Year Ended September 30, 2009	$4.73	0.02	(c)	(0.26)	(0.24)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$7.62	0.03	(c)	(2.16)	(2.13)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.44	0.01	(c)	1.73	1.74	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$9.07	0.05	(c)	1.42	1.47	(0.10)	—	—	(0.10)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2011 (Unaudited)	$14.98	(0.09	)(c)	2.31	2.22	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16	)(c)	1.25	1.09	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06	)(c)	(0.05)	(0.11)	— (d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21	)(c)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.01	(0.13	)(c)	3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)		1.64	1.50	—	(0.79)	—	(0.79)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.98	0.06	(c)	1.38	1.44	(0.04)	—	—	(0.04)
Year Ended September 30, 2010	$11.37	0.21	(c)	1.56	1.77	(0.16)	—	—	(0.16)
Year Ended September 30, 2009	$12.30	0.22	(c)	(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33	(c)	(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.32	0.26	(c)	2.30	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.07	0.19		1.56	1.75	(0.23)	(0.27)	—	(0.50)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.79	0.09	(c)	(0.32)	(0.23)	(0.12)	—	—	(0.12)
Year Ended September 30, 2010	$10.53	0.21	(c)	0.29	0.50	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.01	0.24	(c)	0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	(c)	0.12	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2007	$9.86	0.35	(c)	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$9.98	0.34	(c)	(0.12)	0.22	(0.34)	—	—	(0.34)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$11.84	15.44%		$284	1.85%	0.19%	2.00%	28.08%
$10.28	4.75%		$110	1.84%	0.23%	1.99%	119.85%
$9.85	(10.43)%		$93	1.81%	0.49%	1.95%	92.97%
$11.08	(30.00)%		$143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%		$239	1.91%	0.50%	1.97%	68.60%
$20.11	13.42%		$161	1.88%	0.82%	1.94%	34.83%

$13.94	21.22%		$572	1.93%	(0.43)%	1.97%	17.16%
$11.50	11.26%		$436	1.95%	(0.42)%	2.06%	45.02%
$10.34	2.08%		$176	1.96%	(0.59)%	2.01%	46.83%
$10.14	(22.59)%		$328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%		$1,126	1.91%	(0.49)%	1.95%	58.59%
$13.23	12.38%		$743	1.89%	(0.53)%	1.93%	53.92%

$14.11	26.32%		$90	2.09%	(1.21)%	2.20%	33.31%
$11.17	5.93	%(f)	$57	2.16%	(0.11)%	2.38%	95.89%

$4.73	7.01%		$145	2.55%	(1.26)%	2.70%	45.32%
$4.42	2.12%		$169	2.54%	(0.25)%	2.99%	145.31%
$4.38	(4.66)%		$166	2.49%	0.60%	2.63%	223.19%
$4.73	(31.30)%		$172	2.31%	0.48%	2.50%	112.65%
$7.62	19.28%		$244	2.13%	0.12%	2.26%	129.80%
$10.44	16.26%		$188	2.15%	0.47%	2.25%	36.22%

$17.10	14.85%		$87,019	2.03%	(1.08)%	2.03%	20.57%
$14.98	7.85%		$73,282	2.04%	(1.12)%	2.05%	25.65%
$13.89	0.97%		$58,479	2.03%	(0.51)%	2.04%	45.22%
$14.66	(13.27)%		$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%		$50,577	2.03%	(0.79)%	2.03%	49.43%
$16.01	10.34%		$34,418	2.03%	(1.02)%	2.03%	58.01%

$14.38	11.07%		$95,966	1.92%	0.91%	1.92%	6.38%
$12.98	15.62%		$69,549	1.94%	1.69%	1.95%	21.63%
$11.37	(6.10)%		$39,164	1.93%	2.18%	1.95%	37.13%
$12.30	(13.07)%		$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%		$26,044	1.94%	1.79%	1.94%	37.85%
$13.32	14.85%		$14,261	1.95%	1.52%	1.95%	45.38%

$10.44	(2.13)%		$587	1.71%	1.68%	1.83%	44.41%
$10.79	4.80%		$536	1.71%	2.00%	1.84%	83.92%
$10.53	8.00%		$426	1.70%	2.31%	1.82%	47.13%
$10.01	4.62%		$176	1.67%	3.33%	1.79%	116.07%
$9.90	4.01%		$201	1.68%	3.52%	1.80%	85.83%
$9.86	2.31%		$207	1.68%	3.47%	1.79%	127.13%

Sterling Capital Funds

   Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.34	0.16	(c)	(0.24)	(0.08)	(0.19)	(0.21)	(0.40)
Year Ended September 30, 2010	$10.79	0.34	(c)	0.63	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	(c)	0.90	1.27	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36	(c)	(0.23)	0.13	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	(c)	0.01	0.38	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34	(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02	(c)	— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		— (d)	0.03	(0.03)	—	(0.03)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.01	(c)	— (d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$1.00	0.03		—	0.03	(0.03)	—	(0.03)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$9.03	0.09	(c)	0.45	0.54	(0.16)	—	(0.16)
Year Ended September 30, 2010	$8.47	0.20	(c)	0.57	0.77	(0.21)	—	(0.21)
Year Ended September 30, 2009	$8.41	0.17	(c)	0.21	0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19	(c)	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.93	0.27	(c)	0.53	0.80	(0.22)	—	(0.22)
Year Ended September 30, 2006	$9.73	0.23	(c)	0.23	0.46	(0.26)	—	(0.26)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$8.26	0.06	(c)	0.79	0.85	(0.09)	—	(0.09)
Year Ended September 30, 2010	$7.68	0.12	(c)	0.59	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.67	0.11	(c)	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09	(c)	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21	(c)	0.86	1.07	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$9.69	0.17	(c)	0.42	0.59	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$7.50	0.04	(c)	0.92	0.96	(0.05)	—	(0.05)
Year Ended September 30, 2010	$6.94	0.08	(c)	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(c)	(0.22)	(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04	(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18	(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$9.52	0.11	(c)	0.57	0.68	(0.15)	—	(0.15)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2011 (Unaudited)	$6.98	0.02	(c)	0.99	1.01	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.47	0.04	(c)	0.54	0.58	(0.07)	—	(0.07)
Year Ended September 30, 2009	$7.10	0.02	(c)	(0.60)	(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03	)(c)	(2.66)	(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12	(c)	1.41	1.53	(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10	(c)	0.78	0.88	(0.11)	(0.19)	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year. (b) Annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets* (b)	Portfolio turnover rate** (a)

$10.86	(0.65)%	$2,733	1.71%	2.83%	1.83%	66.82%
$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%
$9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%
$10.13	2.18%	$116	1.68%	3.35%	1.79%	226.36%

$1.00	0.01%	$594	0.31%	0.01%	1.64%	—
$1.00	0.05%	$479	0.35%	0.04%	1.64%	—
$1.00	0.34%	$893	1.10%	0.24%	1.66%	—
$1.00	2.36%	$244	1.46%	2.46%	1.59%	—
$1.00	3.99%	$460	1.48%	3.91%	1.59%	—
$1.00	3.35%	$393	1.48%	3.35%	1.59%	—

$1.00	0.01%	$79	0.14%	0.01%	1.65%	—
$1.00	0.07%	$94	0.16%	0.10%	1.63%	—
$1.00	0.04%	$54	0.28%	0.03%	1.64%	—
$1.00	1.29%	$37	1.38%	1.30%	1.58%	—
$1.00	3.68%	$42	1.47%	3.63%	1.61%	—
$1.00	3.13%	$55	1.45%	3.30%	1.59%	—

$9.41	5.97%	$159	1.29%	1.89%	1.46%	6.10%
$9.03	9.17%	$127	1.21%	2.28%	1.47%	33.33%
$8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%
$8.41	(10.99)%	$94	1.10%	1.99%	1.35%	39.99%
$10.51	8.11%	$77	1.10%	2.58%	1.41%	29.58%
$9.93	4.75%	$127	1.08%	2.35%	1.45%	5.69%

$9.02	10.37%	$297	1.24%	1.34%	1.40%	6.59%
$8.26	9.34%	$186	1.16%	1.49%	1.42%	47.76%
$7.68	1.85%	$89	1.13%	1.58%	1.38%	22.46%
$7.67	(18.02)%	$79	1.10%	1.04%	1.35%	63.63%
$10.81	10.72%	$156	1.11%	1.98%	1.42%	40.05%
$10.10	6.19%	$139	1.10%	1.71%	1.47%	7.33%

$8.41	12.88%	$211	1.25%	0.88%	1.42%	5.37%
$7.50	9.33%	$157	1.17%	1.07%	1.43%	57.35%
$6.94	(1.90)%	$99	1.14%	1.13%	1.39%	24.08%
$7.17	(22.31)%	$55	1.10%	0.49%	1.35%	77.54%
$10.92	12.33%	$78	1.11%	1.74%	1.43%	44.48%
$10.05	7.19%	$61	1.11%	1.17%	1.46%	6.26%

$7.95	14.48%	$25	1.37%	0.50%	1.54%	6.43%
$6.98	9.02%	$17	1.22%	0.58%	1.54%	66.32%
$6.47	(8.11)%	$6	1.13%	0.35%	1.36%	20.24%
$7.10	(26.77)%	$1	1.13%	(0.32)%	1.43%	67.40%
$11.87	14.13%	$1	1.00%	1.02%	1.25%	48.80%
$11.22	8.44%	$10	1.11%	0.90%	1.48%	1.48%

Sterling Capital Funds

   Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.57	0.07	(c)	1.62	1.69	(0.07)	—	—	(0.07)
Year Ended September 30, 2010	$10.13	0.13	(c)	0.45	0.58	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$11.36	0.13	(c)	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18	(c)	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Year Ended September 30, 2007	$20.38	0.29	(c)	2.16	2.45	(0.28)	(3.35)	—	(3.63)
Year Ended September 30, 2006	$19.51	0.35	(c)	2.31	2.66	(0.35)	(1.44)	—	(1.79)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.14	0.04	(c)	2.61	2.65	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$10.86	0.07	(c)	1.27	1.34	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$10.56	0.04	(c)	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05	(c)	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Year Ended September 30, 2007	$13.54	0.08	(c)	2.13	2.21	(0.06)	(0.69)	—	(0.75)
Year Ended September 30, 2006	$13.38	0.06	(c)	1.62	1.68	(0.07)	(1.45)	—	(1.52)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.19	(0.01	)(c)	3.03	3.02	—	—	—	—
Year Ended September 30, 2010	$10.27	0.06	(c)	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	(c)	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	—	(c)(e)	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007(f)	$18.36	(0.01	)(c)	0.68	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04	)(c)	3.09	3.05	(0.02)	(2.89)	—	(2.91)
Year Ended October 31, 2005	$18.33	0.01	(c)	1.61	1.62	—	(1.73)	—	(1.73)
Sterling Capital International Fund
Six Months Ended March 31, 2011 (Unaudited)	$5.19	(0.01	)(c)	0.41	0.40	—	—	—	—
Year Ended September 30, 2010	$5.14	0.04	(c)	0.12	0.16	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$5.47	0.07	(c)	(0.28)	(0.21)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$8.64	0.10	(c)	(2.49)	(2.39)	(0.03)	(0.75)	—	(0.78)
Year Ended September 30, 2007	$11.23	0.14	(c)	1.88	2.02	(0.09)	(4.52)	—	(4.61)
Year Ended September 30, 2006	$9.72	0.18	(c)	1.50	1.68	(0.17)	—	—	(0.17)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2011 (Unaudited)	$16.25	(0.01	)(c)	2.51	2.50	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.92	(0.02	)(c)	1.35	1.33	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04	(c)	(0.01)	0.03	— (e)	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04	)(c)	(2.14)	(2.18)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.57	0.03	(c)	3.51	3.54	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.65	—	(e)	1.71	1.71	—	(0.79)	—	(0.79)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2011 (Unaudited)	$13.07	0.13	(c)	1.39	1.52	(0.10)	—	—	(0.10)
Year Ended September 30, 2010	$11.44	0.33	(c)	1.57	1.90	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$12.37	0.32	(c)	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51	(c)	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2007	$13.37	0.40	(c)	2.31	2.71	(0.35)	(0.68)	—	(1.03)
Year Ended September 30, 2006	$12.10	0.32		1.57	1.89	(0.35)	(0.27)	—	(0.62)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$9.68	0.08	(c)	(0.10)	(0.02)	(0.13)	—	—	(0.13)
Year Ended September 30, 2010	$9.67	0.19	(c)	0.09	0.28	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$9.54	0.25	(c)	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$9.53	0.35	(c)	0.06	0.41	(0.40)	—	—	(0.40)
Year Ended September 30, 2007	$9.49	0.38	(c)	0.08	0.46	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	$9.51	0.30	(c)	0.01 (h)	0.31	(0.33)	—	—	(0.33)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year. (b) Annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.
(e)	Amount is less than $0.005.
(f)	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.
(g)

The performance information for the Institutional Shares prior to December 18, 2006 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.

(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

	Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (a)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$12.19	16.03%		$203,790	0.83%	1.22%	0.97%	28.08%
$10.57	5.71%		$183,791	0.84%	1.23%	0.99%	119.85%
$10.13	(9.40)%		$177,725	0.81%	1.51%	0.95%	92.97%
$11.36	(29.32)%		$257,036	0.89%	1.28%	0.94%	38.43%
$19.20	12.89%		$602,101	0.91%	1.50%	0.96%	68.60%
$20.38	14.59%		$660,667	0.89%	1.80%	0.93%	34.83%

$14.76	21.84%		$373,919	0.93%	0.56%	0.97%	17.16%
$12.14	12.39%		$319,451	0.94%	0.58%	1.05%	45.02%
$10.86	3.21%		$200,331	0.96%	0.44%	1.02%	46.83%
$10.56	(21.87)%		$163,840	0.89%	0.43%	0.93%	65.74%
$15.00	16.75%		$243,437	0.91%	0.53%	0.95%	58.59%
$13.54	13.52%		$209,685	0.89%	0.48%	0.93%	53.92%

$14.21	26.99%		$81,591	1.09%	(0.20)%	1.20%	33.31%
$11.19	9.59	%(d)	$60,073	1.20%	0.56%	1.42%	95.89%
$10.27	8.68%		$25,790	1.42%	1.79%	0.23%	89.00%
$9.89	(17.16)%		$22,635	1.26%	1.40%	0.01%	64.00%
$14.68	3.67%		$45,453	1.18%	1.41%	(0.07)%	82.00%
$18.36	19.31	%(g)	$60,737	1.25%	1.63%	(0.26)%	56.00%
$18.22	9.24	%(g)	$99,201	1.25%	1.47%	0.06%	45.00%

$5.59	7.71%		$81,348	1.56%	(0.21)%	1.72%	45.32%
$5.19	3.09%		$76,087	1.54%	0.73%	1.96%	145.31%
$5.14	(3.42)%		$81,575	1.49%	1.58%	1.64%	223.19%
$5.47	(30.65)%		$109,438	1.31%	1.36%	1.49%	112.65%
$8.64	20.39%		$164,147	1.13%	1.13%	1.26%	129.80%
$11.23	17.38%		$253,690	1.15%	1.68%	1.25%	36.22%

$18.65	15.41%		$323,637	1.03%	(0.07)%	1.03%	20.57%
$16.25	8.91%		$254,834	1.04%	(0.13)%	1.05%	25.65%
$14.92	1.91%		$228,421	1.03%	0.30%	1.04%	45.22%
$15.58	(12.35)%		$167,544	0.99%	(0.24)%	0.99%	25.80%
$18.51	22.55%		$127,210	1.03%	0.18%	1.03%	49.43%
$16.57	11.50%		$67,232	1.03%	(0.02)%	1.03%	58.01%

$14.49	11.65%		$380,057	0.92%	1.93%	0.92%	6.38%
$13.07	16.77%		$236,580	0.94%	2.68%	0.95%	21.63%
$11.44	(5.18)%		$177,281	0.93%	3.19%	0.95%	37.13%
$12.37	(12.24)%		$140,256	0.89%	3.72%	0.89%	30.01%
$15.05	21.16%		$46,053	0.94%	2.81%	0.94%	37.85%
$13.37	16.04%		$35,205	0.95%	2.55%	0.95%	45.38%

$9.53	(0.20)%		$55,280	0.67%	1.64%	0.83%	81.63%
$9.68	2.90%		$60,089	0.70%	1.93%	0.86%	55.50%
$9.67	4.94%		$59,123	0.70%	2.58%	0.85%	89.57%
$9.54	4.38%		$44,912	0.65%	3.68%	0.80%	48.20%
$9.53	4.93%		$40,756	0.66%	4.01%	0.81%	44.10%
$9.49	3.37%		$66,371	0.64%	3.21%	0.79%	98.08%

Sterling Capital Funds

   Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.82	0.14	(c)	(0.33)	(0.19)	(0.17)	—	(0.17)
Year Ended September 30, 2010	$10.57	0.32	(c)	0.28	0.60	(0.35)	—	(0.35)
Year Ended September 30, 2009	$10.05	0.35	(c)	0.55	0.90	(0.38)	—	(0.38)
Year Ended September 30, 2008	$9.94	0.44	(c)	0.12	0.56	(0.45)	—	(0.45)
Year Ended September 30, 2007	$9.90	0.45	(c)	0.04	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44	(c)	(0.13)	0.31	(0.44)	—	(0.44)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.33	0.21	(c)	(0.24)	(0.03)	(0.24)	(0.21)	(0.45)
Year Ended September 30, 2010	$10.78	0.46	(c)	0.62	1.08	(0.52)	(0.01)	(0.53)
Year Ended September 30, 2009	$9.89	0.47	(c)	0.89	1.36	(0.47)	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46	(c)	(0.22)	0.24	(0.48)	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47	(c)	—	0.47	(0.47)	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45	(c)	(0.13)	0.32	(0.46)	(0.05)	(0.51)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.81	0.16	(c)	(0.40)	(0.24)	(0.16)	(0.05)	(0.21)
Year Ended September 30, 2010	$10.67	0.32	(c)	0.24	0.56	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2009	$9.87	0.35	(c)	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34	(c)	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35	(c)	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33		0.07	0.40	(0.33)	—	(0.33)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.22	0.15	(c)	(0.37)	(0.22)	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2010	$10.99	0.30	(c)	0.23	0.53	(0.30)	— (d)	(0.30)
Year Ended September 30, 2009	$10.06	0.33	(c)	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34	(c)	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33	(c)	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31		0.09	0.40	(0.31)	—	(0.31)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.01	0.16	(c)	(0.37)	(0.21)	(0.16)	(0.06)	(0.22)
Year Ended September 30, 2010	$10.87	0.33	(c)	0.20	0.53	(0.33)	(0.06)	(0.39)
Year Ended September 30, 2009	$10.09	0.36	(c)	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37	(c)	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38	(c)	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39		— (d)	0.39	(0.38)	(0.09)	(0.47)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.86	0.14	(c)	(0.38)	(0.24)	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2010	$10.61	0.32	(c)	0.25	0.57	(0.32)	—	(0.32)
Year Ended September 30, 2009	$9.89	0.35	(c)	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36	(c)	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37	(c)	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37		— (d)	0.37	(0.37)	(0.18)	(0.55)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.14	0.17	(c)	(0.43)	(0.26)	(0.17)	(0.04)	(0.21)
Year Ended September 30, 2010	$12.07	0.36	(c)	0.18	0.54	(0.36)	(0.11)	(0.47)
Year Ended September 30, 2009	$11.10	0.39	(c)	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40	(c)	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41	(c)	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42		(0.04)	0.38	(0.42)	(0.06)	(0.48)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2011 (Unaudited)	$10.18	0.17	(c)	(0.36)	(0.19)	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2010	$10.05	0.36	(c)	0.15	0.51	(0.36)	(0.02)	(0.38)
Year Ended September 30, 2009	$9.37	0.36	(c)	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$9.72	0.36	(c)	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$9.80	0.37	(c)	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$9.86	0.40		(0.01)	0.39	(0.39)	(0.06)	(0.45)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.46	(1.73)%	$170,061	0.71%	2.68%	0.83%	44.41%
$10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%
$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
$9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%

$10.85	(0.15)%	$381,495	0.70%	3.83%	0.82%	66.82%
$11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%
$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%

$10.36	(2.24)%	$14,378	0.67%	3.03%	0.83%	6.93%
$10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%
$10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%
$9.87	1.59%	$10,924	0.64%	3.38%	0.84%	54.22%
$10.05	2.92%	$10,625	0.65%	3.45%	0.85%	69.73%
$10.11	4.04%	$11,175	0.66%	3.26%	0.87%	64.55%

$10.81	(1.97)%	$25,248	0.68%	2.80%	0.83%	12.93%
$11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%
$10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%
$10.06	2.10%	$11,527	0.54%	3.26%	0.84%	108.13%
$10.17	3.74%	$8,374	0.59%	3.29%	0.89%	136.09%
$10.13	4.10%	$8,003	0.60%	3.13%	0.90%	219.80%

$10.58	(1.96)%	$152,798	0.68%	2.94%	0.78%	4.60%
$11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%
$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$10.33	3.33%	$96,282	0.66%	3.65%	0.81%	106.16%
$10.38	3.84%	$87,854	0.65%	3.70%	0.80%	94.95%

$10.45	(2.20)%	$34,804	0.70%	2.71%	0.80%	14.28%
$10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%
$10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%
$9.89	1.27%	$13,298	0.71%	3.52%	0.86%	127.76%
$10.21	3.08%	$12,789	0.68%	3.60%	0.85%	68.69%
$10.29	3.66%	$15,426	0.69%	3.58%	0.86%	80.24%

$11.67	(2.13)%	$75,793	0.68%	2.93%	0.78%	9.28%
$12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%
$12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%
$11.10	2.13%	$71,631	0.64%	3.50%	0.79%	53.28%
$11.31	3.21%	$68,911	0.66%	3.64%	0.81%	85.36%
$11.39	3.49%	$65,652	0.65%	3.80%	0.80%	76.53%

$9.81	(1.85)%	$71,014	0.69%	3.51%	0.69%	6.51%
$10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%
$10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%
$9.37	0.18%	$56,829	0.66%	3.66%	0.66%	39.13%
$9.72	3.37%	$52,518	0.66%	3.85%	0.66%	49.60%
$9.80	4.10%	$50,916	0.65%	4.03%	0.65%	50.14%

Sterling Capital Funds

   Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net investment income		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital National Tax-Free Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02	(c)	—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03	(c)	—		0.03		(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$1.00	0.01		—		0.01		(0.01)	—	(0.01)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01	(c)	—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03	(c)	—	(d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.05	(c)	—		0.05		(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—	(d)	0.04		(0.04)	—	(0.04)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2011 (Unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(c)(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(c)(d)	—		—	(d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02	(c)	—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05	(c)	—		0.05		(0.05)	—	(0.05)
Year Ended September 30, 2006	$1.00	0.04		—		0.04		(0.04)	—	(0.04)
Sterling Capital Strategic Allocation Conservative Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$9.15	0.14	(c)	0.45		0.59		(0.20)	—	(0.20)
Year Ended September 30, 2010	$8.58	0.29	(c)	0.57		0.86		(0.29)	—	(0.29)
Year Ended September 30, 2009	$8.50	0.30	(c)	0.17		0.47		(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28	(c)	(1.26)		(0.98)		(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38	(c)	0.53		0.91		(0.33)	—	(0.33)
Year Ended September 30, 2006	$9.83	0.33	(c)	0.24		0.57		(0.36)	—	(0.36)
Sterling Capital Strategic Allocation Balanced Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$8.44	0.11	(c)	0.81		0.92		(0.13)	—	(0.13)
Year Ended September 30, 2010	$7.83	0.20	(c)	0.61		0.81		(0.20)	—	(0.20)
Year Ended September 30, 2009	$7.81	0.24	(c)	(0.04)		0.20		(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19	(c)	(1.86)		(1.67)		(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32	(c)	0.88		1.20		(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$9.83	0.27	(c)	0.43		0.70		(0.28)	—	(0.28)
Sterling Capital Strategic Allocation Growth Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$7.70	0.08	(c)	0.96		1.04		(0.09)	—	(0.09)
Year Ended September 30, 2010	$7.12	0.15	(c)	0.58		0.73		(0.15)	—	(0.15)
Year Ended September 30, 2009	$7.34	0.22	(c)	(0.31)		(0.09)		(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13	(c)	(2.20)		(2.07)		(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27	(c)	1.08		1.35		(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$9.69	0.22	(c)	0.57		0.79		(0.24)	—	(0.24)
Sterling Capital Strategic Allocation Equity Fund(f)
Six Months Ended March 31, 2011 (Unaudited)	$7.41	0.06	(c)	1.05		1.11		(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.85	0.12	(c)	0.57		0.69		(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.48	0.20	(c)	(0.77)		(0.57)		(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07	(c)	(2.78)		(2.71)		(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25	(c)	1.42		1.67		(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20	(c)	0.84		1.04		(0.22)	(0.19)	(0.41)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$1.00	0.01%	$134,217	0.42%	0.02%	0.49%	—
$1.00	0.03%	$155,385	0.40%	0.03%	0.48%	—
$1.00	1.05%	$260,889	0.44%	0.97%	0.49%	—
$1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$1.00	0.53%	$95,757	0.40%	3.14%	0.79%	—

$1.00	0.01%	$420,668	0.31%	0.01%	0.63%	—
$1.00	0.05%	$396,157	0.35%	0.04%	0.63%	—
$1.00	0.92%	$879,738	0.54%	0.87%	0.66%	—
$1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—

$1.00	0.01%	$188,663	0.14%	0.01%	0.65%	—
$1.00	0.07%	$208,439	0.15%	0.05%	0.64%	—
$1.00	0.04%	$432,753	0.29%	0.04%	0.64%	—
$1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—

$9.54	6.49%	$4,283	0.28%	2.90%	0.46%	6.10%
$9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%
$8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%
$8.50	(10.21)%	$39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$47,046	0.08%	3.35%	0.45%	5.69%

$9.23	10.96%	$681	0.21%	2.47%	0.40%	6.59%
$8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%
$7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%
$7.81	(17.23)%	$21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$25,699	0.10%	2.65%	0.47%	7.33%

$8.65	13.49%	$1,352	0.23%	2.00%	0.41%	5.37%
$7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%
$7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%
$7.34	(21.54)%	$17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$20,243	0.11%	2.24%	0.48%	6.26%

$8.46	14.97%	$66	0.34%	1.56%	0.52%	6.43%
$7.41	10.15%	$67	0.25%	1.65%	0.52%	66.32%
$6.85	(7.33)%	$693	0.17%	3.41%	0.42%	20.24%
$7.48	(26.02)%	$14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$14,837	0.11%	1.75%	0.47%	1.48%

Sterling Capital Funds

   Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$12.12	0.03	2.60	2.63	(0.03)	—	(0.03)
February 1, 2010 to September 30, 2010(e)	$11.11	0.03	1.01	1.04	(0.03)	—	(0.03)

Sterling Capital Small Value Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.18	(0.01)	2.98	2.97	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.06	0.62	0.68	(0.05)	—	(0.05)

Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2011 (Unaudited)	$16.26	(0.05)	2.52	2.47	—	(0.10)	(0.10)
February 1, 2010 to September 30, 2010(e)	$15.32	(0.03)	0.97	0.94	—	—	—

Sterling Capital Equity Income Fund
Six Months Ended March 31, 2011 (Unaudited)	$13.03	0.10	1.39	1.49	(0.10)	—	(0.10)
February 1, 2010 to September 30, 2010(e)	$11.94	0.23	1.04	1.27	(0.18)	—	(0.18)

Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2011 (Unaudited)	$11.32	0.19	(0.26)	(0.07)	(0.22)	(0.21)	(0.43)
February 1, 2010 to September 30, 2010(e)	$10.87	0.25	0.50	0.75	(0.30)	—	(0.30)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Period from commencement of operations.
(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.72	21.53%		$—	(d)	1.45%	0.48%	1.62%	17.16%
$12.12	9.47%		$—	(d)	1.44%	0.42%	1.68%	45.02%

$14.15	26.57%		$—	(d)	1.60%	(0.23)%	1.60%	33.31%
$11.18	6.46	%(f)	$—	(d)	1.65%	0.82%	3.44%	95.89%

$18.63	15.15%		$4		1.53%	(0.58)%	1.53%	20.57%
$16.26	6.20%		$—	(d)	1.54%	(0.29)%	1.57%	25.65%

$14.42	11.45%		$—	(d)	1.42%	1.42%	1.42%	6.38%
$13.03	10.76%		$—	(d)	1.45%	2.86%	1.49%	21.63%

$10.82	(0.53)%		$5		1.20%	3.43%	1.32%	66.82%
$11.32	7.03%		$42		1.21%	3.45%	1.37%	122.94%

Sterling Capital Funds

   Notes to Financial Statements (Unaudited)

   March 31, 2011

1.	Organization:

Sterling Capital Funds (formerly known as BB&T Funds) (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As the date of these financial statements, the Trust offers shares of the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, the Sterling Capital Equity Index Fund, the Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund, the Sterling Capital U.S. Treasury Money Market Fund, the Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund and the Sterling Capital Strategic Allocation Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Sterling Capital Equity Index Fund is not included in these financial statements. The Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund and the Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” The Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund and the Sterling Capital U.S. Treasury Money Market Fund are referred to as the “Money Market Funds.” The Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund and the Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2011, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. The Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund and the Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares and Class C Shares of the Sterling Capital Short-Term Bond Fund, the Sterling Capital National Tax-Free Money Market Fund and the Tax-Free Funds are not being offered. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding the Sterling Capital Short-Term Bond Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Sterling Capital Short-Term Bond Fund and the Tax-Free Funds have a maximum sales charge of 2.50% and 3.00%, respectively, as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of the Trust, Sterling Capital Management LLC and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable NetAssetValue Funds may also use an independent pricing service approved by the Board ofTrustees of theTrust (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital International Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Sterling Capital International Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2011 there were no changes to the valuation policies and procedures.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of March 31, 2011 is as follows:

Assets:	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Investments in Securities
Sterling Capital Select Equity Fund	$238,595,117	(a)	$1,187,148	(b)	$—	$239,782,265
Sterling Capital Mid Value Fund	402,250,981	(a)	2,258,666	(b)	—	404,509,647
Sterling Capital Small Value Fund	90,802,662	(a)	849,093	(b)	—	91,651,755
Sterling Capital International Fund	86,368,203	(a)	4,949,224	(a)(b)	—	91,317,427
Sterling Capital Special Opportunities Fund	675,233,240	(a)	9,592,066	(b)	—	684,825,306
Sterling Capital Equity Income Fund	697,840,167	(a)	29,575,768	(b)	—	727,415,935
Sterling Capital Short-Term Bond Fund	3,461,175	(c)	60,771,039	(a)	—	64,232,214
Sterling Capital Intermediate U.S. Government Fund	4,240,214	(c)	180,505,681	(a)	—	184,745,895
Sterling Capital Total Return Bond Fund	13,012,061	(c)	417,074,879	(a)	—	430,086,940
Sterling Capital Kentucky Intermediate Tax-Free Fund	108,987	(c)	22,448,482	(a)	—	22,557,469
Sterling Capital Maryland Intermediate Tax-Free Fund	866,923	(c)	33,821,556	(a)	—	34,688,479
Sterling Capital North Carolina Intermediate Tax-Free Fund	5,656,521	(c)	193,914,996	(a)	—	199,571,517
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,108,228	(c)	48,614,023	(a)	—	49,722,251
Sterling Capital Virginia Intermediate Tax-Free Fund	4,282,588	(c)	106,704,611	(a)	—	110,987,199
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,726,121	(c)	96,559,173	(a)	—	99,285,294
Sterling Capital National Tax-Free Money Market Fund	11,574	(c)	134,088,474	(a)	—	134,100,048
Sterling Capital Prime Money Market Fund	—		579,984,039	(a)	—	579,984,039
Sterling Capital U.S. Treasury Money Market Fund	—		321,476,096	(a)	—	321,476,096
Sterling Capital Strategic Allocation Conservative Fund	15,374,326	(a)	—		—	15,374,326
Sterling Capital Strategic Allocation Balanced Fund	38,991,052	(a)	—		—	38,991,052
Sterling Capital Strategic Allocation Growth Fund	29,107,409	(a)	—		—	29,107,409
Sterling Capital Strategic Allocation Equity Fund	9,870,616	(a)	—		—	9,870,616

Liabilities:
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (d)	$1,777,670		$—		$—	$1,777,670
Sterling Capital Equity Income Fund (d)	253,000		—		—	253,000
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk)
Sterling Capital International Fund (d)	$—		$55,544		$—	$55,544

(a) Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b) All or part of the balance represents securities held as collateral for securities on loan.
(c) Represents investment companies.

(d)    Other financial instruments are foreign currency exchange contracts and written options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and written options are shown at value.

There were no significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

Foreign Currency Translation — The accounting records of the Sterling Capital International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The Sterling Capital International Fund enters into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the fiscal year, the Sterling Capital International Fund utilized forward foreign currency exchange contracts to hedge the Fund’s portfolio against currency risks. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Euro by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, the Fund moved closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar). For open foreign currency exchange contracts as of March 31, 2011, see the Schedule of Portfolio Investments.

Options Contracts — The Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2011 are as follows:

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	15,263	$1,642,049	7,958	$589,691
Options written	32,887	2,845,939	9,698	541,270
Options closed	(9,360)	(668,606)	(1,698)	(108,849)
Options expired	(22,501)	(1,992,371)	(3,600)	(237,190)
Options exercised	(7,379)	(934,017)	(4,358)	(357,613)

Balance at end of period	8,910	$892,994	8,000	$427,309

The following is a summary of written call options outstanding as of March 31, 2011:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Apache Corp., $145.00, 7/16/11	350	$(93,450)
eBay, Inc., $40.00, 7/16/11	1,000	(15,000)
Halliburton Co., $45.00, 4/16/11	2,000	(1,000,000)
Halliburton Co., $50.00, 4/16/11	500	(67,000)
Halliburton Co., $50.00, 5/21/11	500	(126,000)
Halliburton Co., $55.00, 5/21/11	500	(39,500)
Halliburton Co., $48.00, 7/16/11	500	(237,500)
Halliburton Co., $55.00, 7/16/11	400	(68,000)
Intuit, Inc., $50.00, 4/16/11	90	(28,800)
McKesson Corp., $85.00, 5/21/11	1,000	(90,000)
Weatherford International, Ltd., $28.00, 5/21/11	2,070	(12,420)

	8,910	$(1,777,670)

Sterling Capital Equity Income Fund
Archer-Daniels-Midland Co., $40.00, 6/18/11	1,000	$(48,000)
Archer-Daniels-Midland Co., $41.00, 6/18/11	1,000	(30,000)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $15.00, 7/16/11	3,000	(15,000)
Texas Instruments, Inc., $36.00, 4/16/11	1,000	(18,000)
Verizon Communications, Inc., $38.00, 4/16/11	2,000	(142,000)

	8,000	$(253,000)

Derivative Instruments Categorized by Risk Exposure — The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2011:

Fair Values of Derivative Instruments
	Statements of Assets and Liabilities Location	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Liabilities
Equity contracts	Call options written	—	$1,777,670	$253,000
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$55,544	—	—

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2011:

	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Total Return Bond Fund
Net Realized Gain (Loss) from:
Foreign Currency Contracts:
Forward foreign currency exchange transactions	$(128,708)	—	—	—
Equity Contracts:
Written options	—	$2,215,178	$288,436	—

	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Total Return Bond Fund
Net change in Unrealized Appreciation/(Depreciation):
Foreign Currency Contracts:
Forward foreign currency exchange transactions	$109,724	—	—	—
Equity Contracts:
Written options	—	$(406,756)	$87,088	—

	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk):
Average number of contracts - U.S. dollars purchased	2	—	—
Average U.S. dollar amounts purchased	$2,217,596	—	—
Average number of contracts - U.S. dollars sold	1	—	—
Average U.S. dollar amounts sold	$812,047	—	—

Options Written (Equity Risk):
Average number of contracts	—	11,460	5,572
Average premium	—	$1,006,163	$342,242

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital National Tax-Free Money Market Fund, and the Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and The Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at March 31, 2011 was invested in the BNY Mellon Overnight Government Fund (formerly known as BNY Mellon Institutional Cash Reserve Fund (“ICRF”) Series A) and the BNY Mellon ICRF Series B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes.

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by ICRF, and (ii) if certain conditions are met, each Fund will have the right to sell the defaulted securities to BNYMC at a price equal to 80% of par value.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral for each Fund at March 31, 2011, are shown on the Statements of Assets and Liabilities. As of March 31, 2011, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the period ended March 31, 2011
Sterling Capital Select Equity Fund	$1,445,873	$1,483,117	$1,187,148	$2,656,549
Sterling Capital Mid Value Fund	3,135,335	3,185,857	2,258,666	9,433,790
Sterling Capital Small Value Fund	1,023,082	1,043,460	849,093	860,057
Sterling Capital International Fund	4,294,051	4,824,807	4,810,077	2,019,481
Sterling Capital Special Opportunities Fund	9,819,456	10,170,667	9,592,066	9,486,717
Sterling Capital Equity Income Fund	29,316,100	29,950,952	29,575,768	28,309,633

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the Sterling Capital Variable Insurance Funds (formerly known as BB&T Variable Insurance Funds) are allocated across the Funds and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income are declared and paid annually for the Sterling Capital International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, the Sterling Capital International Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains.

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Sterling Capital International Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the Sterling Capital International Fund’s net asset value. As of March 31, 2011, the Sterling Capital International Fund has no recorded payable as an estimate for potential future India capital gains taxes.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2011 were as follows:

	Purchases	Sales
Sterling Capital Select Equity Fund	$63,544,343	$67,629,198
Sterling Capital Mid Value Fund	63,198,744	74,747,729
Sterling Capital Small Value Fund	30,114,582	24,792,936
Sterling Capital International Fund	38,386,824	36,960,052
Sterling Capital Special Opportunities Fund	136,602,463	112,289,046
Sterling Capital Equity Income Fund	132,262,884	31,369,431
Sterling Capital Short-Term Bond Fund	46,917,414	18,339,006
Sterling Capital Intermediate U.S. Government Fund	14,596,904	14,961,679
Sterling Capital Total Return Bond Fund	137,475,011	122,509,234
Sterling Capital Kentucky Intermediate Tax-Free Fund	2,330,131	1,558,690
Sterling Capital Maryland Intermediate Tax-Free Fund	4,611,378	5,813,718
Sterling Capital North Carolina Intermediate Tax-Free Fund	22,637,042	8,790,129
Sterling Capital South Carolina Intermediate Tax-Free Fund	14,328,577	6,564,036
Sterling Capital Virginia Intermediate Tax-Free Fund	11,762,505	9,944,844
Sterling Capital West Virginia Intermediate Tax-Free Fund	10,609,781	6,287,206
Sterling Capital Strategic Allocation Conservative Fund	1,283,406	876,088
Sterling Capital Strategic Allocation Balanced Fund	2,450,889	3,579,648
Sterling Capital Strategic Allocation Growth Fund	1,469,607	3,364,515
Sterling Capital Strategic Allocation Equity Fund	598,336	590,391

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2011 were as follows:

	Purchases	Sales
Sterling Capital Short-Term Bond Fund	$4,421,339	$31,566,384
Sterling Capital Intermediate U.S. Government Fund	69,223,960	64,199,560
Sterling Capital Total Return Bond Fund	163,718,339	160,200,585

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2011 is set forth below:

	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Dividend Income October 1, 2010 -March 31, 2011	Distributions and Net Realized Gain (Loss) October 1, 2010 -March 31, 2011
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,746	625	2,660	30,711	$445,008	$3,052	$854
Sterling Capital International Fund, Institutional Class	110,490	7,579	10,803	107,266	599,618	—	11,115
Sterling Capital Mid Value Fund, Institutional Class	59,145	—	8,379	50,766	749,307	1,492	42,389
Sterling Capital Select Equity Fund, Institutional Class	111,019	2,293	12,357	100,955	1,230,639	7,247	(21,043)
Sterling Capital Small Value Fund, Institutional Class	16,546	—	2,897	13,649	193,956	—	6,054
Sterling Capital Special Opportunities Fund, Institutional Class	16,948	540	1,733	15,755	293,835	—	8,718
Sterling Capital Total Return Bond Fund, Institutional Class	675,576	78,900	—	754,476	8,186,062	170,856	145,890

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Dividend Income October 1, 2010 -March 31, 2011	Distributions and Net Realized Gain (Loss) October 1, 2010 -March 31, 2011
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	418,079	49,583,554	49,733,360	268,273	$268,273	$20	$—

Total Affiliates	1,440,549	49,673,491	49,772,189	1,341,851	$11,966,698	$182,667	$193,977

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	134,548	2,420	11,245	125,723	$1,821,722	$12,653	$4,416
Sterling Capital International Fund, Institutional Class	454,296	19,038	34,049	439,285	2,455,603	—	16,183
Sterling Capital Mid Value Fund, Institutional Class	243,138	—	35,016	208,122	3,071,884	6,298	92,575
Sterling Capital Select Equity Fund, Institutional Class	456,585	5,185	48,094	413,676	5,042,716	30,184	(101,569)
Sterling Capital Small Value Fund, Institutional Class	68,130	—	12,179	55,951	795,069	—	21,632
Sterling Capital Special Opportunities Fund, Institutional Class	69,693	489	5,583	64,599	1,204,778	—	9,590
Sterling Capital Total Return Bond Fund, Institutional Class	838,469	113,403	9,291	942,581	10,227,002	218,947	180,724
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	396,164	90,366,712	90,096,057	666,819	666,819	37	—

Total Affiliates	2,661,023	90,507,247	90,251,514	2,916,756	$25,285,593	$268,119	$223,551

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	125,242	763	11,638	114,367	$1,657,176	$11,721	$8,251
Sterling Capital International Fund, Institutional Class	422,855	369	23,698	399,526	2,233,352	—	(10,449)
Sterling Capital Mid Value Fund, Institutional Class	226,397	—	37,072	189,325	2,794,442	5,978	96,687
Sterling Capital Select Equity Fund, Institutional Class	425,003	3,389	52,064	376,328	4,587,442	28,126	(100,899)
Sterling Capital Small Value Fund, Institutional Class	63,423	—	12,563	50,860	722,726	—	25,344
Sterling Capital Special Opportunities Fund, Institutional Class	64,866	1,266	7,342	58,790	1,096,437	—	12,801
Sterling Capital Total Return Bond Fund, Institutional Class	256,099	8,124	1,380	262,843	2,851,843	64,130	54,947
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	863,643	65,200,400	65,421,788	642,255	642,255	27	—

Total Affiliates	2,447,528	65,214,311	65,567,545	2,094,294	$16,585,673	$109,982	$86,682

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	43,332	534	1,182	42,684	$618,498	$4,328	$1,394
Sterling Capital International Fund, Institutional Class	146,499	4,067	1,527	149,039	833,128	—	1,206

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Dividend Income October 1, 2010 -March 31, 2011	Distributions and Net Realized Gain (Loss) October 1, 2010 -March 31, 2011
Sterling Capital Mid Value Fund, Institutional Class	78,437	—	7,836	70,601	$1,042,078	$2,188	$21,046
Sterling Capital Select Equity Fund, Institutional Class	147,155	1,883	8,703	140,335	1,710,686	10,430	(16,761)
Sterling Capital Small Value Fund, Institutional Class	21,995	—	3,023	18,972	269,597	—	7,040
Sterling Capital Special Opportunities Fund, Institutional Class	22,468	557	1,101	21,924	408,887	—	3,697
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	497,104	34,059,136	34,321,293	234,947	234,947	14	—

Total Affiliates	956,990	34,066,177	34,344,665	678,502	$5,117,821	$16,960	$17,622

5.	Related Party Transactions:

Under the terms of the investment advisory agreement the Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived/reimbursed by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2011:

	Contractual Fee Rate	Fee Rate after Contractual Waivers(1)
Sterling Capital Select Equity Fund	0.74%	0.60	%(2)
Sterling Capital Mid Value Fund	0.74%	0.70	%(2)
Sterling Capital Small Value Fund	0.90%	0.80	%(2)
Sterling Capital International Fund	1.00%	0.85	%(2)
Sterling Capital Special Opportunities Fund	0.80%	0.80%
Sterling Capital Equity Income Fund	0.70%	0.70%
Sterling Capital Short-Term Bond Fund	0.34%	0.30	%(3)
Sterling Capital Intermediate U.S. Government Fund	0.60%	0.48	%(2)
Sterling Capital Total Return Bond Fund	0.60%	0.48	%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.40	%(2)
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.40	%(2)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.45%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.45%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.45%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.45%
Sterling Capital National Tax-Free Money Market Fund	0.25%	0.20	%(4)
Sterling Capital Prime Money Market Fund	0.40%	0.28	%(4)
Sterling Capital U.S. Treasury Money Market Fund	0.40%	0.26	%(4)
Sterling Capital Strategic Allocation Conservative Fund	0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.25%
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.25%
Sterling Capital Strategic Allocation Equity Fund	0.25%	0.25%

(1)

For all or a portion of the period ended March 31, 2011 Sterling Capital voluntarily waived additional advisory fees. Except as reflected below, voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2011 through January 31, 2012.
(3)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from March 1, 2011 through January 31, 2012.
(4)

Sterling Capital has contractually agreed to limit the advisory fees paid by each Money Market Fund to 0.20% with regard to the Sterling Capital National Tax-Free Money Market Fund, 0.28% with regard to the Sterling Capital Prime Money Market Fund, and 0.26% with regard to the Sterling Capital U.S. Treasury Money Market Fund (each, an “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

1, 2010 through February 29, 2012, Sterling Capital may recoup from each Money Market Fund all or a portion of the advisory fees that it voluntarily waives with respect to such Fund beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. Sterling Capital may not recoup any amount from a Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Contractual Fee Rate noted in the table above.

As of March 31, 2011, the amount of waived fees that are subject to possible recoupment through February 29, 2012 are as follows:

Amount
Sterling Capital National Tax-Free Money Market Fund	$63,343
Sterling Capital Prime Money Market Fund	1,880,532
Sterling Capital U.S. Treasury Money Market Fund	3,498,079

Pursuant to a sub-advisory agreement with Sterling Capital, Artio Global Management LLC (Artio) serves as the sub-advisor to the Sterling Capital International Fund, subject to the general supervision of the Fund’s Board and Sterling Capital. Pursuant to a sub-advisory agreement with Sterling Capital, Federated Investment Management Company (Federated) serves as the sub-advisor to the Sterling Capital Prime Money Market Fund and the Sterling Capital National Tax-Free Money Market Fund, subject to the general supervision of the Funds’ Board and Sterling Capital. Pursuant to a sub-advisory agreement with Sterling Capital, Scott & Stringfellow LLC (Scott & Stringfellow), a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund, subject to the general supervision of the Funds’ Board and Sterling Capital. For their services, sub-advisors are entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Variable Insurance Funds, excluding the assets of the Funds of Funds, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the period ended March 31, 2011, the Funds paid $118,275 in brokerage fees to Scott & Stringfellow on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, Inc. (“the Distributor”) (formerly known as BB&T AM Distributors, Inc.) serves as distributor to the Funds pursuant to an underwriting agreement effective as of April 23, 2007. The Plan provides for payments to the Distributor of up to 0.50%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively, with the exception of the Sterling Capital Mid Value Fund and the Sterling Capital West Virginia Intermediate Tax-Free Fund which make payments of up to 0.25% of the average daily net assets for Class A. The Distributor contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Funds to 0.25% throughout the period covered by this report except for the Sterling Capital Mid Value Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Prime Money Market Fund and Sterling Capital U.S. Treasury Money Market Fund through January 31, 2012, and may voluntarily waive additional fees at any time. The total contractual and voluntary waiver of distribution fees was $1,612,659 for the period ended March 31, 2011. Distribution fee waivers are included in the Statements of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. The Distributor is entitled to receive commissions on sales of shares of the Variable

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

Net Asset Value Funds. For the period ended March 31, 2011, the Distributor received $412,178 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2011 were $248,250. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Investment Advisor.

Sterling Capital and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Funds and the Sterling Capital Variable Insurance Funds based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than two percent (2%) per annum. During the period ended March 31, 2011 the following Funds utilized lines of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Sterling Capital Mid Value Fund	2.00%	$2,310,250	1	$1,067	$9,242,000
Sterling Capital Maryland Intermediate Tax- Free Fund	2.00%	39,000	3	7	39,000

8.	Federal Income Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2010, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

	Amount	Expires
Sterling Capital Select Equity Fund	$120,078,510	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	4,654,561	2016
Sterling Capital Mid Value Fund	33,027,022	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	560,977	2015
Sterling Capital Small Value Fund	5,873,289	2016
Sterling Capital Small Value Fund	4,139,048	2017
Sterling Capital Small Value Fund	1,280,281	2018
Sterling Capital International Fund	34,249,253	2017
Sterling Capital International Fund	25,579,528	2018
Sterling Capital Equity Income Fund	1,752,496	2017
Sterling Capital Equity Income Fund	35,182,274	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Strategic Allocation Conservative Fund	122,214	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018
Sterling Capital Strategic Allocation Balanced Fund	508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2010, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Select Equity Fund.	$2,653,688	$—	$2,653,688	$—	$2,653,688
Sterling Capital Mid Value Fund	1,464,936	—	1,464,936	—	1,464,936
Sterling Capital Small Value Fund	325,652	—	325,652	—	325,652
Sterling Capital International Fund	1,790,076	—	1,790,076	—	1,790,076
Sterling Capital Special Opportunities Fund	—	—	—	—	—
Sterling Capital Equity Income Fund	8,024,629	—	8,024,629	—	8,024,629
Sterling Capital Short-Term Bond Fund	2,014,753	—	2,014,753	—	2,014,753
Sterling Capital Intermediate U.S. Government Fund	6,548,623	—	6,548,623	—	6,548,623
Sterling Capital Total Return Bond Fund	18,561,594	—	18,561,594	—	18,561,594
Sterling Capital Kentucky Intermediate Tax-Free Fund	129,835	80,683	210,518	634,868	845,386
Sterling Capital Maryland Intermediate Tax-Free Fund	4,261	2,231	6,492	911,102	917,594
Sterling Capital North Carolina Intermediate Tax-Free Fund	238,236	783,605	1,021,841	5,228,160	6,250,001
Sterling Capital South Carolina Intermediate Tax-Free Fund	5,618	—	5,618	1,030,343	1,035,961
Sterling Capital Virginia Intermediate Tax-Free Fund	532,421	358,874	891,295	2,961,164	3,852,459
Sterling Capital West Virginia Intermediate Tax-Free Fund	21,240	132,670	153,910	3,120,288	3,274,198
Sterling Capital National Tax-Free Money Market Fund	68	31	99	138,125	138,224
Sterling Capital Prime Money Market Fund	321,834	—	321,834	—	321,834
Sterling Capital U.S. Treasury Money Market Fund	279,363	—	279,363	—	279,363
Sterling Capital Strategic Allocation Conservative Fund	428,602	—	428,602	—	428,602
Sterling Capital Strategic Allocation Balanced Fund	769,610	—	769,610	—	769,610
Sterling Capital Strategic Allocation Growth Fund	442,022	—	442,022	—	442,022
Sterling Capital Strategic Allocation Equity Fund	94,423	—	94,423	—	94,423
* Total Distributions paid may differ from the Statements of Changes in NetAssets because distributions are recognized when actually paid for tax purposes.

Sterling Capital Funds

   Notes to Financial Statements (Unaudited) — (continued)

   March 31, 2011

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ended September 30, 2011:

	Post- October Capital Losses	Post- October Currency Losses
Sterling Capital Equity Income Fund	$5,011,707	$20,418
Sterling Capital Short-Term Bond Fund	345,563	—
Sterling Capital Prime Money Market Fund	19,807	—
Sterling Capital Strategic Allocation Conservative Fund	37,533	—
Sterling Capital Strategic Allocation Balanced Fund	4,206,232	—
Sterling Capital Strategic Allocation Growth Fund	4,629,141	—
Sterling Capital Strategic Allocation Equity Fund	1,125,078	—

At March 31, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Sterling Capital Select Equity Fund	$202,118,235	$42,169,554	$(4,505,524)	$37,664,030
Sterling Capital Mid Value Fund	310,706,491	104,133,590	(10,330,434)	93,803,156
Sterling Capital Small Value Fund	77,311,832	16,902,519	(2,562,596)	14,339,923
Sterling Capital International Fund	77,230,201	16,751,189	(2,663,963)	14,087,226
Sterling Capital Special Opportunities Fund	562,669,779	132,027,094	(9,871,567)	122,155,527
Sterling Capital Equity Income Fund	616,817,625	113,866,296	(3,267,986)	110,598,310
Sterling Capital Short-Term Bond Fund	63,973,917	444,543	(186,246)	258,297
Sterling Capital Intermediate U.S. Government Fund	180,713,435	5,292,420	(1,259,960)	4,032,460
Sterling Capital Total Return Bond Fund	419,098,290	13,945,860	(2,957,210)	10,988,650
Sterling Capital Kentucky Intermediate Tax-Free Fund	22,036,053	612,932	(91,516)	521,416
Sterling Capital Maryland Intermediate Tax-Free Fund	33,736,431	1,112,725	(160,677)	952,048
Sterling Capital North Carolina Intermediate Tax-Free Fund	194,919,183	5,619,172	(966,838)	4,652,334
Sterling Capital South Carolina Intermediate Tax-Free Fund	49,171,100	877,879	(326,728)	551,151
Sterling Capital Virginia Intermediate Tax-Free Fund	107,137,688	4,380,227	(530,716)	3,849,511
Sterling Capital West Virginia Intermediate Tax-Free Fund	97,769,975	2,319,301	(803,982)	1,515,319
Sterling Capital National Tax-Free Money Market Fund	134,100,048	—	—	—
Sterling Capital Prime Money Market Fund	504,084,039	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	150,055,046	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	13,530,989	2,390,502	(547,165)	1,843,337
Sterling Capital Strategic Allocation Balanced Fund	34,185,375	6,658,676	(1,852,999)	4,805,677
Sterling Capital Strategic Allocation Growth Fund	25,270,212	5,516,216	(1,679,019)	3,837,197
Sterling Capital Strategic Allocation Equity Fund	8,913,606	1,960,369	(1,003,359)	957,010

9.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

Sterling Capital Funds

   March 31, 2011

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, DC 20005

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SCF2100
4/11

STERLING
CAPITAL FUNDS

©2011 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Sterling Capital Funds (formerly, BB&T Funds)

By (Signature and Title)             /s/ E.G. Purcell, III

                                                     E.G. Purcell, III, President

                                                     (principal executive officer)

Date     5/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ E.G. Purcell, III

                                                     E.G. Purcell, III, President

                                                     (principal executive officer)

Date     5/26/11

By (Signature and Title)             /s/ James T. Gillespie

                                                     James T. Gillespie, Treasurer

                                                     (principal financial officer)

Date     5/26/11